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
                                                     RYDEX VARIABLE TRUST
                 [LOGO]                                  ANNUAL REPORT
                                                       December 31, 1999
                                              6116 Executive Boulevard, Suite 400
                                                      Rockville, MD 20852
                                                        (301) 468-8520

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DEAR SHAREHOLDER:

The final year of the millennium was perhaps the best year in U.S. economic history. The terms "new era" and "new paradigm" have been used to describe our domestic economy as it moves into a record ninth year of expansion with virtually no inflation. The top line economic indicators were impressive. Real GDP growth posted another 4% plus gain while U.S. consumer prices, outside of food and energy, posted the slowest rate of increase in 34 years. The U.S. economy created over 2.6 million jobs in 1999, while unemployment fell to 4.2%, its lowest rate in three decades.

MARKET REVIEW

The economy has sustained positive growth with only benign inflation due to a technology-powered surge in productivity -- the amount of goods and services produced for each hour worked. Over the past decade, companies have invested heavily in computers and other technological innovations in order to boost efficiency and reduce costs.

Technology now drives the U.S. economy and is by far the most important sector in terms of market capitalization. Technology stocks now represent approximately 30% of the Standard & Poor's 500-Registered Trademark- Composite Stock Price Index. Yet the Index, up 19.53% for the year, would have posted little or no gain without tech stocks. The S&P 500 Technology Sector alone posted over a 70% gain. Even the Dow Jones Industrial Average finally joined the technology age when Microsoft and Intel were added in October 1999 to the oldest and most quoted Index. America Online and Yahoo then joined the S&P 500 Index.

The NASDAQ Composite Index-Registered Trademark- embodied the rise of the technology sector, holding such leaders as Microsoft, Cisco Systems, Dell, and Yahoo. By early November, the NASDAQ Composite crossed the 3,000 level for the first time. This was only the beginning, as more than half of the NASDAQ's gains soon followed when it eclipsed the 4,000 mark and closed the year with an 85.6% gain. The lion's share of this performance was attributed to a few large-capitalization companies. To illustrate this, the NASDAQ 100 surged 101.95% for the year. The NASDAQ 100 is comprised of the 100 largest companies in the NASDAQ Composite Index, excluding the financial services and utility sectors.

Mergers continued at a record rate with deals reaching $3.4 trillion in 1999, topping last year's $2.5 trillion figure. The mergers were driven by the evolving global communications industry. The IPO market experienced its most impressive year of record by raising $69.1 billion from the 544 issues that entered the public market. While UPS was the largest IPO in history, most new issues were technology-related, specifically in the Internet arena.

As the economy shined, the bond market had its worst year since 1994. Fears that the strong economy might eventually lead to inflation and a weaker dollar caused interest rates to rise steadily throughout the year. The 30-year Treasury's yield began the year at 5.10%. The Long Bond ended the year at 6.48% following three moves by the Federal Reserve to raise interest rates during the later half of 1999.

Looking forward, the Federal Reserve has indicated that it will do what is necessary to keep inflation under control. If long-term interest rates move significantly higher in 2000, cost and access to capital could put a damper on technology stocks -- along with the rest of the stock market. However, companies with real earnings potential and solid business infrastructures are likely to maintain strong advances due to the global demand for their products and services. This is because the rest of the world still lags behind the United States in the use of advanced technology to improve productivity.

[/S/ ALBERT P. VIRAGH, JR.]

Albert P. (Skip) Viragh, Jr.
Chairman

                              RYDEX VARIABLE TRUST

FUND STRATEGY AND PERFORMANCE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In this section you will find information about how each Rydex Fund performed during the latest fiscal year in comparison to its benchmark. In addition, each Fund's investment strategy will be described in brief to provide an understanding of the factors that affected the Funds' performance.
NOVA FUND
BENCHMARK: 150% OF THE PERFORMANCE OF THE STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX
The S&P 500, which is the benchmark for large-capitalized growth stock performance, rose 19.53% in 1999 for a fifth straight year of double-digit gains. The Index ended the year at a record high of 1469.25. High tech stocks led the way in gains that were limited to relatively few stocks -- in fact, the average stock increased a mere 1.6%. During the past 12 months, large-cap growth stocks outperformed value stocks. To achieve its benchmark, the Nova Fund invested primarily in S&P 500 stock index futures contracts and call options on S&P 500 futures contracts. By using futures contracts and call options, the Fund seeks to maintain a 150% exposure to the S&P 500 Composite Stock Price Index on a daily basis. For the reporting period, the Nova Fund returned 23.28%. Due to the mathematical effects of compounding and the pattern of market fluctuations during a given period, a leveraged fund's cumulative returns may not exhibit the same leverage factor as its daily returns.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          NOVA FUND  S&P 500 INDEX
5/7/97      $10,000        $10,000
5/8/97      $10,064        $10,057
5/9/97      $10,148        $10,112
5/12/97     $10,348        $10,270
5/13/97     $10,291        $10,215
5/14/97     $10,316        $10,269
5/15/97     $10,394        $10,322
5/16/97     $10,217        $10,173
5/19/97     $10,259        $10,216
5/20/97     $10,400        $10,319
5/21/97     $10,371        $10,291
5/22/97     $10,323        $10,246
5/23/97     $10,451        $10,385
5/27/97     $10,507        $10,418
5/28/97     $10,492        $10,387
5/29/97     $10,411        $10,349
5/30/97     $10,495        $10,400
6/2/97      $10,431        $10,377
6/3/97      $10,382        $10,366
6/4/97      $10,352        $10,300
6/5/97      $10,414        $10,341
6/6/97      $10,694        $10,520
6/9/97      $10,750        $10,580
6/10/97     $10,794        $10,609
6/11/97     $10,821        $10,661
6/12/97     $11,077        $10,832
6/13/97     $11,210        $10,952
6/16/97     $11,222        $10,960
6/17/97     $11,211        $10,966
6/18/97     $11,137        $10,901
6/19/97     $11,276        $11,010
6/20/97     $11,204        $11,019
6/23/97     $10,825        $10,772
6/24/97     $11,221        $10,990
6/25/97     $11,079        $10,900
6/26/97     $11,035        $10,834
6/27/97     $11,089        $10,879
6/30/97     $10,970        $10,852
7/1/97      $11,162        $10,925
7/2/97      $11,423        $11,084
7/3/97      $11,644        $11,242
7/7/97      $11,515        $11,184
7/8/97      $11,640        $11,264
7/9/97      $11,466        $11,127
7/10/97     $11,531        $11,204
7/11/97     $11,576        $11,239
7/14/97     $11,628        $11,260
7/15/97     $11,709        $11,350
7/16/97     $11,900        $11,483
7/17/97     $11,823        $11,422
7/18/97     $11,428        $11,222
7/21/97     $11,464        $11,193
7/22/97     $11,897        $11,451
7/23/97     $11,882        $11,483
7/24/97     $11,951        $11,528
7/25/97     $11,950        $11,510
7/28/97     $11,917        $11,481
7/29/97     $11,977        $11,553
7/30/97     $12,164        $11,676
7/31/97     $12,175        $11,700
8/1/97      $12,097        $11,613
8/4/97      $12,139        $11,651
8/5/97      $12,157        $11,677
8/6/97      $12,271        $11,774
8/7/97      $12,158        $11,662
8/8/97      $11,789        $11,446
8/11/97     $11,924        $11,488
8/12/97     $11,672        $11,360
8/13/97     $11,648        $11,305
8/14/97     $11,672        $11,338
8/15/97     $11,200        $11,044
8/18/97     $11,527        $11,188
8/19/97     $11,719        $11,353
8/20/97     $11,959        $11,517
8/21/97     $11,654        $11,342
8/22/97     $11,636        $11,323
8/25/97     $11,599        $11,282
8/26/97     $11,330        $11,194
8/27/97     $11,454        $11,203
8/28/97     $11,202        $11,080
8/29/97     $11,252        $11,028
9/2/97      $11,766        $11,373
9/3/97      $11,675        $11,376
9/4/97      $11,761        $11,413
9/5/97      $11,723        $11,391
9/8/97      $11,755        $11,417
9/9/97      $11,780        $11,447
9/10/97     $11,469        $11,268
9/11/97     $11,359        $11,189
9/12/97     $11,616        $11,328
9/15/97     $11,570        $11,277
9/16/97     $11,957        $11,594
9/17/97     $11,963        $11,562
9/18/97     $12,006        $11,614
9/19/97     $11,987        $11,654
9/22/97     $12,136        $11,714
9/23/97     $12,060        $11,671
9/24/97     $11,941        $11,580
9/25/97     $11,812        $11,499
9/26/97     $11,927        $11,589
9/29/97     $12,087        $11,689
9/30/97     $11,955        $11,614
10/1/97     $12,108        $11,714
10/2/97     $12,199        $11,776
10/3/97     $12,290        $11,832
10/6/97     $12,408        $11,926
10/7/97     $12,547        $12,054
10/8/97     $12,418        $11,940
10/9/97     $12,356        $11,900
10/10/97    $12,332        $11,856
10/13/97    $12,323        $11,869
10/14/97    $12,336        $11,896
10/15/97    $12,285        $11,840
10/16/97    $12,057        $11,712
10/17/97    $11,890        $11,576
10/20/97    $12,087        $11,716
10/21/97    $12,389        $11,921
10/22/97    $12,298        $11,874
10/23/97    $11,986        $11,656
10/24/97    $11,826        $11,545
10/27/97    $10,731        $10,752
10/28/97    $11,555        $11,295
10/29/97    $11,566        $11,269
10/30/97    $11,204        $11,080
10/31/97    $11,499        $11,214
11/3/97     $11,844        $11,513
11/4/97     $11,781        $11,534
11/5/97     $11,849        $11,559
11/6/97     $11,782        $11,501
11/7/97     $11,619        $11,372
11/10/97    $11,538        $11,294
11/11/97    $11,542        $11,326
11/12/97    $11,257        $11,108
11/13/97    $11,431        $11,239
11/14/97    $11,634        $11,382
11/17/97    $11,907        $11,601
11/18/97    $11,796        $11,503
11/19/97    $11,878        $11,581
11/20/97    $12,115        $11,758
11/21/97    $12,219        $11,808
11/24/97    $11,929        $11,607
11/25/97    $11,947        $11,658
11/26/97    $11,997        $11,668
11/28/97    $12,005        $11,714
12/1/97     $12,394        $11,951
12/2/97     $12,320        $11,913
12/3/97     $12,359        $11,976
12/4/97     $12,348        $11,931
12/5/97     $12,504        $12,062
12/8/97     $12,464        $12,044
12/9/97     $12,357        $11,964
12/10/97    $12,231        $11,890
12/11/97    $11,991        $11,708
12/12/97    $11,988        $11,689
12/15/97    $12,120        $11,812
12/16/97    $12,212        $11,869
12/17/97    $12,127        $11,838
12/18/97    $11,956        $11,713
12/19/97    $11,852        $11,608
12/22/97    $11,942        $11,693
12/23/97    $11,680        $11,514
12/24/97    $11,625        $11,435
12/26/97    $11,680        $11,482
12/29/97    $11,995        $11,689
12/30/97    $12,210        $11,903
12/31/97    $12,211        $11,898
1/2/98      $12,293        $11,954
1/5/98      $12,328        $11,979
1/6/98      $12,067        $11,851
1/7/98      $12,118        $11,819
1/8/98      $11,911        $11,722
1/9/98      $11,414        $11,374
1/12/98     $11,671        $11,515
1/13/98     $11,887        $11,674
1/14/98     $11,950        $11,745
1/15/98     $11,818        $11,657
1/16/98     $12,034        $11,789
1/20/98     $12,299        $11,998
1/21/98     $12,142        $11,902
1/22/98     $11,999        $11,807
1/23/98     $11,964        $11,741
1/26/98     $11,954        $11,733
1/27/98     $12,115        $11,881
1/28/98     $12,251        $11,984
1/29/98     $12,331        $12,083
1/30/98     $12,343        $12,019
2/2/98      $12,612        $12,276
2/3/98      $12,709        $12,334
2/4/98      $12,691        $12,345
2/5/98      $12,688        $12,304
2/6/98      $12,841        $12,413
2/9/98      $12,781        $12,392
2/10/98     $12,936        $12,494
2/11/98     $12,934        $12,506
2/12/98     $12,980        $12,557
2/13/98     $12,909        $12,507
2/17/98     $12,995        $12,540
2/18/98     $13,121        $12,654
2/19/98     $13,047        $12,607
2/20/98     $13,161        $12,680
2/23/98     $13,221        $12,728
2/24/98     $13,101        $12,635
2/25/98     $13,294        $12,787
2/26/98     $13,403        $12,857
2/27/98     $13,379        $12,866
3/2/98      $13,369        $12,845
3/3/98      $13,469        $12,898
3/4/98      $13,339        $12,841
3/5/98      $13,191        $12,690
3/6/98      $13,500        $12,943
3/9/98      $13,445        $12,902
3/10/98     $13,623        $13,048
3/11/98     $13,684        $13,100
3/12/98     $13,746        $13,118
3/13/98     $13,696        $13,102
3/16/98     $13,874        $13,233
3/17/98     $13,916        $13,247
3/18/98     $13,973        $13,309
3/19/98     $14,036        $13,361
3/20/98     $14,186        $13,476
3/23/98     $14,138        $13,432
3/24/98     $14,284        $13,556
3/25/98     $14,227        $13,510
3/26/98     $14,182        $13,496
3/27/98     $14,127        $13,431
3/30/98     $14,105        $13,408
3/31/98     $14,186        $13,508
4/1/98      $14,308        $13,587
4/2/98      $14,515        $13,732
4/3/98      $14,578        $13,765
4/6/98      $14,453        $13,749
4/7/98      $14,324        $13,604
4/8/98      $14,205        $13,507
4/9/98      $14,336        $13,617
4/13/98     $14,297        $13,605
4/14/98     $14,429        $13,680
4/15/98     $14,479        $13,724
4/16/98     $14,274        $13,587
4/17/98     $14,515        $13,765
4/20/98     $14,492        $13,777
4/21/98     $14,595        $13,810
4/22/98     $14,618        $13,854
4/23/98     $14,448        $13,727
4/24/98     $14,227        $13,584
4/27/98     $13,918        $13,322
4/28/98     $13,880        $13,304
4/29/98     $13,968        $13,421
4/30/98     $14,327        $13,631
5/1/98      $14,530        $13,744
5/4/98      $14,496        $13,757
5/5/98      $14,336        $13,679
5/6/98      $14,076        $13,547
5/7/98      $13,899        $13,427
5/8/98      $14,239        $13,586
5/11/98     $14,184        $13,568
5/12/98     $14,373        $13,680
5/13/98     $14,410        $13,718
5/14/98     $14,323        $13,700
5/15/98     $14,188        $13,594
5/18/98     $14,118        $13,558
5/19/98     $14,263        $13,603
5/20/98     $14,437        $13,720
5/21/98     $14,316        $13,666
5/22/98     $14,233        $13,615
5/26/98     $13,822        $13,413
5/27/98     $13,904        $13,391
5/28/98     $13,975        $13,457
5/29/98     $13,779        $13,374
6/1/98      $13,865        $13,376
6/2/98      $13,871        $13,401
6/3/98      $13,528        $13,275
6/4/98      $13,913        $13,423
6/5/98      $14,298        $13,657
6/8/98      $14,284        $13,679
6/9/98      $14,335        $13,712
6/10/98     $14,210        $13,637
6/11/98     $13,793        $13,420
6/12/98     $13,966        $13,472
6/15/98     $13,425        $13,205
6/16/98     $13,703        $13,335
6/17/98     $14,143        $13,574
6/18/98     $14,069        $13,565
6/19/98     $13,950        $13,495
6/22/98     $14,038        $13,526
6/23/98     $14,301        $13,726
6/24/98     $14,605        $13,890
6/25/98     $14,571        $13,846
6/26/98     $14,657        $13,894
6/29/98     $14,742        $13,959
6/30/98     $14,573        $13,902
7/1/98      $14,839        $14,082
7/2/98      $14,873        $14,056
7/6/98      $15,104        $14,189
7/7/98      $15,063        $14,157
7/8/98      $15,214        $14,300
7/9/98      $15,063        $14,205
7/10/98     $15,169        $14,275
7/13/98     $15,199        $14,286
7/14/98     $15,444        $14,438
7/15/98     $15,392        $14,404
7/16/98     $15,550        $14,517
7/17/98     $15,598        $14,550
7/20/98     $15,600        $14,518
7/21/98     $15,179        $14,284
7/22/98     $15,162        $14,272
7/23/98     $14,664        $13,974
7/24/98     $14,678        $13,987
7/27/98     $14,790        $14,066
7/28/98     $14,433        $13,857
7/29/98     $14,308        $13,796
7/30/98     $14,645        $14,012
7/31/98     $14,202        $13,740
8/3/98      $14,092        $13,639
8/4/98      $13,255        $13,145
8/5/98      $13,526        $13,259
8/6/98      $13,621        $13,360
8/7/98      $13,652        $13,357
8/10/98     $13,535        $13,280
8/11/98     $13,198        $13,106
8/12/98     $13,566        $13,293
8/13/98     $13,271        $13,179
8/14/98     $13,033        $13,030
8/17/98     $13,447        $13,286
8/18/98     $13,848        $13,501
8/19/98     $13,766        $13,463
8/20/98     $13,608        $13,384
8/21/98     $13,465        $13,256
8/24/98     $13,584        $13,341
8/25/98     $13,609        $13,399
8/26/98     $13,478        $13,293
8/27/98     $12,493        $12,783
8/28/98     $12,439        $12,595
8/31/98     $11,004        $11,740
9/1/98      $11,792        $12,190
9/2/98      $11,645        $12,144
9/3/98      $11,521        $12,043
9/4/98      $11,367        $11,940
9/8/98      $12,269        $12,548
9/9/98      $11,872        $12,337
9/10/98     $11,263        $12,018
9/11/98     $12,040        $12,372
9/14/98     $12,354        $12,625
9/15/98     $12,466        $12,723
9/16/98     $12,669        $12,818
9/17/98     $12,152        $12,492
9/18/98     $12,178        $12,507
9/21/98     $12,170        $12,554
9/22/98     $12,330        $12,626
9/23/98     $13,018        $13,071
9/24/98     $12,575        $12,784
9/25/98     $12,525        $12,809
9/28/98     $12,746        $12,858
9/29/98     $12,644        $12,862
9/30/98     $12,071        $12,470
10/1/98     $11,524        $12,094
10/2/98     $11,846        $12,292
10/5/98     $11,504        $12,120
10/6/98     $11,506        $12,072
10/7/98     $11,239        $11,901
10/8/98     $11,069        $11,763
10/9/98     $11,452        $12,068
10/12/98    $11,692        $12,233
10/13/98    $11,653        $12,197
10/14/98    $11,798        $12,328
10/15/98    $12,747        $12,843
10/16/98    $12,786        $12,952
10/19/98    $12,843        $13,026
10/20/98    $12,925        $13,044
10/21/98    $12,900        $13,118
10/22/98    $13,152        $13,223
10/23/98    $12,925        $13,127
10/26/98    $13,044        $13,147
10/27/98    $12,925        $13,062
10/28/98    $12,864        $13,095
10/29/98    $13,322        $13,314
10/30/98    $13,476        $13,470
11/2/98     $13,769        $13,629
11/3/98     $13,637        $13,620
11/4/98     $13,836        $13,716
11/5/98     $14,137        $13,900
11/6/98     $14,274        $13,989
11/9/98     $14,058        $13,857
11/10/98    $13,918        $13,833
11/11/98    $13,867        $13,744
11/12/98    $13,824        $13,704
11/13/98    $14,002        $13,802
11/16/98    $14,170        $13,926
11/17/98    $14,192        $13,969
11/18/98    $14,313        $14,032
11/19/98    $14,476        $14,132
11/20/98    $14,640        $14,266
11/23/98    $15,143        $14,568
11/24/98    $15,003        $14,504
11/25/98    $14,991        $14,552
11/27/98    $15,144        $14,618
11/30/98    $14,539        $14,267
12/1/98     $14,765        $14,410
12/2/98     $14,728        $14,360
12/3/98     $14,358        $14,101
12/4/98     $14,862        $14,428
12/7/98     $14,998        $14,562
12/8/98     $14,878        $14,484
12/9/98     $14,934        $14,510
12/10/98    $14,593        $14,284
12/11/98    $14,541        $14,302
12/14/98    $14,036        $13,992
12/15/98    $14,528        $14,257
12/16/98    $14,524        $14,246
12/17/98    $14,852        $14,467
12/18/98    $14,946        $14,566
12/21/98    $15,276        $14,748
12/22/98    $15,307        $14,757
12/23/98    $15,832        $15,063
12/24/98    $15,772        $15,035
12/28/98    $15,658        $15,025
12/29/98    $16,062        $15,225
12/30/98    $15,822        $15,104
12/31/98    $15,882        $15,071
1/4/99      $15,795        $15,057
1/5/99      $16,025        $15,262
1/6/99      $16,549        $15,600
1/7/99      $16,500        $15,568
1/8/99      $16,680        $15,633
1/11/99     $16,425        $15,496
1/12/99     $15,980        $15,197
1/13/99     $15,745        $15,134
1/14/99     $15,362        $14,862
1/15/99     $15,928        $15,243
1/19/99     $16,083        $15,337
1/20/99     $16,293        $15,407
1/21/99     $15,612        $15,144
1/22/99     $15,625        $15,022
1/25/99     $15,841        $15,129
1/26/99     $16,263        $15,354
1/27/99     $15,953        $15,242
1/28/99     $16,274        $15,514
1/29/99     $16,551        $15,689
2/1/99      $16,411        $15,608
2/2/99      $16,242        $15,473
2/3/99      $16,495        $15,596
2/4/99      $16,136        $15,307
2/5/99      $15,811        $15,196
2/8/99      $15,882        $15,249
2/9/99      $15,346        $14,911
2/10/99     $15,467        $15,001
2/11/99     $16,174        $15,375
2/12/99     $15,739        $15,082
2/16/99     $15,794        $15,226
2/17/99     $15,556        $15,007
2/18/99     $15,729        $15,170
2/19/99     $15,826        $15,193
2/22/99     $16,419        $15,597
2/23/99     $16,437        $15,585
2/24/99     $16,006        $15,368
2/25/99     $15,781        $15,265
2/26/99     $15,663        $15,183
3/1/99      $15,733        $15,156
3/2/99      $15,551        $15,025
3/3/99      $15,638        $15,052
3/4/99      $15,942        $15,285
3/5/99      $16,506        $15,638
3/8/99      $16,606        $15,727
3/9/99      $16,538        $15,692
3/10/99     $16,717        $15,777
3/11/99     $17,021        $15,910
3/12/99     $16,765        $15,872
3/15/99     $17,066        $16,028
3/16/99     $17,059        $16,017
3/17/99     $16,922        $15,912
3/18/99     $17,293        $16,142
3/19/99     $16,879        $15,930
3/22/99     $16,922        $15,902
3/23/99     $16,184        $15,475
3/24/99     $16,313        $15,554
3/25/99     $16,781        $15,816
3/26/99     $16,659        $15,728
3/29/99     $17,092        $16,063
3/30/99     $16,978        $15,948
3/31/99     $16,599        $15,772
4/1/99      $16,764        $15,862
4/2/99      $16,764        $15,862
4/5/99      $17,350        $16,198
4/6/99      $17,275        $16,158
4/7/99      $17,454        $16,268
4/8/99      $17,803        $16,478
4/9/99      $17,860        $16,532
4/12/99     $18,114        $16,658
4/13/99     $17,920        $16,550
4/14/99     $17,459        $16,287
4/15/99     $17,363        $16,219
4/16/99     $17,243        $16,172
4/19/99     $16,703        $15,810
4/20/99     $16,987        $16,014
4/21/99     $17,640        $16,382
4/22/99     $18,071        $16,660
4/23/99     $18,019        $16,636
4/26/99     $18,102        $16,675
4/27/99     $18,191        $16,709
4/28/99     $17,909        $16,563
4/29/99     $17,695        $16,464
4/30/99     $17,481        $16,370
5/3/99      $17,923        $16,609
5/4/99      $17,530        $16,331
5/5/99      $17,770        $16,519
5/6/99      $17,540        $16,332
5/7/99      $17,760        $16,491
5/10/99     $17,640        $16,433
5/11/99     $17,910        $16,621
5/12/99     $18,120        $16,723
5/13/99     $18,200        $16,767
5/14/99     $17,580        $16,402
5/17/99     $17,600        $16,423
5/18/99     $17,520        $16,347
5/19/99     $17,720        $16,481
5/20/99     $17,600        $16,415
5/21/99     $17,420        $16,310
5/24/99     $16,970        $16,024
5/25/99     $16,480        $15,748
5/26/99     $16,860        $15,997
5/27/99     $16,430        $15,711
5/28/99     $16,770        $15,961
6/1/99      $16,680        $15,868
6/2/99      $16,680        $15,875
6/3/99      $16,810        $15,933
6/4/99      $17,320        $16,279
6/7/99      $17,420        $16,362
6/8/99      $17,150        $16,151
6/9/99      $17,120        $16,167
6/10/99     $16,850        $15,973
6/11/99     $16,660        $15,861
6/14/99     $16,670        $15,865
6/15/99     $16,840        $15,953
6/16/99     $17,360        $16,312
6/17/99     $17,580        $16,428
6/18/99     $17,610        $16,464
6/21/99     $17,720        $16,540
6/22/99     $17,480        $16,379
6/23/99     $17,360        $16,344
6/24/99     $17,080        $16,132
6/25/99     $17,080        $16,127
6/28/99     $17,380        $16,323
6/29/99     $17,700        $16,570
6/30/99     $18,070        $16,830
7/1/99      $18,340        $16,931
7/2/99      $18,560        $17,057
7/6/99      $18,490        $17,019
7/7/99      $18,590        $17,114
7/8/99      $18,580        $17,096
7/9/99      $18,730        $17,205
7/12/99     $18,670        $17,154
7/13/99     $18,560        $17,086
7/14/99     $18,630        $17,142
7/15/99     $18,870        $17,283
7/16/99     $19,060        $17,395
7/19/99     $18,850        $17,259
7/20/99     $18,190        $16,884
7/21/99     $18,210        $16,911
7/22/99     $17,860        $16,686
7/23/99     $17,780        $16,637
7/26/99     $17,600        $16,524
7/27/99     $17,900        $16,709
7/28/99     $17,970        $16,741
7/29/99     $17,490        $16,442
7/30/99     $17,200        $16,291
8/2/99      $17,210        $16,283
8/3/99      $17,080        $16,211
8/4/99      $16,720        $16,004
8/5/99      $16,910        $16,107
8/6/99      $16,650        $15,942
8/9/99      $16,620        $15,912
8/10/99     $16,310        $15,711
8/11/99     $16,660        $15,962
8/12/99     $16,610        $15,916
8/13/99     $17,190        $16,278
8/16/99     $17,270        $16,316
8/17/99     $17,490        $16,480
8/18/99     $17,250        $16,341
8/19/99     $17,090        $16,228
8/20/99     $17,310        $16,388
8/23/99     $17,800        $16,677
8/24/99     $17,850        $16,717
8/25/99     $18,200        $16,942
8/26/99     $17,830        $16,699
8/27/99     $17,560        $16,531
8/30/99     $17,050        $16,233
8/31/99     $16,970        $16,189
9/1/99      $17,200        $16,320
9/2/99      $16,930        $16,173
9/3/99      $17,730        $16,641
9/7/99      $17,560        $16,557
9/8/99      $17,410        $16,480
9/9/99      $17,458        $16,523
9/10/99     $17,595        $16,572
9/13/99     $17,437        $16,480
9/14/99     $17,268        $16,384
9/15/99     $16,889        $16,159
9/16/99     $16,899        $16,165
9/17/99     $17,226        $16,373
9/20/99     $17,226        $16,374
9/21/99     $16,657        $16,032
9/22/99     $16,720        $16,068
9/23/99     $16,108        $15,703
9/24/99     $16,087        $15,661
9/27/99     $16,193        $15,734
9/28/99     $16,161        $15,721
6/29/99     $15,898        $16,570
9/30/99     $16,182        $15,727
10/1/99     $16,182        $15,728
10/4/99     $16,604        $15,995
10/5/99     $16,572        $15,955
10/6/99     $16,952        $16,250
10/7/99     $16,857        $16,155
10/8/99     $17,184        $16,380
10/11/99    $17,163        $16,370
10/12/99    $16,762        $16,099
10/13/99    $16,130        $15,762
10/14/99    $16,119        $15,736
10/15/99    $15,455        $15,294
10/18/99    $15,602        $15,376
10/19/99    $15,718        $15,465
10/20/99    $16,214        $15,809
10/21/99    $16,140        $15,738
10/22/99    $16,435        $15,959
10/25/99    $16,309        $15,861
10/26/99    $16,045        $15,717
10/27/99    $16,372        $15,898
10/28/99    $17,268        $16,459
10/29/99    $17,669        $16,710
11/1/99     $17,489        $16,602
11/2/99     $17,310        $16,524
11/3/99     $17,447        $16,612
11/4/99     $17,605        $16,707
11/5/99     $17,785        $16,800
11/8/99     $17,901        $16,883
11/9/99     $17,669        $16,739
11/10/99    $17,827        $16,839
11/11/99    $17,964        $16,938
11/12/99    $18,280        $17,117
11/15/99    $18,270        $17,096
11/16/99    $18,797        $17,410
11/17/99    $18,586        $17,296
11/18/99    $18,818        $17,471
11/19/99    $18,776        $17,435
11/22/99    $18,754        $17,422
11/23/99    $18,449        $17,222
11/24/99    $18,670        $17,374
11/26/99    $18,617        $17,369
11/29/99    $18,459        $17,261
11/30/99    $18,069        $17,031
12/1/99     $18,280        $17,137
12/2/99     $18,491        $17,276
12/3/99     $18,986        $17,573
12/6/99     $18,744        $17,451
12/7/99     $18,565        $17,277
12/8/99     $18,364        $17,212
12/9/99     $18,449        $17,264
12/10/99    $18,617        $17,374
12/13/99    $18,639        $17,351
12/14/99    $18,375        $17,204
12/15/99    $18,523        $17,328
12/16/99    $18,660        $17,395
12/17/99    $18,765        $17,423
12/20/99    $18,617        $17,387
12/21/99    $18,955        $17,575
12/22/99    $18,986        $17,608
12/24/99    $19,440        $17,880
12/27/99    $19,387        $17,865
12/28/99    $19,450        $17,872
12/29/99    $19,492        $17,943
12/30/99    $19,471        $17,955
12/31/99    $19,577        $18,014

------------------------------------------------------------------------------------------------------
                                                            TOTAL ANNUALIZED INVESTMENT RETURNS FOR
                                                                        THE PERIOD ENDED
                                                          --------------------------------------------
                                                          FISCAL YEAR ENDED   SINCE INCEPTION (5-7-97)
                                                              12-31-99              TO 12-31-99
------------------------------------------------------------------------------------------------------
Nova Fund                                                        23.28%                28.83%
S&P 500 Index                                                    19.53%                24.85%
------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

URSA FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE STANDARD & POOR'S 500
COMPOSITE STOCK PRICE INDEX

The Ursa Fund is designed to be 100% short the market at all times. To achieve its benchmark, the Ursa Fund establishes short positions in S&P 500 futures contracts and purchases put options on S&P 500 futures contracts. During the current reporting period, the Fund's daily returns highly correlated with the inverse of the daily returns of the S&P 500 Index. The Ursa Fund posted a -15.06% total return for the period as a result of its short position as compared to the 19.53% return for the S&P 500. Although Ursa remained 100% short the market on each trading day, the Fund's leverage factor over the entire period differed from its daily leverage factor due to a negative compounding effect.

         CUMULATIVE FUND PERFORMANCE: JUNE 10, 1997--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          URSA FUND  S&P 500 INDEX
6/10/97     $10,000        $10,000
6/11/97      $9,977        $10,050
6/12/97      $9,785        $10,210
6/13/97      $9,697        $10,324
6/16/97      $9,693        $10,331
6/17/97      $9,705        $10,337
6/18/97      $9,738        $10,275
6/19/97      $9,637        $10,378
6/20/97      $9,707        $10,386
6/23/97      $9,910        $10,154
6/24/97      $9,695        $10,359
6/25/97      $9,767        $10,274
6/26/97      $9,799        $10,213
6/27/97      $9,759        $10,255
6/30/97      $9,824        $10,230
7/1/97       $9,710        $10,298
7/2/97       $9,549        $10,448
7/3/97       $9,413        $10,597
7/7/97       $9,503        $10,542
7/8/97       $9,403        $10,618
7/9/97       $9,501        $10,489
7/10/97      $9,458        $10,561
7/11/97      $9,424        $10,594
7/14/97      $9,395        $10,614
7/15/97      $9,346        $10,699
7/16/97      $9,221        $10,824
7/17/97      $9,266        $10,767
7/18/97      $9,481        $10,578
7/21/97      $9,456        $10,551
7/22/97      $9,208        $10,794
7/23/97      $9,212        $10,824
7/24/97      $9,171        $10,867
7/25/97      $9,173        $10,850
7/28/97      $9,177        $10,823
7/29/97      $9,146        $10,890
7/30/97      $9,035        $11,006
7/31/97      $9,043        $11,029
8/1/97       $9,075        $10,946
8/4/97       $9,051        $10,983
8/5/97       $9,044        $11,007
8/6/97       $8,970        $11,099
8/7/97       $9,037        $10,993
8/8/97       $9,217        $10,789
8/11/97      $9,149        $10,829
8/12/97      $9,295        $10,708
8/13/97      $9,321        $10,656
8/14/97      $9,286        $10,688
8/15/97      $9,566        $10,411
8/18/97      $9,347        $10,546
8/19/97      $9,235        $10,702
8/20/97      $9,106        $10,856
8/21/97      $9,264        $10,691
8/22/97      $9,268        $10,673
8/25/97      $9,289        $10,634
8/26/97      $9,445        $10,552
8/27/97      $9,389        $10,560
8/28/97      $9,519        $10,444
8/29/97      $9,482        $10,395
9/2/97       $9,174        $10,720
9/3/97       $9,228        $10,723
9/4/97       $9,170        $10,758
9/5/97       $9,184        $10,737
9/8/97       $9,159        $10,762
9/9/97       $9,156        $10,790
9/10/97      $9,346        $10,621
9/11/97      $9,384        $10,547
9/12/97      $9,243        $10,678
9/15/97      $9,273        $10,630
9/16/97      $9,039        $10,929
9/17/97      $9,032        $10,898
9/18/97      $9,006        $10,948
9/19/97      $8,999        $10,985
9/22/97      $8,945        $11,042
9/23/97      $8,986        $11,002
9/24/97      $9,047        $10,915
9/25/97      $9,104        $10,840
9/26/97      $9,037        $10,924
9/29/97      $8,959        $11,018
9/30/97      $9,058        $10,948
10/1/97      $8,951        $11,042
10/2/97      $8,901        $11,100
10/3/97      $8,848        $11,153
10/6/97      $8,792        $11,241
10/7/97      $8,715        $11,362
10/8/97      $8,780        $11,255
10/9/97      $8,800        $11,218
10/10/97     $8,818        $11,175
10/13/97     $8,812        $11,188
10/14/97     $8,808        $11,214
10/15/97     $8,831        $11,161
10/16/97     $8,965        $11,040
10/17/97     $9,053        $10,912
10/20/97     $8,931        $11,044
10/21/97     $8,767        $11,237
10/22/97     $8,820        $11,193
10/23/97     $8,983        $10,987
10/24/97     $9,080        $10,883
10/27/97     $9,733        $10,135
10/28/97     $9,168        $10,647
10/29/97     $9,185        $10,623
10/30/97     $9,375        $10,444
10/31/97     $9,165        $10,570
11/3/97      $8,937        $10,852
11/4/97      $8,965        $10,872
11/5/97      $8,931        $10,896
11/6/97      $8,963        $10,841
11/7/97      $9,060        $10,719
11/10/97     $9,113        $10,646
11/11/97     $9,102        $10,676
11/12/97     $9,269        $10,470
11/13/97     $9,146        $10,594
11/14/97     $9,029        $10,729
11/17/97     $8,865        $10,935
11/18/97     $8,915        $10,843
11/19/97     $8,865        $10,917
11/20/97     $8,729        $11,083
11/21/97     $8,672        $11,131
11/24/97     $8,841        $10,941
11/25/97     $8,820        $10,989
11/26/97     $8,790        $10,998
11/28/97     $8,786        $11,042
12/1/97      $8,564        $11,266
12/2/97      $8,606        $11,230
12/3/97      $8,581        $11,289
12/4/97      $8,588        $11,246
12/5/97      $8,490        $11,370
12/8/97      $8,512        $11,353
12/9/97      $8,552        $11,277
12/10/97     $8,637        $11,208
12/11/97     $8,785        $11,036
12/12/97     $8,771        $11,018
12/15/97     $8,691        $11,134
12/16/97     $8,637        $11,188
12/17/97     $8,682        $11,159
12/18/97     $8,768        $11,040
12/19/97     $8,870        $10,942
12/22/97     $8,815        $11,022
12/23/97     $8,969        $10,853
12/24/97     $9,003        $10,779
12/26/97     $8,959        $10,823
12/29/97     $8,780        $11,018
12/30/97     $8,647        $11,220
12/31/97     $8,652        $11,215
1/2/98       $8,606        $11,268
1/5/98       $8,586        $11,292
1/6/98       $8,723        $11,171
1/7/98       $8,694        $11,141
1/8/98       $8,793        $11,049
1/9/98       $9,090        $10,721
1/12/98      $8,926        $10,855
1/13/98      $8,799        $11,004
1/14/98      $8,761        $11,071
1/15/98      $8,834        $10,988
1/16/98      $8,709        $11,112
1/20/98      $8,564        $11,310
1/21/98      $8,648        $11,219
1/22/98      $8,726        $11,130
1/23/98      $8,741        $11,067
1/26/98      $8,747        $11,060
1/27/98      $8,657        $11,199
1/28/98      $8,581        $11,297
1/29/98      $8,537        $11,389
1/30/98      $8,531        $11,329
2/2/98       $8,391        $11,572
2/3/98       $8,333        $11,626
2/4/98       $8,341        $11,637
2/5/98       $8,345        $11,598
2/6/98       $8,260        $11,701
2/9/98       $8,290        $11,681
2/10/98      $8,214        $11,777
2/11/98      $8,218        $11,788
2/12/98      $8,187        $11,836
2/13/98      $8,227        $11,789
2/17/98      $8,185        $11,820
2/18/98      $8,117        $11,928
2/19/98      $8,156        $11,884
2/20/98      $8,099        $11,952
2/23/98      $8,069        $11,998
2/24/98      $8,129        $11,910
2/25/98      $8,033        $12,053
2/26/98      $7,986        $12,120
2/27/98      $7,992        $12,127
3/2/98       $8,001        $12,108
3/3/98       $7,957        $12,158
3/4/98       $8,007        $12,104
3/5/98       $8,078        $11,962
3/6/98       $7,922        $12,201
3/9/98       $7,950        $12,162
3/10/98      $7,871        $12,300
3/11/98      $7,850        $12,348
3/12/98      $7,820        $12,365
3/13/98      $7,844        $12,350
3/16/98      $7,762        $12,473
3/17/98      $7,741        $12,487
3/18/98      $7,714        $12,545
3/19/98      $7,690        $12,594
3/20/98      $7,643        $12,703
3/23/98      $7,662        $12,661
3/24/98      $7,599        $12,778
3/25/98      $7,624        $12,735
3/26/98      $7,637        $12,722
3/27/98      $7,664        $12,660
3/30/98      $7,673        $12,638
3/31/98      $7,642        $12,733
4/1/98       $7,586        $12,807
4/2/98       $7,502        $12,944
4/3/98       $7,470        $12,975
4/6/98       $7,525        $12,960
4/7/98       $7,584        $12,823
4/8/98       $7,629        $12,732
4/9/98       $7,575        $12,836
4/13/98      $7,594        $12,825
4/14/98      $7,536        $12,895
4/15/98      $7,515        $12,936
4/16/98      $7,601        $12,807
4/17/98      $7,499        $12,975
4/20/98      $7,506        $12,986
4/21/98      $7,466        $13,017
4/22/98      $7,454        $13,060
4/23/98      $7,522        $12,939
4/24/98      $7,608        $12,804
4/27/98      $7,743        $12,557
4/28/98      $7,758        $12,541
4/29/98      $7,711        $12,651
4/30/98      $7,574        $12,849
5/1/98       $7,495        $12,955
5/4/98       $7,510        $12,968
5/5/98       $7,561        $12,894
5/6/98       $7,651        $12,770
5/7/98       $7,710        $12,657
5/8/98       $7,588        $12,807
5/11/98      $7,606        $12,790
5/12/98      $7,539        $12,895
5/13/98      $7,522        $12,931
5/14/98      $7,558        $12,914
5/15/98      $7,604        $12,814
5/18/98      $7,630        $12,780
5/19/98      $7,581        $12,823
5/20/98      $7,515        $12,933
5/21/98      $7,558        $12,882
5/22/98      $7,587        $12,834
5/26/98      $7,725        $12,644
5/27/98      $7,702        $12,623
5/28/98      $7,671        $12,685
5/29/98      $7,740        $12,607
6/1/98       $7,710        $12,609
6/2/98       $7,705        $12,632
6/3/98       $7,828        $12,513
6/4/98       $7,688        $12,653
6/5/98       $7,547        $12,873
6/8/98       $7,553        $12,894
6/9/98       $7,533        $12,926
6/10/98      $7,579        $12,855
6/11/98      $7,722        $12,650
6/12/98      $7,657        $12,699
6/15/98      $7,846        $12,447
6/16/98      $7,741        $12,569
6/17/98      $7,581        $12,795
6/18/98      $7,611        $12,786
6/19/98      $7,660        $12,720
6/22/98      $7,627        $12,750
6/23/98      $7,536        $12,938
6/24/98      $7,439        $13,093
6/25/98      $7,451        $13,051
6/26/98      $7,425        $13,096
6/29/98      $7,399        $13,158
6/30/98      $7,452        $13,104
7/1/98       $7,366        $13,274
7/2/98       $7,357        $13,249
7/6/98       $7,284        $13,375
7/7/98       $7,297        $13,345
7/8/98       $7,247        $13,480
7/9/98       $7,293        $13,390
7/10/98      $7,257        $13,456
7/13/98      $7,257        $13,466
7/14/98      $7,176        $13,609
7/15/98      $7,190        $13,577
7/16/98      $7,140        $13,684
7/17/98      $7,136        $13,715
7/20/98      $7,138        $13,685
7/21/98      $7,261        $13,465
7/22/98      $7,258        $13,453
7/23/98      $7,401        $13,172
7/24/98      $7,404        $13,184
7/27/98      $7,362        $13,259
7/28/98      $7,477        $13,062
7/29/98      $7,519        $13,004
7/30/98      $7,405        $13,208
7/31/98      $7,557        $12,952
8/3/98       $7,592        $12,857
8/4/98       $7,881        $12,391
8/5/98       $7,776        $12,498
8/6/98       $7,747        $12,593
8/7/98       $7,731        $12,591
8/10/98      $7,776        $12,518
8/11/98      $7,897        $12,354
8/12/98      $7,756        $12,530
8/13/98      $7,859        $12,423
8/14/98      $7,956        $12,282
8/17/98      $7,796        $12,524
8/18/98      $7,641        $12,727
8/19/98      $7,663        $12,690
8/20/98      $7,714        $12,616
8/21/98      $7,769        $12,495
8/24/98      $7,722        $12,576
8/25/98      $7,705        $12,630
8/26/98      $7,754        $12,530
8/27/98      $8,119        $12,049
8/28/98      $8,151        $11,872
8/31/98      $8,762        $11,066
9/1/98       $8,344        $11,491
9/2/98       $8,411        $11,447
9/3/98       $8,467        $11,352
9/4/98       $8,543        $11,255
9/8/98       $8,089        $11,828
9/9/98       $8,282        $11,629
9/10/98      $8,560        $11,328
9/11/98      $8,174        $11,662
9/14/98      $8,034        $11,901
9/15/98      $7,989        $11,993
9/16/98      $7,907        $12,083
9/17/98      $8,117        $11,775
9/18/98      $8,118        $11,789
9/21/98      $8,120        $11,833
9/22/98      $8,051        $11,901
9/23/98      $7,752        $12,321
9/24/98      $7,926        $12,051
9/25/98      $7,945        $12,074
9/28/98      $7,854        $12,120
9/29/98      $7,893        $12,124
9/30/98      $8,131        $11,754
10/1/98      $8,370        $11,400
10/2/98      $8,210        $11,587
10/5/98      $8,366        $11,425
10/6/98      $8,371        $11,379
10/7/98      $8,499        $11,218
10/8/98      $8,573        $11,088
10/9/98      $8,377        $11,376
10/12/98     $8,263        $11,531
10/13/98     $8,285        $11,497
10/14/98     $8,217        $11,621
10/15/98     $7,789        $12,106
10/16/98     $7,779        $12,209
10/19/98     $7,754        $12,278
10/20/98     $7,724        $12,296
10/21/98     $7,731        $12,365
10/22/98     $7,626        $12,464
10/23/98     $7,718        $12,374
10/26/98     $7,669        $12,393
10/27/98     $7,712        $12,312
10/28/98     $7,730        $12,344
10/29/98     $7,545        $12,550
10/30/98     $7,490        $12,697
11/2/98      $7,380        $12,847
11/3/98      $7,431        $12,838
11/4/98      $7,359        $12,929
11/5/98      $7,255        $13,102
11/6/98      $7,211        $13,187
11/9/98      $7,286        $13,062
11/10/98     $7,336        $13,039
11/11/98     $7,349        $12,955
11/12/98     $7,363        $12,917
11/13/98     $7,300        $13,010
11/16/98     $7,244        $13,127
11/17/98     $7,239        $13,167
11/18/98     $7,194        $13,227
11/19/98     $7,138        $13,321
11/20/98     $7,087        $13,447
11/23/98     $6,920        $13,732
11/24/98     $6,964        $13,672
11/25/98     $6,969        $13,717
11/27/98     $6,929        $13,779
11/30/98     $7,116        $13,448
12/1/98      $7,037        $13,583
12/2/98      $7,075        $13,536
12/3/98      $7,193        $13,292
12/4/98      $7,015        $13,600
12/7/98      $6,973        $13,726
12/8/98      $7,008        $13,653
12/9/98      $6,994        $13,678
12/10/98     $7,098        $13,464
12/11/98     $7,116        $13,481
12/14/98     $7,285        $13,189
12/15/98     $7,112        $13,439
12/16/98     $7,118        $13,429
12/17/98     $7,006        $13,637
12/18/98     $7,002        $13,730
12/21/98     $6,905        $13,901
12/22/98     $6,875        $13,910
12/23/98     $6,751        $14,198
12/24/98     $6,786        $14,172
12/28/98     $6,812        $14,163
12/29/98     $6,697        $14,352
12/30/98     $6,760        $14,238
12/31/98     $6,756        $14,206
1/4/99       $6,778        $14,193
1/5/99       $6,707        $14,386
1/6/99       $6,561        $14,705
1/7/99       $6,582        $14,674
1/8/99       $6,538        $14,736
1/11/99      $6,612        $14,607
1/12/99      $6,731        $14,325
1/13/99      $6,788        $14,266
1/14/99      $6,898        $14,009
1/15/99      $6,708        $14,368
1/19/99      $6,629        $14,457
1/20/99      $6,573        $14,523
1/21/99      $6,754        $14,275
1/22/99      $6,758        $14,160
1/25/99      $6,692        $14,261
1/26/99      $6,572        $14,473
1/27/99      $6,648        $14,367
1/28/99      $6,570        $14,624
1/29/99      $6,481        $14,789
2/1/99       $6,520        $14,712
2/2/99       $6,568        $14,585
2/3/99       $6,504        $14,701
2/4/99       $6,592        $14,429
2/5/99       $6,667        $14,324
2/8/99       $6,648        $14,374
2/9/99       $6,795        $14,055
2/10/99      $6,755        $14,141
2/11/99      $6,563        $14,493
2/12/99      $6,701        $14,217
2/16/99      $6,673        $14,352
2/17/99      $6,742        $14,146
2/18/99      $6,691        $14,299
2/19/99      $6,674        $14,321
2/22/99      $6,513        $14,702
2/23/99      $6,518        $14,691
2/24/99      $6,628        $14,486
2/25/99      $6,695        $14,389
2/26/99      $6,724        $14,311
3/1/99       $6,705        $14,286
3/2/99       $6,761        $14,163
3/3/99       $6,735        $14,189
3/4/99       $6,639        $14,408
3/5/99       $6,488        $14,741
3/8/99       $6,456        $14,825
3/9/99       $6,485        $14,791
3/10/99      $6,431        $14,872
3/11/99      $6,358        $14,997
3/12/99      $6,444        $14,962
3/15/99      $6,368        $15,108
3/16/99      $6,371        $15,098
3/17/99      $6,408        $14,999
3/18/99      $6,308        $15,215
3/19/99      $6,423        $15,016
3/22/99      $6,414        $14,990
3/23/99      $6,599        $14,587
3/24/99      $6,563        $14,661
3/25/99      $6,430        $14,909
3/26/99      $6,466        $14,825
3/29/99      $6,348        $15,142
3/30/99      $6,362        $15,033
3/31/99      $6,451        $14,867
4/1/99       $6,406        $14,952
4/2/99       $6,406        $14,952
4/5/99       $6,256        $15,268
4/6/99       $6,274        $15,231
4/7/99       $6,226        $15,335
4/8/99       $6,146        $15,532
4/9/99       $6,148        $15,583
4/12/99      $6,089        $15,702
4/13/99      $6,131        $15,600
4/14/99      $6,236        $15,353
4/15/99      $6,259        $15,288
4/16/99      $6,293        $15,244
4/19/99      $6,423        $14,903
4/20/99      $6,339        $15,096
4/21/99      $6,197        $15,442
4/22/99      $6,096        $15,704
4/23/99      $6,109        $15,681
4/26/99      $6,088        $15,718
4/27/99      $6,066        $15,750
4/28/99      $6,129        $15,613
4/29/99      $6,177        $15,519
4/30/99      $6,231        $15,431
5/3/99       $6,126        $15,656
5/4/99       $6,165        $15,394
5/5/99       $6,133        $15,571
5/6/99       $6,176        $15,395
5/7/99       $6,133        $15,544
5/10/99      $6,155        $15,490
5/11/99      $6,090        $15,667
5/12/99      $6,048        $15,764
5/13/99      $6,005        $15,805
5/14/99      $6,144        $15,461
5/17/99      $6,133        $15,481
5/18/99      $6,155        $15,409
5/19/99      $6,101        $15,535
5/20/99      $6,144        $15,473
5/21/99      $6,187        $15,374
5/24/99      $6,294        $15,105
5/25/99      $6,412        $14,844
5/26/99      $6,316        $15,079
5/27/99      $6,423        $14,809
5/28/99      $6,326        $15,045
6/1/99       $6,348        $14,958
6/2/99       $6,358        $14,964
6/3/99       $6,316        $15,019
6/4/99       $6,187        $15,345
6/7/99       $6,165        $15,423
6/8/99       $6,230        $15,224
6/9/99       $6,241        $15,240
6/10/99      $6,305        $15,057
6/11/99      $6,358        $14,951
6/14/99      $6,348        $14,955
6/15/99      $6,305        $15,038
6/16/99      $6,176        $15,376
6/17/99      $6,123        $15,485
6/18/99      $6,112        $15,519
6/21/99      $6,101        $15,591
6/22/99      $6,155        $15,439
6/23/99      $6,176        $15,406
6/24/99      $6,251        $15,207
6/25/99      $6,241        $15,201
6/28/99      $6,176        $15,387
6/29/99      $6,101        $15,619
6/30/99      $6,015        $15,864
7/1/99       $5,962        $15,960
7/2/99       $5,919        $16,078
7/6/99       $5,930        $16,043
7/7/99       $5,908        $16,132
7/8/99       $5,908        $16,115
7/9/99       $5,876        $16,218
7/12/99      $5,897        $16,170
7/13/99      $5,919        $16,105
7/14/99      $5,897        $16,159
7/15/99      $5,855        $16,291
7/16/99      $5,822        $16,397
7/19/99      $5,855        $16,268
7/20/99      $5,994        $15,915
7/21/99      $5,994        $15,941
7/22/99      $6,069        $15,729
7/23/99      $6,090        $15,682
7/26/99      $6,133        $15,576
7/27/99      $6,069        $15,750
7/28/99      $6,048        $15,780
7/29/99      $6,155        $15,498
7/30/99      $6,230        $15,356
8/2/99       $6,219        $15,348
8/3/99       $6,251        $15,281
8/4/99       $6,348        $15,086
8/5/99       $6,294        $15,183
8/6/99       $6,358        $15,028
8/9/99       $6,369        $14,999
8/10/99      $6,455        $14,810
8/11/99      $6,358        $15,047
8/12/99      $6,369        $15,003
8/13/99      $6,230        $15,344
8/16/99      $6,208        $15,380
8/17/99      $6,155        $15,535
8/18/99      $6,208        $15,404
8/19/99      $6,251        $15,297
8/20/99      $6,198        $15,447
8/23/99      $6,080        $15,720
8/24/99      $6,069        $15,758
8/25/99      $5,983        $15,969
8/26/99      $6,069        $15,741
8/27/99      $6,133        $15,582
8/30/99      $6,262        $15,302
8/31/99      $6,273        $15,260
9/1/99       $6,219        $15,383
9/2/99       $6,283        $15,245
9/3/99       $6,090        $15,686
9/7/99       $6,133        $15,607
9/8/99       $6,165        $15,534
9/9/99       $6,156        $15,575
9/10/99      $6,135        $15,621
9/13/99      $6,167        $15,534
9/14/99      $6,210        $15,444
9/15/99      $6,295        $15,232
9/16/99      $6,295        $15,238
9/17/99      $6,220        $15,434
9/20/99      $6,220        $15,435
9/21/99      $6,349        $15,112
9/22/99      $6,338        $15,146
9/23/99      $6,499        $14,802
9/24/99      $6,499        $14,763
9/27/99      $6,478        $14,831
9/28/99      $6,489        $14,818
9/29/99      $6,564        $14,659
9/30/99      $6,489        $14,824
10/1/99      $6,489        $14,826
10/4/99      $6,371        $15,077
10/5/99      $6,381        $15,040
10/6/99      $6,285        $15,318
10/7/99      $6,306        $15,228
10/8/99      $6,231        $15,440
10/11/99     $6,231        $15,431
10/12/99     $6,338        $15,175
10/13/99     $6,489        $14,857
10/14/99     $6,499        $14,833
10/15/99     $6,682        $14,416
10/18/99     $6,639        $14,494
10/19/99     $6,617        $14,577
10/20/99     $6,467        $14,902
10/21/99     $6,489        $14,835
10/22/99     $6,403        $15,043
10/25/99     $6,446        $14,951
10/26/99     $6,510        $14,815
10/27/99     $6,424        $14,986
10/28/99     $6,199        $15,515
10/29/99     $6,102        $15,751
11/1/99      $6,145        $15,650
11/2/99      $6,188        $15,576
11/3/99      $6,156        $15,659
11/4/99      $6,124        $15,748
11/5/99      $6,081        $15,836
11/8/99      $6,060        $15,914
11/9/99      $6,113        $15,779
11/10/99     $6,081        $15,873
11/11/99     $6,049        $15,966
11/12/99     $5,984        $16,134
11/15/99     $5,984        $16,115
11/16/99     $5,866        $16,411
11/17/99     $5,920        $16,304
11/18/99     $5,866        $16,468
11/19/99     $5,877        $16,434
11/22/99     $5,888        $16,422
11/23/99     $5,952        $16,234
11/24/99     $5,899        $16,377
11/26/99     $5,920        $16,372
11/29/99     $5,952        $16,270
11/30/99     $6,038        $16,054
12/1/99      $5,984        $16,154
12/2/99      $5,942        $16,284
12/3/99      $5,845        $16,565
12/6/99      $5,888        $16,450
12/7/99      $5,931        $16,286
12/8/99      $5,974        $16,225
12/9/99      $5,963        $16,274
12/10/99     $5,920        $16,377
12/13/99     $5,920        $16,356
12/14/99     $5,974        $16,217
12/15/99     $5,942        $16,334
12/16/99     $5,909        $16,397
12/17/99     $5,899        $16,423
12/20/99     $5,931        $16,389
12/21/99     $5,856        $16,566
12/22/99     $5,856        $16,597
12/24/99     $5,759        $16,854
12/27/99     $5,781        $16,840
12/28/99     $5,759        $16,846
12/29/99     $5,759        $16,913
12/30/99     $5,759        $16,925
12/31/99     $5,738        $16,980

--------------------------------------------------------------------------------------------------------
                                                             TOTAL ANNUALIZED INVESTMENT RETURNS FOR THE
                                                                            PERIOD ENDED
                                                             -------------------------------------------
                                                                 FISCAL YEAR        SINCE INCEPTION OF
                                                                    ENDED          CONTINUOUS OPERATIONS
                                                                  12-31-99          6-10-97 TO 12-31-99
--------------------------------------------------------------------------------------------------------
Ursa Fund                                                              -15.06%                -19.51%
S&P 500 Index                                                           19.53%                 22.99%
--------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON JUNE 10, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO MAY 21, 1997 -3.70%; AND
MAY 24, 1997 TO JUNE 3, 1997 0.10%. FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX IS AN UNMANAGED STOCK INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

OTC FUND

BENCHMARK: NASDAQ 100 INDEX (NDX)

The technology-heavy NASDAQ 100 Index was up 101.95% for this reporting period. Telecommunications, semiconductor, and Internet stocks led the list of individual performers. Telecommunications equipment maker, Qualcomm Inc., a major supplier in the wireless industry, led the way with a gain of 2,619%. The Rydex OTC Fund generally owned approximately 85 stocks representing 95% of the Index capitalization. The Fund closely paralleled the NASDAQ 100 by posting a total return of 101.32% for the reporting period.

          CUMULATIVE FUND PERFORMANCE: MAY 7, 1997--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          OTC FUND  NASDAQ 100 INDEX  NASDAQ COMPOSITE INDEX
5/7/97     $10,000           $10,000                 $10,000
5/8/97     $10,107           $10,111                 $10,060
5/9/97     $10,098           $10,108                 $10,092
5/12/97    $10,163           $10,169                 $10,161
5/13/97    $10,005           $10,014                 $10,081
5/14/97     $9,980           $10,007                 $10,096
5/15/97    $10,194           $10,247                 $10,232
5/16/97    $10,023           $10,066                 $10,135
5/19/97     $9,993           $10,047                 $10,139
5/20/97    $10,318           $10,361                 $10,310
5/21/97    $10,389           $10,454                 $10,384
5/22/97    $10,350           $10,405                 $10,376
5/23/97    $10,486           $10,548                 $10,505
5/27/97    $10,759           $10,828                 $10,652
5/28/97    $10,731           $10,806                 $10,660
5/29/97    $10,600           $10,674                 $10,606
5/30/97    $10,479           $10,545                 $10,585
6/2/97     $10,468           $10,543                 $10,619
6/3/97     $10,152           $10,226                 $10,469
6/4/97     $10,148           $10,139                 $10,429
6/5/97     $10,204           $10,234                 $10,508
6/6/97     $10,329           $10,393                 $10,619
6/9/97     $10,421           $10,498                 $10,674
6/10/97    $10,265           $10,350                 $10,596
6/11/97    $10,356           $10,437                 $10,642
6/12/97    $10,349           $10,447                 $10,668
6/13/97    $10,519           $10,606                 $10,757
6/16/97    $10,624           $10,732                 $10,824
6/17/97    $10,740           $10,881                 $10,909
6/18/97    $10,574           $10,685                 $10,828
6/19/97    $10,670           $10,799                 $10,939
6/20/97    $10,634           $10,793                 $10,939
6/23/97    $10,503           $10,657                 $10,842
6/24/97    $10,722           $10,848                 $10,979
6/25/97    $10,649           $10,769                 $10,932
6/26/97    $10,511           $10,638                 $10,858
6/27/97    $10,463           $10,591                 $10,871
6/30/97    $10,395           $10,528                 $10,901
7/1/97     $10,346           $10,486                 $10,872
7/2/97     $10,594           $10,733                 $11,003
7/3/97     $10,723           $10,849                 $11,094
7/7/97     $10,746           $10,899                 $11,117
7/8/97     $10,913           $11,061                 $11,226
7/9/97     $10,953           $11,109                 $11,238
7/10/97    $10,947           $11,108                 $11,270
7/11/97    $10,992           $11,169                 $11,358
7/14/97    $11,302           $11,458                 $11,519
7/15/97    $11,496           $11,647                 $11,657
7/16/97    $12,007           $12,135                 $11,948
7/17/97    $11,923           $12,042                 $11,859
7/18/97    $11,642           $11,778                 $11,701
7/21/97    $11,508           $11,640                 $11,613
7/22/97    $11,862           $11,998                 $11,821
7/23/97    $11,854           $12,010                 $11,850
7/24/97    $11,809           $11,964                 $11,861
7/25/97    $11,773           $11,937                 $11,865
7/28/97    $11,658           $11,824                 $11,819
7/29/97    $11,780           $11,964                 $11,885
7/30/97    $11,946           $12,108                 $12,004
7/31/97    $12,014           $12,175                 $12,048
8/1/97     $12,029           $12,196                 $12,052
8/4/97     $12,194           $12,362                 $12,136
8/5/97     $12,329           $12,498                 $12,257
8/6/97     $12,373           $12,557                 $12,325
8/7/97     $12,307           $12,489                 $12,277
8/8/97     $12,077           $12,263                 $12,083
8/11/97    $11,933           $12,110                 $11,994
8/12/97    $11,817           $11,996                 $11,915
8/13/97    $11,904           $12,087                 $11,969
8/14/97    $11,956           $12,136                 $11,994
8/15/97    $11,640           $11,841                 $11,808
8/18/97    $11,811           $11,982                 $11,864
8/19/97    $12,174           $12,330                 $12,100
8/20/97    $12,433           $12,593                 $12,311
8/21/97    $12,121           $12,303                 $12,150
8/22/97    $12,037           $12,217                 $12,085
8/25/97    $11,986           $12,183                 $12,106
8/26/97    $11,805           $12,023                 $12,029
8/27/97    $11,791           $12,008                 $12,061
8/28/97    $11,551           $11,774                 $11,953
8/29/97    $11,594           $11,813                 $11,999
9/2/97     $11,909           $12,127                 $12,231
9/3/97     $11,872           $12,102                 $12,232
9/4/97     $11,937           $12,161                 $12,281
9/5/97     $11,985           $12,220                 $12,365
9/8/97     $12,054           $12,293                 $12,437
9/9/97     $12,161           $12,391                 $12,520
9/10/97    $11,874           $12,130                 $12,391
9/11/97    $11,896           $12,153                 $12,396
9/12/97    $11,901           $12,164                 $12,467
9/15/97    $11,607           $11,881                 $12,359
9/16/97    $12,013           $12,279                 $12,613
9/17/97    $11,916           $12,192                 $12,597
9/18/97    $11,912           $12,200                 $12,624
9/19/97    $12,017           $12,303                 $12,702
9/22/97    $12,071           $12,357                 $12,771
9/23/97    $12,203           $12,483                 $12,831
9/24/97    $11,991           $12,272                 $12,755
9/25/97    $11,885           $12,169                 $12,691
9/26/97    $11,883           $12,172                 $12,716
9/29/97    $12,001           $12,304                 $12,813
9/30/97    $11,758           $12,066                 $12,742
10/1/97    $11,820           $12,120                 $12,777
10/2/97    $11,937           $12,239                 $12,869
10/3/97    $12,061           $12,366                 $12,970
10/6/97    $12,074           $12,383                 $13,016
10/7/97    $12,237           $12,545                 $13,132
10/8/97    $12,287           $12,596                 $13,166
10/9/97    $12,318           $12,628                 $13,197
10/10/97   $12,202           $12,513                 $13,145
10/13/97   $12,230           $12,543                 $13,169
10/14/97   $12,127           $12,443                 $13,098
10/15/97   $11,985           $12,307                 $13,027
10/16/97   $11,771           $12,091                 $12,848
10/17/97   $11,509           $11,824                 $12,600
10/20/97   $11,650           $11,968                 $12,740
10/21/97   $11,901           $12,213                 $12,945
10/22/97   $11,758           $12,083                 $12,912
10/23/97   $11,509           $11,819                 $12,633
10/24/97   $11,322           $11,628                 $12,479
10/27/97   $10,492           $10,765                 $11,604
10/28/97   $11,236           $11,513                 $12,117
10/29/97   $11,098           $11,325                 $12,115
10/30/97   $10,775           $11,005                 $11,871
10/31/97   $11,004           $11,213                 $12,046
11/3/97    $11,346           $11,555                 $12,321
11/4/97    $11,303           $11,521                 $12,330
11/5/97    $11,288           $11,514                 $12,377
11/6/97    $11,138           $11,373                 $12,272
11/7/97    $11,083           $11,309                 $12,113
11/10/97   $10,885           $11,125                 $12,024
11/11/97   $10,882           $11,118                 $11,980
11/12/97   $10,528           $10,779                 $11,654
11/13/97   $10,818           $11,055                 $11,787
11/14/97   $11,067           $11,304                 $11,970
11/17/97   $11,310           $11,544                 $12,201
11/18/97   $11,160           $11,397                 $12,098
11/19/97   $11,186           $11,428                 $12,104
11/20/97   $11,454           $11,685                 $12,295
11/21/97   $11,385           $11,620                 $12,251
11/24/97   $11,090           $11,330                 $11,996
11/25/97   $11,190           $11,416                 $12,012
11/26/97   $11,239           $11,484                 $12,053
11/28/97   $11,307           $11,553                 $12,099
12/1/97    $11,624           $11,869                 $12,327
12/2/97    $11,328           $11,570                 $12,143
12/3/97    $11,423           $11,675                 $12,209
12/4/97    $11,323           $11,578                 $12,196
12/5/97    $11,514           $11,770                 $12,351
12/8/97    $11,657           $11,910                 $12,484
12/9/97    $11,297           $11,555                 $12,250
12/10/97   $11,120           $11,363                 $12,069
12/11/97   $10,776           $11,018                 $11,781
12/12/97   $10,520           $10,761                 $11,615
12/15/97   $10,580           $10,826                 $11,615
12/16/97   $10,728           $10,968                 $11,739
12/17/97   $10,579           $10,818                 $11,697
12/18/97   $10,399           $10,632                 $11,514
12/19/97   $10,446           $10,667                 $11,526
12/22/97   $10,508           $10,730                 $11,581
12/23/97   $10,215           $10,443                 $11,414
12/24/97   $10,091           $10,327                 $11,335
12/26/97   $10,256           $10,492                 $11,425
12/29/97   $10,534           $10,761                 $11,622
12/30/97   $10,751           $10,981                 $11,830
12/31/97   $10,653           $10,896                 $11,870
1/2/98     $10,845           $11,088                 $11,955
1/5/98     $10,951           $11,189                 $12,050
1/6/98     $10,823           $11,067                 $11,944
1/7/98     $10,655           $10,901                 $11,805
1/8/98     $10,701           $10,938                 $11,758
1/9/98     $10,289           $10,516                 $11,363
1/12/98    $10,455           $10,681                 $11,396
1/13/98    $10,708           $10,943                 $11,653
1/14/98    $10,719           $10,958                 $11,707
1/15/98    $10,706           $10,949                 $11,694
1/16/98    $10,815           $11,062                 $11,814
1/20/98    $11,047           $11,293                 $12,020
1/21/98    $11,041           $11,289                 $12,003
1/22/98    $10,978           $11,224                 $11,917
1/23/98    $11,023           $11,267                 $11,913
1/26/98    $10,931           $11,178                 $11,803
1/27/98    $11,157           $11,391                 $11,935
1/28/98    $11,459           $11,693                 $12,176
1/29/98    $11,521           $11,756                 $12,242
1/30/98    $11,548           $11,780                 $12,241
2/2/98     $11,872           $12,108                 $12,494
2/3/98     $11,983           $12,221                 $12,596
2/4/98     $12,125           $12,366                 $12,703
2/5/98     $12,008           $12,261                 $12,676
2/6/98     $12,226           $12,475                 $12,808
2/9/98     $12,091           $12,347                 $12,778
2/10/98    $12,280           $12,535                 $12,919
2/11/98    $12,272           $12,524                 $12,915
2/12/98    $12,343           $12,590                 $12,959
2/13/98    $12,242           $12,501                 $12,929
2/17/98    $12,160           $12,412                 $12,876
2/18/98    $12,295           $12,545                 $12,969
2/19/98    $12,462           $12,721                 $13,055
2/20/98    $12,501           $12,754                 $13,063
2/23/98    $12,796           $13,038                 $13,242
2/24/98    $12,650           $12,894                 $13,143
2/25/98    $12,964           $13,201                 $13,353
2/26/98    $13,037           $13,274                 $13,433
2/27/98    $12,897           $13,133                 $13,383
3/2/98     $12,706           $12,951                 $13,293
3/3/98     $12,679           $12,930                 $13,282
3/4/98     $12,726           $12,976                 $13,302
3/5/98     $12,125           $12,392                 $12,941
3/6/98     $12,524           $12,791                 $13,255
3/9/98     $12,126           $12,409                 $13,041
3/10/98    $12,354           $12,632                 $13,217
3/11/98    $12,402           $12,690                 $13,280
3/12/98    $12,505           $12,793                 $13,335
3/13/98    $12,565           $12,859                 $13,392
3/16/98    $12,693           $12,979                 $13,517
3/17/98    $12,550           $12,844                 $13,450
3/18/98    $12,644           $12,944                 $13,518
3/19/98    $12,735           $13,045                 $13,606
3/20/98    $12,546           $12,861                 $13,524
3/23/98    $12,663           $12,968                 $13,550
3/24/98    $12,867           $13,173                 $13,700
3/25/98    $13,052           $13,360                 $13,792
3/26/98    $13,096           $13,394                 $13,822
3/27/98    $13,022           $13,325                 $13,785
3/30/98    $12,964           $13,270                 $13,748
3/31/98    $13,119           $13,424                 $13,876
4/1/98     $13,195           $13,510                 $13,967
4/2/98     $13,213           $13,529                 $14,007
4/3/98     $13,254           $13,567                 $14,025
4/6/98     $12,935           $13,256                 $13,827
4/7/98     $12,678           $13,001                 $13,597
4/8/98     $12,784           $13,099                 $13,659
4/9/98     $12,841           $13,163                 $13,759
4/13/98    $12,905           $13,230                 $13,795
4/14/98    $13,007           $13,341                 $13,932
4/15/98    $13,205           $13,542                 $14,085
4/16/98    $13,164           $13,500                 $14,047
4/17/98    $13,195           $13,541                 $14,110
4/20/98    $13,430           $13,781                 $14,265
4/21/98    $13,616           $13,964                 $14,392
4/22/98    $13,858           $14,197                 $14,495
4/23/98    $13,498           $13,841                 $14,222
4/24/98    $13,404           $13,749                 $14,128
4/27/98    $13,080           $13,418                 $13,760
4/28/98    $13,093           $13,445                 $13,847
4/29/98    $13,273           $13,632                 $13,997
4/30/98    $13,355           $13,726                 $14,123
5/1/98     $13,386           $13,764                 $14,162
5/4/98     $13,433           $13,811                 $14,202
5/5/98     $13,338           $13,717                 $14,097
5/6/98     $13,283           $13,662                 $14,035
5/7/98     $13,070           $13,447                 $13,872
5/8/98     $13,412           $13,791                 $14,093
5/11/98    $13,237           $13,611                 $13,970
5/12/98    $13,445           $13,817                 $14,061
5/13/98    $13,513           $13,891                 $14,107
5/14/98    $13,548           $13,924                 $14,100
5/15/98    $13,375           $13,741                 $13,960
5/18/98    $13,300           $13,665                 $13,845
5/19/98    $13,442           $13,808                 $13,953
5/20/98    $13,246           $13,612                 $13,846
5/21/98    $13,098           $13,458                 $13,765
5/22/98    $12,998           $13,353                 $13,644
5/26/98    $12,847           $13,198                 $13,441
5/27/98    $12,951           $13,301                 $13,464
5/28/98    $13,000           $13,360                 $13,566
5/29/98    $12,740           $13,110                 $13,447
6/1/98     $12,458           $12,818                 $13,204
6/2/98     $12,701           $13,056                 $13,318
6/3/98     $12,441           $12,801                 $13,170
6/4/98     $12,794           $13,144                 $13,379
6/5/98     $12,920           $13,271                 $13,477
6/8/98     $12,906           $13,274                 $13,514
6/9/98     $13,082           $13,455                 $13,612
6/10/98    $12,824           $13,189                 $13,404
6/11/98    $12,674           $13,033                 $13,227
6/12/98    $12,698           $13,054                 $13,191
6/15/98    $12,560           $12,906                 $12,970
6/16/98    $12,976           $13,317                 $13,252
6/17/98    $13,115           $13,462                 $13,428
6/18/98    $13,153           $13,498                 $13,400
6/19/98    $13,290           $13,634                 $13,465
6/22/98    $13,560           $13,900                 $13,650
6/23/98    $13,988           $14,323                 $13,943
6/24/98    $14,293           $14,640                 $14,194
6/25/98    $14,069           $14,422                 $14,084
6/26/98    $14,175           $14,527                 $14,132
6/29/98    $14,381           $14,734                 $14,295
6/30/98    $14,357           $14,708                 $14,323
7/1/98     $14,552           $14,914                 $14,472
7/2/98     $14,286           $14,655                 $14,317
7/6/98     $14,392           $14,765                 $14,434
7/7/98     $14,438           $14,806                 $14,424
7/8/98     $14,785           $15,153                 $14,630
7/9/98     $14,838           $15,212                 $14,663
7/10/98    $14,932           $15,299                 $14,688
7/13/98    $15,259           $15,623                 $14,858
7/14/98    $15,237           $15,596                 $14,879
7/15/98    $15,583           $15,942                 $15,077
7/16/98    $15,611           $15,975                 $15,122
7/17/98    $15,738           $16,100                 $15,184
7/20/98    $15,756           $16,121                 $15,226
7/21/98    $15,382           $15,747                 $14,961
7/22/98    $15,377           $15,733                 $14,890
7/23/98    $15,119           $15,460                 $14,629
7/24/98    $15,151           $15,491                 $14,597
7/27/98    $15,350           $15,687                 $14,614
7/28/98    $14,974           $15,323                 $14,336
7/29/98    $14,830           $15,178                 $14,222
7/30/98    $15,296           $15,639                 $14,510
7/31/98    $14,798           $15,147                 $14,154
8/3/98     $14,719           $15,050                 $13,993
8/4/98     $14,157           $14,486                 $13,498
8/5/98     $14,304           $14,626                 $13,517
8/6/98     $14,697           $15,021                 $13,829
8/7/98     $14,661           $15,001                 $13,960
8/10/98    $14,644           $14,988                 $13,903
8/11/98    $14,290           $14,628                 $13,551
8/12/98    $14,551           $14,898                 $13,799
8/13/98    $14,377           $14,719                 $13,626
8/14/98    $14,283           $14,627                 $13,532
8/17/98    $14,703           $15,042                 $13,743
8/18/98    $15,057           $15,410                 $14,023
8/19/98    $15,029           $15,377                 $13,929
8/20/98    $15,026           $15,377                 $13,852
8/21/98    $14,774           $15,119                 $13,588
8/24/98    $14,730           $15,077                 $13,537
8/25/98    $14,926           $15,269                 $13,593
8/26/98    $14,777           $15,111                 $13,365
8/27/98    $14,103           $14,432                 $12,748
8/28/98    $13,604           $13,912                 $12,394
8/31/98    $12,243           $12,541                 $11,333
9/1/98     $13,086           $13,363                 $11,906
9/2/98     $13,152           $13,433                 $12,041
9/3/98     $13,019           $13,296                 $11,882
9/4/98     $12,970           $13,257                 $11,841
9/8/98     $13,841           $14,148                 $12,555
9/9/98     $13,583           $13,876                 $12,280
9/10/98    $13,292           $13,586                 $11,984
9/11/98    $13,882           $14,189                 $12,409
9/14/98    $14,072           $14,387                 $12,591
9/15/98    $14,226           $14,563                 $12,685
9/16/98    $14,309           $14,643                 $12,774
9/17/98    $13,878           $14,207                 $12,444
9/18/98    $13,968           $14,305                 $12,577
9/21/98    $14,272           $14,602                 $12,703
9/22/98    $14,356           $14,695                 $12,834
9/23/98    $14,987           $15,338                 $13,306
9/24/98    $14,569           $14,918                 $13,004
9/25/98    $14,942           $15,288                 $13,180
9/28/98    $14,872           $15,212                 $13,147
9/29/98    $14,889           $15,230                 $13,108
9/30/98    $14,468           $14,797                 $12,804
10/1/98    $13,682           $14,008                 $12,188
10/2/98    $13,705           $14,038                 $12,208
10/5/98    $12,951           $13,282                 $11,616
10/6/98    $12,703           $13,030                 $11,421
10/7/98    $12,341           $12,659                 $11,056
10/8/98    $12,108           $12,415                 $10,727
10/9/98    $12,860           $13,174                 $11,282
10/12/98   $13,336           $13,674                 $11,687
10/13/98   $12,934           $13,273                 $11,410
10/14/98   $13,245           $13,589                 $11,648
10/15/98   $13,934           $14,293                 $12,178
10/16/98   $13,864           $14,230                 $12,253
10/19/98   $14,032           $14,409                 $12,463
10/20/98   $13,734           $14,112                 $12,391
10/21/98   $14,278           $14,649                 $12,660
10/22/98   $14,527           $14,904                 $12,870
10/23/98   $14,355           $14,743                 $12,804
10/26/98   $14,661           $15,055                 $13,039
10/27/98   $14,489           $14,883                 $12,984
10/28/98   $14,774           $15,176                 $13,133
10/29/98   $14,944           $15,356                 $13,283
10/30/98   $14,979           $15,402                 $13,390
11/2/98    $15,165           $15,603                 $13,613
11/3/98    $14,980           $15,416                 $13,519
11/4/98    $15,332           $15,771                 $13,785
11/5/98    $15,431           $15,859                 $13,887
11/6/98    $15,610           $16,038                 $14,034
11/9/98    $15,713           $16,140                 $14,068
11/10/98   $15,787           $16,249                 $14,102
11/11/98   $15,854           $16,284                 $14,076
11/12/98   $15,699           $16,128                 $13,992
11/13/98   $15,680           $16,114                 $13,969
11/16/98   $15,795           $16,228                 $14,073
11/17/98   $16,053           $16,480                 $14,200
11/18/98   $16,226           $16,660                 $14,343
11/19/98   $16,471           $16,908                 $14,511
11/20/98   $16,546           $16,983                 $14,576
11/23/98   $17,037           $17,476                 $14,948
11/24/98   $16,943           $17,385                 $14,860
11/25/98   $17,131           $17,579                 $15,006
11/27/98   $17,461           $17,908                 $15,242
11/30/98   $16,689           $17,134                 $14,737
12/1/98    $17,518           $17,954                 $15,147
12/2/98    $17,362           $17,806                 $15,082
12/3/98    $16,864           $17,308                 $14,773
12/4/98    $17,484           $17,926                 $15,142
12/7/98    $17,992           $18,442                 $15,425
12/8/98    $17,899           $18,346                 $15,381
12/9/98    $18,087           $18,535                 $15,499
12/10/98   $17,734           $18,176                 $15,239
12/11/98   $17,981           $18,421                 $15,340
12/14/98   $17,319           $17,751                 $14,868
12/15/98   $17,859           $18,298                 $15,213
12/16/98   $17,781           $18,215                 $15,189
12/17/98   $18,141           $18,582                 $15,450
12/18/98   $18,620           $19,081                 $15,769
12/21/98   $19,196           $19,656                 $15,929
12/22/98   $18,993           $19,442                 $16,033
12/23/98   $19,573           $20,004                 $16,422
12/24/98   $19,406           $19,862                 $16,351
12/28/98   $19,583           $20,059                 $16,481
12/29/98   $19,572           $20,052                 $16,492
12/30/98   $19,384           $19,916                 $16,380
12/31/98   $19,567           $20,192                 $16,575
1/4/99     $19,787           $20,394                 $16,691
1/5/99     $20,330           $20,928                 $17,018
1/6/99     $20,993           $21,599                 $17,544
1/7/99     $21,049           $21,625                 $17,583
1/8/99     $21,128           $21,706                 $17,722
1/11/99    $21,439           $21,997                 $18,025
1/12/99    $20,772           $21,333                 $17,543
1/13/99    $20,870           $21,431                 $17,513
1/14/99    $20,410           $20,963                 $17,211
1/15/99    $21,233           $21,793                 $17,750
1/19/99    $21,812           $22,366                 $18,204
1/20/99    $21,820           $22,366                 $18,259
1/21/99    $21,037           $21,575                 $17,724
1/22/99    $21,063           $21,602                 $17,680
1/25/99    $21,437           $21,964                 $17,910
1/26/99    $22,162           $22,679                 $18,394
1/27/99    $21,823           $22,329                 $18,196
1/28/99    $22,625           $23,145                 $18,726
1/29/99    $22,889           $23,394                 $18,942
2/1/99     $22,931           $23,435                 $18,974
2/2/99     $22,378           $22,861                 $18,621
2/3/99     $22,799           $23,314                 $18,848
2/4/99     $21,798           $22,299                 $18,218
2/5/99     $21,375           $21,871                 $17,942
2/8/99     $21,877           $22,373                 $18,179
2/9/99     $20,806           $21,284                 $17,467
2/10/99    $20,898           $21,381                 $17,458
2/11/99    $21,995           $22,487                 $18,184
2/12/99    $21,052           $21,540                 $17,551
2/16/99    $20,992           $21,495                 $17,491
2/17/99    $20,326           $20,801                 $17,000
2/18/99    $20,468           $20,962                 $17,088
2/19/99    $20,736           $21,245                 $17,262
2/22/99    $21,427           $21,953                 $17,703
2/23/99    $21,797           $22,306                 $17,963
2/24/99    $21,349           $21,876                 $17,684
2/25/99    $21,209           $21,714                 $17,589
2/26/99    $20,678           $21,173                 $17,295
3/1/99     $20,803           $21,310                 $17,349
3/2/99     $20,274           $20,771                 $17,076
3/3/99     $20,409           $20,893                 $17,123
3/4/99     $20,744           $21,259                 $17,332
3/5/99     $21,141           $21,664                 $17,666
3/8/99     $21,850           $22,370                 $18,124
3/9/99     $21,779           $22,309                 $18,088
3/10/99    $21,895           $22,419                 $18,187
3/11/99    $21,961           $22,476                 $18,234
3/12/99    $21,572           $22,094                 $18,002
3/15/99    $22,128           $22,659                 $18,379
3/16/99    $22,272           $22,801                 $18,439
3/17/99    $22,176           $22,705                 $18,361
3/18/99    $22,595           $23,125                 $18,618
3/19/99    $22,067           $22,586                 $18,303
3/22/99    $21,790           $22,294                 $18,111
3/23/99    $21,078           $21,570                 $17,559
3/24/99    $21,656           $22,144                 $17,879
3/25/99    $22,425           $22,912                 $18,405
3/26/99    $22,240           $22,735                 $18,287
3/29/99    $23,064           $23,586                 $18,844
3/30/99    $22,870           $23,377                 $18,749
3/31/99    $22,630           $23,165                 $18,606
4/1/99     $23,077           $23,602                 $18,848
4/2/99     $23,077           $23,602                 $18,848
4/5/99     $23,878           $24,411                 $19,352
4/6/99     $23,887           $24,402                 $19,375
4/7/99     $23,611           $24,110                 $19,234
4/8/99     $23,953           $24,467                 $19,452
4/9/99     $24,018           $24,552                 $19,601
4/12/99    $23,854           $24,406                 $19,645
4/13/99    $23,378           $23,922                 $19,529
4/14/99    $22,582           $23,135                 $18,953
4/15/99    $22,921           $23,489                 $19,062
4/16/99    $22,374           $22,946                 $18,777
4/19/99    $21,080           $21,642                 $17,731
4/20/99    $21,766           $22,328                 $18,215
4/21/99    $22,576           $23,159                 $18,815
4/22/99    $23,427           $24,013                 $19,363
4/23/99    $23,711           $24,310                 $19,583
4/26/99    $24,255           $24,862                 $20,047
4/27/99    $23,667           $24,272                 $19,672
4/28/99    $23,050           $23,650                 $19,278
4/29/99    $22,701           $23,307                 $19,113
4/30/99    $22,875           $23,495                 $19,222
5/3/99     $22,870           $23,512                 $19,167
5/4/99     $22,430           $23,068                 $18,785
5/5/99     $23,070           $23,708                 $19,158
5/6/99     $22,250           $22,860                 $18,688
5/7/99     $22,670           $23,290                 $18,925
5/10/99    $22,850           $23,477                 $19,097
5/11/99    $23,290           $23,929                 $19,402
5/12/99    $23,740           $24,389                 $19,703
5/13/99    $23,330           $23,965                 $19,518
5/14/99    $22,770           $23,372                 $19,108
5/17/99    $23,310           $23,928                 $19,365
5/18/99    $23,130           $23,747                 $19,339
5/19/99    $23,410           $24,043                 $19,483
5/20/99    $22,900           $23,534                 $19,217
5/21/99    $22,630           $23,253                 $19,050
5/24/99    $22,060           $22,662                 $18,555
5/25/99    $21,390           $21,985                 $17,997
5/26/99    $21,970           $22,578                 $18,347
5/27/99    $21,950           $22,546                 $18,287
5/28/99    $22,370           $22,982                 $18,675
6/1/99     $21,680           $22,279                 $18,233
6/2/99     $22,210           $22,815                 $18,387
6/3/99     $21,730           $22,330                 $18,167
6/4/99     $22,570           $23,198                 $18,734
6/7/99     $23,040           $23,674                 $19,081
6/8/99     $22,330           $22,949                 $18,705
6/9/99     $22,870           $23,485                 $19,044
6/10/99    $22,460           $23,071                 $18,781
6/11/99    $22,070           $22,680                 $18,504
6/14/99    $21,720           $22,313                 $18,129
6/15/99    $22,030           $22,635                 $18,253
6/16/99    $23,200           $23,837                 $19,033
6/17/99    $23,460           $24,094                 $19,231
6/18/99    $23,620           $24,255                 $19,377
6/21/99    $24,300           $24,950                 $19,883
6/22/99    $23,670           $24,303                 $19,504
6/23/99    $23,980           $24,627                 $19,639
6/24/99    $23,410           $24,028                 $19,306
6/25/99    $23,420           $24,038                 $19,296
6/28/99    $24,040           $24,678                 $19,672
6/29/99    $24,450           $25,075                 $19,972
6/30/99    $24,630           $25,259                 $20,305
7/1/99     $24,900           $25,540                 $20,456
7/2/99     $25,180           $25,821                 $20,720
7/6/99     $24,990           $25,632                 $20,688
7/7/99     $25,080           $25,742                 $20,735
7/8/99     $25,430           $26,115                 $20,953
7/9/99     $25,630           $26,317                 $21,113
7/12/99    $25,520           $26,221                 $21,093
7/13/99    $25,400           $26,105                 $21,001
7/14/99    $25,870           $26,582                 $21,303
7/15/99    $25,980           $26,716                 $21,463
7/16/99    $26,300           $27,048                 $21,653
7/19/99    $25,940           $26,665                 $21,394
7/20/99    $24,920           $25,617                 $20,653
7/21/99    $25,290           $25,994                 $20,876
7/22/99    $24,400           $25,096                 $20,292
7/23/99    $24,620           $25,317                 $20,352
7/26/99    $23,880           $24,563                 $19,799
7/27/99    $24,690           $25,391                 $20,253
7/28/99    $24,960           $25,666                 $20,454
7/29/99    $24,210           $24,888                 $19,956
7/30/99    $24,270           $24,975                 $19,945
8/2/99     $24,200           $24,907                 $19,832
8/3/99     $23,940           $24,626                 $19,563
8/4/99     $23,570           $24,242                 $19,200
8/5/99     $23,870           $24,549                 $19,395
8/6/99     $23,660           $24,328                 $19,260
8/9/99     $23,390           $24,058                 $19,041
8/10/99    $23,140           $23,796                 $18,823
8/11/99    $23,980           $24,654                 $19,389
8/12/99    $23,690           $24,352                 $19,272
8/13/99    $24,690           $25,372                 $19,939
8/16/99    $24,760           $25,438                 $19,996
8/17/99    $25,020           $25,705                 $20,192
8/18/99    $24,820           $25,486                 $20,090
8/19/99    $24,400           $25,061                 $19,816
8/20/99    $24,780           $25,460                 $20,019
8/23/99    $25,550           $26,239                 $20,557
8/24/99    $25,760           $26,447                 $20,805
8/25/99    $26,340           $27,064                 $21,208
8/26/99    $25,880           $26,584                 $20,974
8/27/99    $25,720           $26,422                 $20,855
8/30/99    $25,330           $26,030                 $20,505
8/31/99    $25,650           $26,360                 $20,707
9/1/99     $25,740           $26,449                 $20,794
9/2/99     $25,620           $26,313                 $20,668
9/3/99     $26,830           $27,568                 $21,491
9/7/99     $26,670           $27,404                 $21,447
9/8/99     $26,260           $26,995                 $21,232
9/9/99     $26,808           $27,554                 $21,559
9/10/99    $27,125           $27,875                 $21,824
9/13/99    $26,573           $27,308                 $21,504
9/14/99    $26,982           $27,741                 $21,682
9/15/99    $26,348           $27,088                 $21,273
9/16/99    $26,399           $27,130                 $21,216
9/17/99    $27,146           $27,900                 $21,692
9/20/99    $27,238           $27,993                 $21,817
9/21/99    $26,471           $27,205                 $21,325
9/22/99    $26,890           $27,647                 $21,605
9/23/99    $25,704           $26,428                 $20,786
9/24/99    $25,663           $26,390                 $20,715
9/27/99    $25,939           $26,686                 $20,876
9/28/99    $25,959           $26,703                 $20,835
9/29/99    $25,642           $26,381                 $20,638
9/30/99    $25,734           $26,481                 $20,758
10/1/99    $25,704           $26,443                 $20,688
10/4/99    $26,379           $27,141                 $21,135
10/5/99    $26,419           $27,181                 $21,163
10/6/99    $27,054           $27,850                 $21,598
10/7/99    $27,043           $27,846                 $21,624
10/8/99    $27,279           $28,103                 $21,820
10/11/99   $27,534           $28,361                 $22,042
10/12/99   $26,982           $27,789                 $21,713
10/13/99   $26,194           $26,993                 $21,175
10/14/99   $26,368           $27,175                 $21,217
10/15/99   $25,632           $26,436                 $20,650
10/18/99   $25,182           $25,978                 $20,328
10/19/99   $25,182           $25,979                 $20,320
10/20/99   $26,297           $27,123                 $21,076
10/21/99   $26,419           $27,243                 $21,180
10/22/99   $26,501           $27,339                 $21,290
10/25/99   $26,481           $27,320                 $21,286
10/26/99   $26,297           $27,124                 $21,252
10/27/99   $26,205           $27,026                 $21,185
10/28/99   $27,084           $27,933                 $21,734
10/29/99   $28,107           $29,005                 $22,424
11/1/99    $27,903           $28,774                 $22,433
11/2/99    $28,025           $28,891                 $22,538
11/3/99    $28,506           $29,393                 $22,893
11/4/99    $28,823           $29,728                 $23,100
11/5/99    $29,386           $30,306                 $23,450
11/8/99    $29,713           $30,642                 $23,766
11/9/99    $29,478           $30,393                 $23,622
11/10/99   $29,836           $30,767                 $23,856
11/11/99   $30,388           $31,341                 $24,169
11/12/99   $30,797           $31,771                 $24,349
11/15/99   $30,654           $31,628                 $24,337
11/16/99   $31,349           $32,333                 $24,892
11/17/99   $31,043           $32,022                 $24,714
11/18/99   $32,014           $33,031                 $25,301
11/19/99   $32,280           $33,310                 $25,468
11/22/99   $32,495           $33,538                 $25,645
11/23/99   $31,963           $32,990                 $25,269
11/24/99   $33,109           $34,186                 $25,856
11/26/99   $33,201           $34,275                 $26,062
11/29/99   $32,628           $33,688                 $25,862
11/30/99   $31,626           $32,627                 $25,218
12/1/99    $31,943           $32,963                 $25,351
12/2/99    $33,109           $34,186                 $26,100
12/3/99    $33,784           $34,888                 $26,613
12/6/99    $33,988           $35,094                 $26,805
12/7/99    $34,121           $35,248                 $27,114
12/8/99    $33,702           $34,797                 $27,108
12/9/99    $33,733           $34,835                 $27,169
12/10/99   $34,111           $35,228                 $27,366
12/13/99   $34,520           $35,658                 $27,652
12/14/99   $33,722           $34,833                 $26,999
12/15/99   $34,479           $35,623                 $27,379
12/16/99   $35,471           $36,647                 $28,082
12/17/99   $35,737           $36,950                 $28,370
12/20/99   $36,065           $37,282                 $28,603
12/21/99   $37,517           $38,805                 $29,565
12/22/99   $37,865           $39,177                 $29,762
12/24/99   $38,161           $39,484                 $30,005
12/27/99   $38,254           $39,575                 $30,050
12/28/99   $38,049           $39,360                 $30,026
12/29/99   $39,205           $40,578                 $30,550
12/30/99   $39,143           $40,511                 $30,515
12/31/99   $39,399           $40,777                 $30,760

---------------------------------------------------------------------------------------------------------
                                                             TOTAL ANNUALIZED INVESTMENT RETURNS FOR THE
                                                                            PERIOD ENDED
                                                            ---------------------------------------------
                                                               FISCAL YEAR
                                                                  ENDED          SINCE INCEPTION (5-7-97)
                                                                 12-31-99              TO 12-31-99
---------------------------------------------------------------------------------------------------------
OTC Fund                                                         101.32%                  67.70%
NASDAQ 100 Index                                                 101.95%                  69.89%
NASDAQ Composite Index                                            85.59%                  58.76%
---------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE NASDAQ COMPOSITE INDEX AND THE NASDAQ 100 INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

PRECIOUS METALS FUND

Gold took investors for a wild ride in 1999. The announcement in May by the Bank of England that it would sell gold in a series of 25-ton auctions started a price descent that bottomed out at $253 per ounce by August. In September, the 15 European central banks announced that they would limit their annual gold sales during the next five years. The announcement sent the commodity's price up to a high of $324.50 per ounce in October. Gold closed the year at $289.60 per ounce, 40 cents above its December 31, 1998 close. The total return of the Precious Metals Fund for the reporting period was -3.58%.

          CUMULATIVE FUND PERFORMANCE: MAY 29, 1997--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          PRECIOUS METALS FUND  S&P 500 INDEX  XAU INDEX
5/29/97                $10,000        $10,000    $10,000
5/30/97                 $9,794        $10,050     $9,821
6/2/97                  $9,550        $10,027     $9,579
6/3/97                  $9,384        $10,017     $9,417
6/4/97                  $9,200         $9,953     $9,237
6/5/97                  $9,495         $9,992     $9,547
6/6/97                  $9,477        $10,165     $9,553
6/9/97                  $9,631        $10,223     $9,719
6/10/97                 $9,575        $10,251     $9,670
6/11/97                 $9,680        $10,302     $9,782
6/12/97                 $9,741        $10,467     $9,848
6/13/97                 $9,703        $10,583     $9,825
6/16/97                 $9,538        $10,590     $9,657
6/17/97                 $9,484        $10,597     $9,606
6/18/97                 $9,232        $10,533     $9,351
6/19/97                 $9,345        $10,639     $9,472
6/20/97                 $9,055        $10,647     $9,171
6/23/97                 $8,888        $10,409     $9,013
6/24/97                 $8,791        $10,619     $8,919
6/25/97                 $8,972        $10,532     $9,108
6/26/97                 $8,996        $10,469     $9,129
6/27/97                 $8,841        $10,512     $8,974
6/30/97                 $8,865        $10,486     $9,001
7/1/97                  $9,014        $10,556     $9,155
7/2/97                  $8,845        $10,710     $8,981
7/3/97                  $8,781        $10,863     $8,916
7/7/97                  $8,077        $10,807     $8,192
7/8/97                  $8,301        $10,885     $8,441
7/9/97                  $8,223        $10,752     $8,363
7/10/97                 $8,489        $10,826     $8,637
7/11/97                 $8,696        $10,860     $8,849
7/14/97                 $8,421        $10,880     $8,566
7/15/97                 $8,324        $10,968     $8,465
7/16/97                 $8,414        $11,096     $8,558
7/17/97                 $8,713        $11,037     $8,866
7/18/97                 $8,980        $10,844     $9,141
7/21/97                 $8,723        $10,816     $8,880
7/22/97                 $8,758        $11,065     $8,917
7/23/97                 $8,666        $11,096     $8,823
7/24/97                 $8,699        $11,140     $8,859
7/25/97                 $8,794        $11,122     $8,959
7/28/97                 $8,905        $11,094     $9,066
7/29/97                 $8,870        $11,164     $9,032
7/30/97                 $9,031        $11,282     $9,197
7/31/97                 $9,053        $11,306     $9,219
8/1/97                  $9,068        $11,221     $9,236
8/4/97                  $9,017        $11,258     $9,184
8/5/97                  $8,817        $11,283     $8,979
8/6/97                  $8,996        $11,377     $9,164
8/7/97                  $9,079        $11,269     $9,249
8/8/97                  $9,467        $11,060     $9,648
8/11/97                 $9,487        $11,101     $9,684
8/12/97                 $9,392        $10,977     $9,584
8/13/97                 $9,472        $10,923     $9,668
8/14/97                 $9,213        $10,956     $9,409
8/15/97                 $9,280        $10,672     $9,479
8/18/97                 $9,251        $10,810     $9,462
8/19/97                 $9,118        $10,971     $9,329
8/20/97                 $9,152        $11,129     $9,359
8/21/97                 $9,243        $10,959     $9,453
8/22/97                 $9,349        $10,941     $9,565
8/25/97                 $9,280        $10,901     $9,514
8/26/97                 $9,253        $10,817     $9,487
8/27/97                 $9,101        $10,825     $9,333
8/28/97                 $9,135        $10,706     $9,368
8/29/97                 $9,075        $10,656     $9,309
9/2/97                  $9,076        $10,989     $9,310
9/3/97                  $9,008        $10,992     $9,245
9/4/97                  $9,020        $11,028     $9,263
9/5/97                  $8,981        $11,007     $9,226
9/8/97                  $8,702        $11,032     $8,943
9/9/97                  $8,769        $11,061     $9,011
9/10/97                 $8,747        $10,888     $8,991
9/11/97                 $8,620        $10,812     $8,861
9/12/97                 $8,614        $10,946     $8,859
9/15/97                 $8,484        $10,897     $8,727
9/16/97                 $8,406        $11,203     $8,654
9/17/97                 $8,458        $11,172     $8,733
9/18/97                 $8,714        $11,223     $8,951
9/19/97                 $8,676        $11,261     $8,929
9/22/97                 $8,498        $11,319     $8,752
9/23/97                 $8,678        $11,278     $8,940
9/24/97                 $8,968        $11,189     $9,236
9/25/97                 $9,458        $11,112     $9,737
9/26/97                 $9,324        $11,198     $9,625
9/29/97                 $9,620        $11,294     $9,928
9/30/97                 $9,992        $11,223    $10,310
10/1/97                 $9,862        $11,319    $10,178
10/2/97                 $9,774        $11,379    $10,098
10/3/97                 $9,945        $11,433    $10,276
10/6/97                 $9,701        $11,524    $10,034
10/7/97                 $9,649        $11,647     $9,981
10/8/97                 $9,933        $11,537    $10,278
10/9/97                 $9,604        $11,499     $9,937
10/10/97                $9,759        $11,456    $10,102
10/13/97                $9,745        $11,469    $10,089
10/14/97                $9,609        $11,495     $9,949
10/15/97                $9,516        $11,441     $9,856
10/16/97                $9,321        $11,317     $9,645
10/17/97                $9,224        $11,186     $9,545
10/20/97                $9,049        $11,321     $9,362
10/21/97                $9,290        $11,519     $9,615
10/22/97                $9,535        $11,474     $9,880
10/23/97                $9,599        $11,263     $9,947
10/24/97                $8,761        $11,156     $9,087
10/27/97                $7,765        $10,390     $8,063
10/28/97                $7,927        $10,914     $8,404
10/29/97                $7,686        $10,889     $8,126
10/30/97                $8,025        $10,706     $8,517
10/31/97                $7,810        $10,836     $8,277
11/3/97                 $7,840        $11,124     $8,311
11/4/97                 $7,785        $11,145     $8,248
11/5/97                 $7,628        $11,169     $8,076
11/6/97                 $7,521        $11,113     $7,979
11/7/97                 $7,341        $10,988     $7,663
11/10/97                $7,281        $10,913     $7,609
11/11/97                $7,280        $10,944     $7,609
11/12/97                $7,015        $10,733     $7,173
11/13/97                $7,180        $10,860     $7,418
11/14/97                $7,042        $10,998     $7,254
11/17/97                $7,006        $11,210     $7,181
11/18/97                $6,942        $11,115     $7,083
11/19/97                $6,872        $11,191     $7,014
11/20/97                $7,012        $11,361     $7,220
11/21/97                $7,001        $11,410     $7,206
11/24/97                $6,865        $11,215     $7,014
11/25/97                $6,764        $11,265     $6,863
11/26/97                $6,633        $11,274     $6,688
11/28/97                $6,606        $11,319     $6,668
12/1/97                 $6,570        $11,548     $6,617
12/2/97                 $6,589        $11,512     $6,640
12/3/97                 $6,489        $11,572     $6,498
12/4/97                 $6,197        $11,529     $6,100
12/5/97                 $6,369        $11,655     $6,336
12/8/97                 $6,269        $11,638     $6,200
12/9/97                 $6,122        $11,560     $6,045
12/10/97                $6,372        $11,489     $6,368
12/11/97                $6,258        $11,313     $6,208
12/12/97                $6,398        $11,295     $6,378
12/15/97                $6,492        $11,413     $6,488
12/16/97                $6,457        $11,469     $6,453
12/17/97                $7,036        $11,439     $7,044
12/18/97                $6,850        $11,318     $6,854
12/19/97                $6,746        $11,217     $6,706
12/22/97                $6,794        $11,299     $6,755
12/23/97                $6,965        $11,126     $6,929
12/24/97                $7,134        $11,050     $7,101
12/26/97                $7,053        $11,094     $7,021
12/29/97                $6,834        $11,295     $6,800
12/30/97                $7,115        $11,502     $7,086
12/31/97                $7,015        $11,497     $6,985
1/2/98                  $7,098        $11,551     $7,093
1/5/98                  $6,683        $11,576     $6,648
1/6/98                  $6,521        $11,451     $6,500
1/7/98                  $6,608        $11,421     $6,585
1/8/98                  $6,209        $11,326     $6,194
1/9/98                  $6,032        $10,991     $5,993
1/12/98                 $5,856        $11,127     $5,789
1/13/98                 $6,310        $11,280     $6,262
1/14/98                 $6,330        $11,349     $6,282
1/15/98                 $6,603        $11,264     $6,562
1/16/98                 $6,809        $11,391     $6,762
1/20/98                 $6,573        $11,594     $6,518
1/21/98                 $6,699        $11,501     $6,655
1/22/98                 $6,528        $11,409     $6,483
1/23/98                 $7,186        $11,345     $7,168
1/26/98                 $7,199        $11,337     $7,180
1/27/98                 $7,301        $11,480     $7,302
1/28/98                 $7,424        $11,580     $7,435
1/29/98                 $7,074        $11,675     $7,100
1/30/98                 $7,037        $11,614     $7,059
2/2/98                  $7,053        $11,862     $7,064
2/3/98                  $6,661        $11,918     $6,673
2/4/98                  $7,046        $11,929     $7,061
2/5/98                  $7,139        $11,889     $7,152
2/6/98                  $7,161        $11,995     $7,173
2/9/98                  $7,280        $11,974     $7,287
2/10/98                 $7,120        $12,072     $7,126
2/11/98                 $7,004        $12,084     $7,006
2/12/98                 $7,089        $12,133     $7,100
2/13/98                 $7,205        $12,085     $7,222
2/17/98                 $6,898        $12,117     $6,910
2/18/98                 $6,872        $12,227     $6,864
2/19/98                 $6,811        $12,182     $6,809
2/20/98                 $6,680        $12,253     $6,682
2/23/98                 $6,560        $12,299     $6,553
2/24/98                 $6,481        $12,209     $6,475
2/25/98                 $6,516        $12,355     $6,511
2/26/98                 $6,861        $12,424     $6,859
2/27/98                 $7,105        $12,432     $7,104
3/2/98                  $7,077        $12,412     $7,077
3/3/98                  $6,957        $12,464     $6,957
3/4/98                  $6,969        $12,408     $6,966
3/5/98                  $6,880        $12,262     $6,882
3/6/98                  $7,034        $12,507     $7,039
3/9/98                  $7,245        $12,467     $7,252
3/10/98                 $7,351        $12,608     $7,359
3/11/98                 $7,134        $12,658     $7,142
3/12/98                 $7,111        $12,676     $7,120
3/13/98                 $7,198        $12,660     $7,209
3/16/98                 $7,077        $12,786     $7,092
3/17/98                 $6,839        $12,800     $6,854
3/18/98                 $6,815        $12,860     $6,832
3/19/98                 $6,757        $12,910     $6,773
3/20/98                 $6,686        $13,022     $6,705
3/23/98                 $7,207        $12,979     $7,228
3/24/98                 $7,127        $13,099     $7,148
3/25/98                 $7,038        $13,055     $7,060
3/26/98                 $7,596        $13,041     $7,621
3/27/98                 $7,799        $12,978     $7,835
3/30/98                 $7,700        $12,956     $7,738
3/31/98                 $7,652        $13,053     $7,689
4/1/98                  $7,527        $13,128     $7,565
4/2/98                  $7,701        $13,269     $7,741
4/3/98                  $8,180        $13,301     $8,224
4/6/98                  $8,322        $13,285     $8,369
4/7/98                  $8,037        $13,145     $8,090
4/8/98                  $8,275        $13,051     $8,342
4/9/98                  $7,973        $13,158     $8,063
4/13/98                 $8,037        $13,147     $8,130
4/14/98                 $7,852        $13,219     $7,938
4/15/98                 $7,897        $13,261     $7,986
4/16/98                 $7,956        $13,129     $8,048
4/17/98                 $7,814        $13,301     $7,900
4/20/98                 $7,787        $13,312     $7,874
4/21/98                 $8,328        $13,344     $8,425
4/22/98                 $8,648        $13,387     $8,745
4/23/98                 $8,674        $13,264     $8,775
4/24/98                 $8,365        $13,126     $8,462
4/27/98                 $8,039        $12,872     $8,137
4/28/98                 $8,214        $12,856     $8,317
4/29/98                 $8,365        $12,968     $8,506
4/30/98                 $8,174        $13,171     $8,279
5/1/98                  $7,952        $13,281     $8,068
5/4/98                  $7,973        $13,293     $8,091
5/5/98                  $8,009        $13,217     $8,128
5/6/98                  $7,932        $13,090     $8,052
5/7/98                  $7,676        $12,974     $7,791
5/8/98                  $7,796        $13,128     $7,915
5/11/98                 $7,958        $13,111     $8,081
5/12/98                 $7,689        $13,219     $7,808
5/13/98                 $7,718        $13,255     $7,839
5/14/98                 $7,759        $13,238     $7,883
5/15/98                 $7,808        $13,135     $7,936
5/18/98                 $7,527        $13,101     $7,657
5/19/98                 $7,502        $13,145     $7,632
5/20/98                 $7,504        $13,258     $7,635
5/21/98                 $7,581        $13,205     $7,711
5/22/98                 $7,498        $13,156     $7,630
5/26/98                 $7,064        $12,961     $7,189
5/27/98                 $6,929        $12,940     $7,043
5/28/98                 $7,065        $13,003     $7,183
5/29/98                 $6,917        $12,923     $7,034
6/1/98                  $6,572        $12,925     $6,682
6/2/98                  $6,781        $12,949     $6,897
6/3/98                  $6,790        $12,827     $6,907
6/4/98                  $6,742        $12,971     $6,858
6/5/98                  $6,734        $13,196     $6,852
6/8/98                  $7,086        $13,218     $7,212
6/9/98                  $6,811        $13,250     $6,929
6/10/98                 $6,678        $13,177     $6,794
6/11/98                 $6,368        $12,968     $6,480
6/12/98                 $6,308        $13,018     $6,424
6/15/98                 $6,107        $12,760     $6,216
6/16/98                 $6,342        $12,885     $6,457
6/17/98                 $6,522        $13,116     $6,641
6/18/98                 $6,390        $13,107     $6,504
6/19/98                 $6,431        $13,040     $6,547
6/22/98                 $6,304        $13,070     $6,421
6/23/98                 $6,428        $13,263     $6,548
6/24/98                 $6,270        $13,421     $6,393
6/25/98                 $6,388        $13,379     $6,514
6/26/98                 $6,425        $13,425     $6,549
6/29/98                 $6,343        $13,488     $6,469
6/30/98                 $6,612        $13,433     $6,753
7/1/98                  $6,527        $13,607     $6,659
7/2/98                  $6,342        $13,582     $6,478
7/6/98                  $6,370        $13,711     $6,505
7/7/98                  $6,585        $13,680     $6,728
7/8/98                  $6,480        $13,818     $6,628
7/9/98                  $6,281        $13,726     $6,424
7/10/98                 $6,208        $13,794     $6,353
7/13/98                 $6,171        $13,804     $6,312
7/14/98                 $6,306        $13,951     $6,451
7/15/98                 $6,254        $13,918     $6,399
7/16/98                 $6,421        $14,027     $6,572
7/17/98                 $6,466        $14,060     $6,623
7/20/98                 $6,564        $14,028     $6,726
7/21/98                 $6,389        $13,803     $6,549
7/22/98                 $6,407        $13,791     $6,568
7/23/98                 $6,174        $13,503     $6,325
7/24/98                 $6,081        $13,515     $6,228
7/27/98                 $5,985        $13,592     $6,127
7/28/98                 $6,110        $13,390     $6,257
7/29/98                 $5,982        $13,331     $6,123
7/30/98                 $6,075        $13,540     $6,221
7/31/98                 $5,791        $13,277     $5,924
8/3/98                  $5,676        $13,179     $5,805
8/4/98                  $5,758        $12,702     $5,892
8/5/98                  $5,836        $12,812     $5,975
8/6/98                  $5,835        $12,909     $5,975
8/7/98                  $5,810        $12,907     $5,950
8/10/98                 $5,807        $12,832     $5,948
8/11/98                 $5,569        $12,664     $5,701
8/12/98                 $5,547        $12,845     $5,679
8/13/98                 $5,604        $12,735     $5,739
8/14/98                 $5,520        $12,591     $5,641
8/17/98                 $5,544        $12,838     $5,679
8/18/98                 $5,576        $13,046     $5,712
8/19/98                 $5,679        $13,009     $5,820
8/20/98                 $5,854        $12,932     $6,004
8/21/98                 $5,661        $12,809     $5,805
8/24/98                 $5,584        $12,891     $5,724
8/25/98                 $5,478        $12,947     $5,612
8/26/98                 $5,305        $12,845     $5,431
8/27/98                 $4,998        $12,352     $5,106
8/28/98                 $4,746        $12,170     $4,840
8/31/98                 $4,495        $11,344     $4,603
9/1/98                  $4,709        $11,779     $4,833
9/2/98                  $4,768        $11,734     $4,870
9/3/98                  $5,338        $11,637     $5,487
9/4/98                  $5,888        $11,538     $6,091
9/8/98                  $5,806        $12,125     $6,003
9/9/98                  $5,547        $11,921     $5,728
9/10/98                 $6,170        $11,613     $6,393
9/11/98                 $6,165        $11,955     $6,393
9/14/98                 $6,075        $12,199     $6,301
9/15/98                 $5,912        $12,294     $6,132
9/16/98                 $5,797        $12,386     $6,031
9/17/98                 $6,099        $12,071     $6,352
9/18/98                 $6,144        $12,085     $6,405
9/21/98                 $5,833        $12,130     $6,075
9/22/98                 $5,873        $12,200     $6,118
9/23/98                 $6,255        $12,630     $6,524
9/24/98                 $6,734        $12,353     $7,032
9/25/98                 $6,663        $12,377     $6,978
9/28/98                 $7,045        $12,424     $7,387
9/29/98                 $6,601        $12,428     $6,920
9/30/98                 $6,729        $12,049     $7,061
10/1/98                 $7,108        $11,686     $7,465
10/2/98                 $7,427        $11,878     $7,804
10/5/98                 $7,016        $11,712     $7,373
10/6/98                 $7,230        $11,665     $7,604
10/7/98                 $7,752        $11,500     $8,156
10/8/98                 $7,463        $11,367     $7,855
10/9/98                 $6,874        $11,661     $7,220
10/12/98                $6,824        $11,820     $7,165
10/13/98                $6,599        $11,786     $6,929
10/14/98                $6,348        $11,913     $6,660
10/15/98                $6,772        $12,410     $7,110
10/16/98                $6,844        $12,516     $7,189
10/19/98                $6,571        $12,586     $6,898
10/20/98                $6,684        $12,605     $7,018
10/21/98                $6,511        $12,676     $6,837
10/22/98                $6,360        $12,777     $6,677
10/23/98                $6,250        $12,684     $6,563
10/26/98                $6,182        $12,704     $6,490
10/27/98                $6,684        $12,621     $7,027
10/28/98                $6,595        $12,654     $6,929
10/29/98                $6,731        $12,865     $7,072
10/30/98                $6,755        $13,016     $7,098
11/2/98                 $6,590        $13,169     $6,929
11/3/98                 $6,548        $13,160     $6,883
11/4/98                 $7,086        $13,253     $7,455
11/5/98                 $7,433        $13,431     $7,820
11/6/98                 $7,100        $13,518     $7,464
11/9/98                 $7,077        $13,390     $7,441
11/10/98                $6,994        $13,367     $7,353
11/11/98                $6,846        $13,280     $7,199
11/12/98                $7,283        $13,242     $7,662
11/13/98                $7,007        $13,337     $7,365
11/16/98                $6,745        $13,457     $7,088
11/17/98                $6,826        $13,498     $7,176
11/18/98                $6,996        $13,559     $7,355
11/19/98                $6,935        $13,655     $7,290
11/20/98                $6,902        $13,785     $7,254
11/23/98                $7,010        $14,077     $7,368
11/24/98                $6,825        $14,015     $7,173
11/25/98                $6,750        $14,061     $7,084
11/27/98                $6,693        $14,125     $7,025
11/30/98                $6,370        $13,786     $6,681
12/1/98                 $6,392        $13,924     $6,707
12/2/98                 $6,226        $13,876     $6,531
12/3/98                 $5,939        $13,626     $6,230
12/4/98                 $6,032        $13,941     $6,323
12/7/98                 $6,182        $14,071     $6,483
12/8/98                 $5,921        $13,996     $6,204
12/9/98                 $5,826        $14,021     $6,107
12/10/98                $6,220        $13,802     $6,524
12/11/98                $5,917        $13,819     $6,201
12/14/98                $5,909        $13,520     $6,191
12/15/98                $5,960        $13,776     $6,245
12/16/98                $6,274        $13,766     $6,573
12/17/98                $5,954        $13,979     $6,237
12/18/98                $5,822        $14,075     $6,099
12/21/98                $5,696        $14,250     $5,970
12/22/98                $5,503        $14,259     $5,767
12/23/98                $5,680        $14,555     $5,953
12/24/98                $5,696        $14,528     $5,970
12/28/98                $5,591        $14,519     $5,859
12/29/98                $5,826        $14,712     $6,106
12/30/98                $5,708        $14,595     $5,982
12/31/98                $5,806        $14,563     $6,117
1/4/99                  $5,791        $14,550     $6,169
1/5/99                  $5,928        $14,747     $6,284
1/6/99                  $6,066        $15,074     $6,439
1/7/99                  $6,385        $15,043     $6,797
1/8/99                  $6,451        $15,106     $6,868
1/11/99                 $6,624        $14,973     $7,054
1/12/99                 $6,184        $14,685     $6,590
1/13/99                 $6,125        $14,624     $6,546
1/14/99                 $6,050        $14,361     $6,466
1/15/99                 $6,064        $14,729     $6,472
1/19/99                 $5,955        $14,820     $6,363
1/20/99                 $5,988        $14,887     $6,400
1/21/99                 $6,034        $14,633     $6,449
1/22/99                 $5,894        $14,515     $6,301
1/25/99                 $5,807        $14,619     $6,206
1/26/99                 $5,565        $14,836     $5,945
1/27/99                 $5,435        $14,728     $5,805
1/28/99                 $5,475        $14,991     $5,847
1/29/99                 $5,576        $15,160     $5,956
2/1/99                  $5,791        $15,082     $6,188
2/2/99                  $5,806        $14,951     $6,205
2/3/99                  $5,668        $15,070     $6,057
2/4/99                  $5,968        $14,791     $6,378
2/5/99                  $5,959        $14,683     $6,398
2/8/99                  $6,009        $14,735     $6,451
2/9/99                  $5,580        $14,408     $5,991
2/10/99                 $5,591        $14,496     $6,002
2/11/99                 $5,538        $14,857     $5,947
2/12/99                 $5,838        $14,574     $6,272
2/16/99                 $5,603        $14,713     $6,016
2/17/99                 $5,469        $14,501     $5,871
2/18/99                 $5,449        $14,658     $5,853
2/19/99                 $5,485        $14,681     $5,893
2/22/99                 $5,456        $15,071     $5,867
2/23/99                 $5,398        $15,060     $5,804
2/24/99                 $5,344        $14,849     $5,746
2/25/99                 $5,376        $14,750     $5,780
2/26/99                 $5,303        $14,671     $5,702
3/1/99                  $5,316        $14,645     $5,716
3/2/99                  $5,315        $14,519     $5,715
3/3/99                  $5,376        $14,545     $5,776
3/4/99                  $5,460        $14,769     $5,877
3/5/99                  $5,432        $15,111     $5,846
3/8/99                  $5,676        $15,197     $6,112
3/9/99                  $5,680        $15,163     $6,113
3/10/99                 $5,742        $15,245     $6,183
3/11/99                 $5,731        $15,374     $6,172
3/12/99                 $5,541        $15,337     $5,966
3/15/99                 $5,371        $15,487     $5,781
3/16/99                 $5,436        $15,477     $5,853
3/17/99                 $5,468        $15,376     $5,884
3/18/99                 $5,401        $15,597     $5,805
3/19/99                 $5,470        $15,393     $5,882
3/22/99                 $5,476        $15,366     $5,890
3/23/99                 $5,354        $14,953     $5,757
3/24/99                 $5,497        $15,029     $5,913
3/25/99                 $5,429        $15,283     $5,832
3/26/99                 $5,325        $15,198     $5,721
3/29/99                 $5,132        $15,522     $5,510
3/30/99                 $4,955        $15,410     $5,314
3/31/99                 $5,235        $15,240     $5,627
4/1/99                  $5,154        $15,327     $5,534
4/2/99                  $5,154        $15,327     $5,534
4/5/99                  $5,019        $15,652     $5,386
4/6/99                  $5,079        $15,613     $5,464
4/7/99                  $5,069        $15,720     $5,448
4/8/99                  $4,998        $15,922     $5,369
4/9/99                  $5,183        $15,974     $5,577
4/12/99                 $5,357        $16,096     $5,772
4/13/99                 $5,336        $15,992     $5,751
4/14/99                 $5,154        $15,738     $5,549
4/15/99                 $5,534        $15,672     $5,972
4/16/99                 $5,903        $15,626     $6,376
4/19/99                 $6,070        $15,277     $6,562
4/20/99                 $5,874        $15,474     $6,344
4/21/99                 $5,718        $15,829     $6,169
4/22/99                 $5,967        $16,098     $6,441
4/23/99                 $5,895        $16,075     $6,364
4/26/99                 $5,722        $16,113     $6,179
4/27/99                 $6,040        $16,145     $6,531
4/28/99                 $6,309        $16,005     $6,821
4/29/99                 $6,485        $15,909     $7,019
4/30/99                 $6,378        $15,818     $6,913
5/3/99                  $6,590        $16,049     $7,140
5/4/99                  $6,490        $15,780     $7,038
5/5/99                  $6,910        $15,962     $7,497
5/6/99                  $7,170        $15,781     $7,780
5/7/99                  $6,270        $15,935     $6,784
5/10/99                 $5,830        $15,879     $6,340
5/11/99                 $5,970        $16,060     $6,492
5/12/99                 $5,840        $16,160     $6,349
5/13/99                 $5,960        $16,202     $6,464
5/14/99                 $5,960        $15,849     $6,470
5/17/99                 $5,740        $15,869     $6,236
5/18/99                 $5,530        $15,796     $5,998
5/19/99                 $5,660        $15,925     $6,144
5/20/99                 $5,550        $15,861     $6,009
5/21/99                 $5,530        $15,760     $5,994
5/24/99                 $5,430        $15,484     $5,886
5/25/99                 $5,220        $15,217     $5,687
5/26/99                 $5,270        $15,458     $5,730
5/27/99                 $5,350        $15,181     $5,807
5/28/99                 $5,240        $15,423     $5,731
6/1/99                  $5,170        $15,333     $5,643
6/2/99                  $5,270        $15,340     $5,747
6/3/99                  $5,400        $15,396     $5,877
6/4/99                  $5,380        $15,730     $5,845
6/7/99                  $5,360        $15,810     $5,833
6/8/99                  $5,250        $15,607     $5,705
6/9/99                  $5,170        $15,622     $5,631
6/10/99                 $5,340        $15,435     $5,798
6/11/99                 $5,430        $15,326     $5,910
6/14/99                 $5,320        $15,330     $5,800
6/15/99                 $5,310        $15,415     $5,758
6/16/99                 $5,240        $15,762     $5,701
6/17/99                 $5,270        $15,874     $5,746
6/18/99                 $5,340        $15,909     $5,819
6/21/99                 $5,240        $15,982     $5,707
6/22/99                 $5,120        $15,826     $5,602
6/23/99                 $5,390        $15,793     $5,906
6/24/99                 $5,310        $15,588     $5,836
6/25/99                 $5,430        $15,583     $5,950
6/28/99                 $5,440        $15,773     $6,003
6/29/99                 $5,570        $16,011     $6,140
6/30/99                 $5,740        $16,262     $6,302
7/1/99                  $5,710        $16,361     $6,290
7/2/99                  $5,730        $16,482     $6,315
7/6/99                  $5,390        $16,445     $5,927
7/7/99                  $5,360        $16,537     $5,920
7/8/99                  $5,250        $16,520     $5,826
7/9/99                  $5,320        $16,625     $5,900
7/12/99                 $5,210        $16,575     $5,762
7/13/99                 $5,190        $16,510     $5,717
7/14/99                 $5,150        $16,564     $5,666
7/15/99                 $5,060        $16,700     $5,574
7/16/99                 $5,050        $16,809     $5,568
7/19/99                 $4,930        $16,677     $5,446
7/20/99                 $5,020        $16,315     $5,572
7/21/99                 $5,240        $16,341     $5,806
7/22/99                 $5,250        $16,124     $5,847
7/23/99                 $5,190        $16,076     $5,771
7/26/99                 $5,190        $15,967     $5,757
7/27/99                 $5,210        $16,146     $5,777
7/28/99                 $5,240        $16,176     $5,816
7/29/99                 $5,470        $15,887     $6,084
7/30/99                 $5,300        $15,742     $5,919
8/2/99                  $5,190        $15,734     $5,813
8/3/99                  $5,490        $15,664     $6,141
8/4/99                  $5,580        $15,465     $6,258
8/5/99                  $5,550        $15,564     $6,225
8/6/99                  $5,410        $15,405     $6,106
8/9/99                  $5,730        $15,375     $6,453
8/10/99                 $5,590        $15,181     $6,382
8/11/99                 $5,810        $15,424     $6,687
8/12/99                 $5,690        $15,380     $6,545
8/13/99                 $5,650        $15,729     $6,491
8/16/99                 $5,510        $15,766     $6,334
8/17/99                 $5,690        $15,925     $6,569
8/18/99                 $5,370        $15,790     $6,224
8/19/99                 $5,490        $15,681     $6,297
8/20/99                 $5,540        $15,835     $6,356
8/23/99                 $5,630        $16,115     $6,425
8/24/99                 $5,440        $16,154     $6,224
8/25/99                 $5,360        $16,370     $6,122
8/26/99                 $5,550        $16,136     $6,323
8/27/99                 $5,510        $15,973     $6,298
8/30/99                 $5,330        $15,686     $6,143
8/31/99                 $5,510        $15,643     $6,340
9/1/99                  $5,460        $15,769     $6,286
9/2/99                  $5,520        $15,628     $6,362
9/3/99                  $5,340        $16,080     $6,193
9/7/99                  $5,440        $15,999     $6,320
9/8/99                  $5,360        $15,924     $6,252
9/9/99                  $5,488        $15,966     $6,392
9/10/99                 $5,375        $16,013     $6,273
9/13/99                 $5,282        $15,924     $6,185
9/14/99                 $5,282        $15,831     $6,193
9/15/99                 $5,200        $15,614     $6,070
9/16/99                 $5,230        $15,620     $6,085
9/17/99                 $5,200        $15,821     $6,006
9/20/99                 $5,241        $15,822     $6,049
9/21/99                 $5,592        $15,491     $6,449
9/22/99                 $5,633        $15,526     $6,529
9/23/99                 $5,653        $15,174     $6,525
9/24/99                 $5,757        $15,133     $6,728
9/27/99                 $6,964        $15,204     $8,146
9/28/99                 $6,933        $15,191     $8,114
9/29/99                 $6,592        $15,027     $7,744
9/30/99                 $6,499        $15,197     $7,557
10/1/99                 $6,737        $15,198     $7,806
10/4/99                 $7,232        $15,456     $8,362
10/5/99                 $6,819        $15,417     $7,966
10/6/99                 $6,664        $15,702     $7,764
10/7/99                 $6,458        $15,610     $7,535
10/8/99                 $6,211        $15,828     $7,258
10/11/99                $6,510        $15,819     $7,548
10/12/99                $6,241        $15,556     $7,250
10/13/99                $6,613        $15,230     $7,627
10/14/99                $6,283        $15,205     $7,249
10/15/99                $6,314        $14,778     $7,288
10/18/99                $6,138        $14,858     $7,139
10/19/99                $5,922        $14,943     $6,898
10/20/99                $5,922        $15,276     $6,884
10/21/99                $6,087        $15,207     $7,004
10/22/99                $5,942        $15,421     $6,811
10/25/99                $5,911        $15,326     $6,789
10/26/99                $5,530        $15,187     $6,375
10/27/99                $5,653        $15,362     $6,537
10/28/99                $5,581        $15,904     $6,532
10/29/99                $5,550        $16,147     $6,548
11/1/99                 $5,354        $16,043     $6,305
11/2/99                 $5,509        $15,967     $6,467
11/3/99                 $5,457        $16,052     $6,427
11/4/99                 $5,426        $16,143     $6,419
11/5/99                 $5,272        $16,233     $6,289
11/8/99                 $5,416        $16,314     $6,427
11/9/99                 $5,561        $16,175     $6,545
11/10/99                $5,911        $16,272     $6,893
11/11/99                $5,653        $16,366     $6,626
11/12/99                $5,612        $16,539     $6,585
11/15/99                $5,726        $16,520     $6,692
11/16/99                $5,622        $16,823     $6,585
11/17/99                $5,468        $16,713     $6,433
11/18/99                $5,488        $16,882     $6,437
11/19/99                $5,468        $16,847     $6,397
11/22/99                $5,323        $16,834     $6,212
11/23/99                $5,684        $16,641     $6,604
11/24/99                $5,901        $16,788     $6,831
11/26/99                $5,880        $16,783     $6,788
11/29/99                $5,478        $16,679     $6,332
11/30/99                $5,478        $16,457     $6,312
12/1/99                 $5,416        $16,559     $6,233
12/2/99                 $5,303        $16,693     $6,102
12/3/99                 $5,282        $16,981     $6,100
12/6/99                 $5,210        $16,863     $6,006
12/7/99                 $5,488        $16,695     $6,291
12/8/99                 $5,385        $16,632     $6,173
12/9/99                 $5,220        $16,682     $5,972
12/10/99                $5,230        $16,788     $5,975
12/13/99                $5,375        $16,766     $6,115
12/14/99                $5,169        $16,624     $5,913
12/15/99                $5,385        $16,744     $6,151
12/16/99                $5,488        $16,809     $6,236
12/17/99                $5,561        $16,835     $6,353
12/20/99                $5,416        $16,800     $6,199
12/21/99                $5,530        $16,982     $6,347
12/22/99                $5,447        $17,014     $6,256
12/24/99                $5,447        $17,277     $6,267
12/27/99                $5,581        $17,262     $6,394
12/28/99                $5,571        $17,269     $6,368
12/29/99                $5,674        $17,338     $6,465
12/30/99                $5,571        $17,350     $6,369
12/31/99                $5,602        $17,407     $6,400

---------------------------------------------------------------------------------------------------------
                                                            TOTAL ANNUALIZED INVESTMENT RETURNS FOR THE
                                                                            PERIOD ENDED
                                                           ----------------------------------------------
                                                              FISCAL YEAR
                                                                 ENDED          SINCE INCEPTION (5/29/97)
                                                                12/31/99               TO 12/31/99
---------------------------------------------------------------------------------------------------------
Precious Metals Fund                                                 -3.58%                  -20.04%
XAU Index                                                             4.62%                  -15.82%
S&P 500 Index                                                        19.53%                   23.84%
---------------------------------------------------------------------------------------------------------

FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE S&P 500 INDEX AND THE XAU INDEX ARE UNMANAGED STOCK INDICES AND, UNLIKE THE FUND, HAVE NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE THEIR REPORTED RETURNS. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

U.S. GOVERNMENT BOND FUND

BENCHMARK: 120% OF THE PRICE MOVEMENT OF THE CURRENT LONG TREASURY BOND

The yield on the 30-year Treasury Bond for the year ending December 31, 1999 rose from 5.10% to 6.48%. Unlike the stock market, bonds were unable to assuage investor concerns about rising interest rates, inflation fears, Y2K worries, and a weakened dollar. During the year, the Federal Reserve raised the Fed Funds rate three times. The U.S. Government Bond Fund achieves its benchmark by investing in the 30-year Treasury Bond and by purchasing call options on the Treasury Bond futures contract in order to increase its exposure to 120% of the price movement of the Treasury Bond. The Fund returned -20.45% for the period vs. -20.15% for the 30-year Bond.

        CUMULATIVE FUND PERFORMANCE: AUGUST 18, 1997--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          U.S. GOVERNMENT  PRICE MOVEMENT OF THE  LEHMAN BROTHERS LONG
             BOND FUND     30-YEAR TREASURY BOND      T-BOND INDEX
8/18/97           $10,000                $10,000               $10,000
8/19/97           $10,013                $10,011               $10,018
8/20/97            $9,988                 $9,990                $9,991
8/21/97            $9,891                 $9,904                $9,928
8/22/97            $9,801                 $9,810                $9,861
8/25/97            $9,804                 $9,812                $9,863
8/26/97            $9,824                 $9,831                $9,876
8/27/97            $9,827                 $9,833                $9,885
8/28/97            $9,934                 $9,939                $9,966
8/29/97            $9,881                 $9,898                $9,932
9/2/97             $9,930                 $9,936                $9,975
9/3/97             $9,902                 $9,911                $9,956
9/4/97             $9,889                 $9,895                $9,956
9/5/97             $9,831                 $9,845                $9,921
9/8/97             $9,877                 $9,890                $9,952
9/9/97             $9,865                 $9,877                $9,945
9/10/97            $9,824                 $9,834                $9,923
9/11/97            $9,790                 $9,799                $9,896
9/12/97            $9,913                 $9,920                $9,990
9/15/97            $9,924                 $9,930               $10,009
9/16/97           $10,177                $10,156               $10,189
9/17/97           $10,210                $10,188               $10,218
9/18/97           $10,204                $10,180               $10,215
9/19/97           $10,235                $10,207               $10,231
9/22/97           $10,271                $10,233               $10,267
9/23/97           $10,217                $10,185               $10,230
9/24/97           $10,317                $10,274               $10,291
9/25/97           $10,189                $10,163               $10,216
9/26/97           $10,255                $10,220               $10,251
9/29/97           $10,234                $10,198               $10,241
9/30/97           $10,180                $10,147               $10,213
10/1/97           $10,327                $10,274               $10,305
10/2/97           $10,353                $10,290               $10,343
10/3/97           $10,359                $10,293               $10,335
10/6/97           $10,426                $10,347               $10,390
10/7/97           $10,468                $10,389               $10,423
10/8/97           $10,262                $10,207               $10,284
10/9/97           $10,247                $10,194               $10,274
10/10/97          $10,156                $10,118               $10,212
10/13/97          $10,156                $10,115               $10,212
10/14/97          $10,275                $10,223               $10,294
10/15/97          $10,222                $10,174               $10,263
10/16/97          $10,222                $10,172               $10,263
10/17/97          $10,145                $10,108               $10,206
10/20/97          $10,180                $10,142               $10,230
10/21/97          $10,186                $10,147               $10,234
10/22/97          $10,200                $10,156               $10,247
10/23/97          $10,341                $10,276               $10,342
10/24/97          $10,397                $10,316               $10,368
10/27/97          $10,478                $10,392               $10,468
10/28/97          $10,387                $10,309               $10,398
10/29/97          $10,512                $10,424               $10,479
10/30/97          $10,590                $10,493               $10,537
10/31/97          $10,629                $10,520               $10,555
11/3/97           $10,528                $10,427               $10,493
11/4/97           $10,472                $10,379               $10,453
11/5/97           $10,479                $10,384               $10,463
11/6/97           $10,567                $10,459               $10,528
11/7/97           $10,576                $10,469               $10,535
11/10/97          $10,563                $10,453               $10,536
11/11/97          $10,563                $10,497               $10,536
11/12/97          $10,605                $10,491               $10,558
11/13/97          $10,625                $10,507               $10,580
11/14/97          $10,659                $10,536               $10,594
11/17/97          $10,689                $10,556               $10,617
11/18/97          $10,691                $10,555               $10,623
11/19/97          $10,766                $10,618               $10,675
11/20/97          $10,728                $10,574               $10,660
11/21/97          $10,766                $10,596               $10,674
11/24/97          $10,686                $10,530               $10,634
11/25/97          $10,725                $10,558               $10,660
11/26/97          $10,735                $10,596               $10,665
11/28/97          $10,752                $10,579               $10,694
12/1/97           $10,766                $10,594               $10,702
12/2/97           $10,770                $10,592               $10,711
12/3/97           $10,792                $10,609               $10,732
12/4/97           $10,767                $10,586               $10,709
12/5/97           $10,699                $10,524               $10,653
12/8/97           $10,600                $10,439               $10,596
12/9/97           $10,611                $10,445               $10,605
12/10/97          $10,677                $10,507               $10,645
12/11/97          $10,804                $10,617               $10,730
12/12/97          $10,945                $10,738               $10,824
12/15/97          $10,887                $10,687               $10,786
12/16/97          $10,910                $10,705               $10,804
12/17/97          $10,860                $10,663               $10,768
12/18/97          $10,940                $10,730               $10,821
12/19/97          $11,018                $10,784               $10,865
12/22/97          $11,041                $10,806               $10,888
12/23/97          $11,042                $10,808               $10,891
12/24/97          $11,022                $10,787               $10,883
12/26/97          $11,023                $10,782               $10,880
12/29/97          $10,998                $10,766               $10,869
12/30/97          $10,898                $10,676               $10,812
12/31/97          $10,984                $10,749               $10,867
1/2/98            $11,126                $10,867               $10,964
1/5/98            $11,331                $11,040               $11,112
1/6/98            $11,353                $11,061               $11,118
1/7/98            $11,234                $10,958               $11,043
1/8/98            $11,312                $11,019               $11,105
1/9/98            $11,409                $11,091               $11,177
1/12/98           $11,425                $11,106               $11,190
1/13/98           $11,396                $11,079               $11,184
1/14/98           $11,346                $11,037               $11,145
1/15/98           $11,321                $11,014               $11,140
1/16/98           $11,233                $10,944               $11,073
1/20/98           $11,180                $10,893               $11,044
1/21/98           $11,231                $10,939               $11,071
1/22/98           $11,148                $10,862               $11,028
1/23/98           $10,923                $10,681               $10,873
1/26/98           $11,073                $10,805               $10,970
1/27/98           $10,974                $10,720               $10,907
1/28/98           $10,989                $10,730               $10,920
1/29/98           $11,165                $10,875               $11,036
1/30/98           $11,223                $10,922               $11,091
2/2/98            $11,129                $10,841               $11,029
2/3/98            $11,138                $10,847               $11,034
2/4/98            $11,133                $10,847               $11,024
2/5/98            $11,022                $10,752               $10,967
2/6/98            $11,042                $10,769               $10,972
2/9/98            $10,985                $10,718               $10,943
2/10/98           $11,024                $10,752               $10,965
2/11/98           $11,152                $10,857               $11,051
2/12/98           $11,113                $10,824               $11,043
2/13/98           $11,173                $10,872               $11,076
2/17/98           $11,260                $10,944               $11,139
2/18/98           $11,183                $10,877               $11,095
2/19/98           $11,168                $10,867               $11,088
2/20/98           $11,136                $10,839               $11,068
2/23/98           $11,062                $10,779               $11,025
2/24/98           $10,947                $10,687               $10,943
2/25/98           $11,036                $10,759               $11,002
2/26/98           $10,987                $10,717               $10,977
2/27/98           $11,035                $10,761               $11,008
3/2/98            $10,863                $10,604               $10,941
3/3/98            $10,792                $10,543               $10,849
3/4/98            $10,832                $10,581               $10,867
3/5/98            $10,780                $10,537               $10,843
3/6/98            $10,865                $10,609               $10,896
3/9/98            $10,964                $10,690               $10,965
3/10/98           $10,963                $10,687               $10,976
3/11/98           $11,030                $10,746               $11,016
3/12/98           $11,144                $10,839               $11,093
3/13/98           $11,103                $10,800               $11,074
3/16/98           $11,175                $10,864               $11,121
3/17/98           $11,111                $10,805               $11,086
3/18/98           $11,084                $10,782               $11,066
3/19/98           $11,082                $10,779               $11,060
3/20/98           $11,124                $10,815               $11,084
3/23/98           $11,132                $10,815               $11,095
3/24/98           $11,136                $10,821               $11,099
3/25/98           $11,032                $10,733               $11,039
3/26/98           $10,997                $10,710               $11,015
3/27/98           $10,990                $10,703               $11,003
3/30/98           $10,954                $10,671               $10,980
3/31/98           $11,024                $10,733               $11,032
4/1/98            $11,094                $10,792               $11,091
4/2/98            $11,189                $10,870               $11,156
4/3/98            $11,322                $10,975               $11,240
4/6/98            $11,243                $10,903               $11,190
4/7/98            $11,214                $10,873               $11,172
4/8/98            $11,111                $10,787               $11,103
4/9/98            $11,147                $10,819               $11,121
4/13/98           $11,045                $10,739               $11,059
4/14/98           $11,094                $10,785               $11,099
4/15/98           $11,133                $10,813               $11,127
4/16/98           $11,157                $10,834               $11,140
4/17/98           $11,142                $10,818               $11,140
4/20/98           $11,072                $10,759               $11,096
4/21/98           $11,009                $10,707               $11,054
4/22/98           $11,006                $10,705               $11,050
4/23/98           $10,976                $10,679               $11,039
4/24/98           $11,036                $10,728               $11,070
4/27/98           $10,815                $10,542               $10,930
4/28/98           $10,815                $10,543               $10,926
4/29/98           $10,804                $10,532               $10,924
4/30/98           $11,027                $10,715               $11,067
5/1/98            $11,054                $10,736               $11,088
5/4/98            $11,045                $10,726               $11,094
5/5/98            $10,997                $10,685               $11,058
5/6/98            $11,048                $10,728               $11,094
5/7/98            $11,041                $10,718               $11,092
5/8/98            $10,998                $10,682               $11,060
5/11/98           $10,873                $10,576               $10,992
5/12/98           $11,025                $10,707               $11,085
5/13/98           $11,048                $10,725               $11,102
5/14/98           $10,991                $10,676               $11,068
5/15/98           $11,011                $10,695               $11,076
5/18/98           $11,097                $10,766               $11,135
5/19/98           $11,071                $10,743               $11,122
5/20/98           $11,146                $10,805               $11,174
5/21/98           $11,079                $10,748               $11,132
5/22/98           $11,126                $10,788               $11,155
5/26/98           $11,219                $10,867               $11,218
5/27/98           $11,257                $10,901               $11,251
5/28/98           $11,245                $10,890               $11,241
5/29/98           $11,293                $10,934               $11,278
6/1/98            $11,341                $10,975               $11,318
6/2/98            $11,309                $10,949               $11,297
6/3/98            $11,299                $10,937               $11,296
6/4/98            $11,275                $10,919               $11,273
6/5/98            $11,322                $10,955               $11,302
6/8/98            $11,322                $10,952               $11,316
6/9/98            $11,317                $10,945               $11,317
6/10/98           $11,488                $11,091               $11,418
6/11/98           $11,589                $11,174               $11,499
6/12/98           $11,585                $11,168               $11,499
6/15/98           $11,678                $11,246               $11,557
6/16/98           $11,578                $11,164               $11,497
6/17/98           $11,405                $11,022               $11,379
6/18/98           $11,496                $11,101               $11,431
6/19/98           $11,531                $11,125               $11,459
6/22/98           $11,563                $11,156               $11,481
6/23/98           $11,598                $11,181               $11,509
6/24/98           $11,573                $11,161               $11,494
6/25/98           $11,574                $11,163               $11,501
6/26/98           $11,609                $11,184               $11,521
6/29/98           $11,588                $11,177               $11,521
6/30/98           $11,628                $11,210               $11,548
7/1/98            $11,620                $11,204               $11,546
7/2/98            $11,676                $11,249               $11,584
7/6/98            $11,716                $11,282               $11,619
7/7/98            $11,668                $11,253               $11,592
7/8/98            $11,621                $11,218               $11,559
7/9/98            $11,664                $11,241               $11,585
7/10/98           $11,641                $11,218               $11,565
7/13/98           $11,524                $11,122               $11,502
7/14/98           $11,459                $11,065               $11,459
7/15/98           $11,475                $11,079               $11,475
7/16/98           $11,440                $11,053               $11,448
7/17/98           $11,407                $11,019               $11,420
7/20/98           $11,476                $11,074               $11,470
7/21/98           $11,553                $11,135               $11,523
7/22/98           $11,528                $11,115               $11,516
7/23/98           $11,562                $11,155               $11,544
7/24/98           $11,531                $11,114               $11,527
7/27/98           $11,524                $11,091               $11,508
7/28/98           $11,431                $11,030               $11,471
7/29/98           $11,387                $10,985               $11,436
7/30/98           $11,455                $11,043               $11,477
7/31/98           $11,466                $11,053               $11,496
8/3/98            $11,585                $11,155               $11,572
8/4/98            $11,615                $11,177               $11,595
8/5/98            $11,591                $11,151               $11,599
8/6/98            $11,560                $11,130               $11,579
8/7/98            $11,657                $11,210               $11,637
8/10/98           $11,662                $11,213               $11,641
8/11/98           $11,720                $11,259               $11,686
8/12/98           $11,684                $11,228               $11,660
8/13/98           $11,630                $11,186               $11,624
8/14/98           $11,713                $11,249               $11,686
8/17/98           $11,694                $11,239               $11,676
8/18/98           $11,679                $11,223               $11,668
8/19/98           $11,667                $11,214               $11,661
8/20/98           $11,755                $11,301               $11,716
8/21/98           $11,839                $11,387               $11,806
8/24/98           $11,816                $11,361               $11,778
8/25/98           $11,896                $11,440               $11,833
8/26/98           $11,906                $11,451               $11,848
8/27/98           $11,999                $11,522               $11,915
8/28/98           $12,033                $11,564               $11,914
8/31/98           $12,147                $11,660               $12,011
9/1/98            $12,084                $11,605               $11,976
9/2/98            $12,077                $11,585               $11,947
9/3/98            $12,132                $11,656               $12,018
9/4/98            $12,214                $11,706               $12,029
9/8/98            $12,086                $11,580               $11,985
9/9/98            $12,234                $11,704               $12,078
9/10/98           $12,430                $11,865               $12,239
9/11/98           $12,323                $11,778               $12,172
9/14/98           $12,299                $11,775               $12,136
9/15/98           $12,249                $11,741               $12,113
9/16/98           $12,335                $11,805               $12,130
9/17/98           $12,390                $11,865               $12,213
9/18/98           $12,461                $11,929               $12,236
9/21/98           $12,432                $11,968               $12,217
9/22/98           $12,444                $11,904               $12,190
9/23/98           $12,440                $11,890               $12,239
9/24/98           $12,501                $11,927               $12,257
9/25/98           $12,507                $11,966               $12,276
9/28/98           $12,462                $11,916               $12,235
9/29/98           $12,551                $12,010               $12,260
9/30/98           $12,800                $12,238               $12,466
10/1/98           $12,983                $12,410               $12,587
10/2/98           $13,081                $12,482               $12,648
10/5/98           $13,369                $12,755               $12,771
10/6/98           $13,282                $12,680               $12,734
10/7/98           $13,100                $12,521               $12,587
10/8/98           $12,667                $12,210               $12,336
10/9/98           $12,295                $11,975               $12,102
10/12/98          $12,295                $11,883               $12,102
10/13/98          $12,342                $12,001               $12,103
10/14/98          $12,590                $12,205               $12,026
10/15/98          $12,495                $12,166               $12,224
10/16/98          $12,695                $12,266               $12,337
10/19/98          $12,633                $12,222               $12,335
10/20/98          $12,467                $12,091               $12,227
10/21/98          $12,435                $12,070               $12,207
10/22/98          $12,337                $11,960               $12,172
10/23/98          $12,258                $11,884               $12,108
10/26/98          $12,399                $11,959               $12,178
10/27/98          $12,529                $12,042               $12,332
10/28/98          $12,485                $11,960               $12,315
10/29/98          $12,557                $12,026               $12,354
10/30/98          $12,419                $11,911               $12,257
11/2/98           $12,218                $11,769               $12,133
11/3/98           $12,258                $11,801               $12,134
11/4/98           $12,046                $11,603               $12,008
11/5/98           $12,039                $11,584               $12,027
11/6/98           $11,866                $11,440               $11,937
11/9/98           $12,059                $11,593               $12,057
11/10/98          $12,082                $11,593               $12,127
11/12/98          $12,166                $11,662               $12,163
11/13/98          $12,144                $11,635               $12,152
11/16/98          $12,119                $11,623               $12,137
11/17/98          $12,050                $11,571               $12,123
11/18/98          $12,183                $11,662               $12,151
11/19/98          $12,182                $11,655               $12,173
11/20/98          $12,250                $11,704               $12,193
11/23/98          $12,161                $11,646               $12,145
11/24/98          $12,210                $11,702               $12,169
11/25/98          $12,297                $11,764               $12,207
11/27/98          $12,345                $11,804               $12,227
11/30/98          $12,537                $11,963               $12,351
12/1/98           $12,566                $12,004               $12,389
12/2/98           $12,622                $12,057               $12,450
12/3/98           $12,633                $12,081               $12,444
12/4/98           $12,603                $12,021               $12,380
12/7/98           $12,495                $12,021               $12,345
12/8/98           $12,625                $12,114               $12,441
12/9/98           $12,704                $12,174               $12,494
12/10/98          $12,716                $12,190               $12,493
12/11/98          $12,568                $12,068               $12,412
12/14/98          $12,638                $12,125               $12,450
12/15/98          $12,524                $12,035               $12,380
12/16/98          $12,542                $12,077               $12,418
12/17/98          $12,592                $12,088               $12,436
12/18/98          $12,553                $12,066               $12,435
12/21/98          $12,451                $11,979               $12,357
12/22/98          $12,314                $11,870               $12,264
12/23/98          $12,162                $11,742               $12,168
12/24/98          $12,124                $11,710               $12,129
12/28/98          $12,236                $11,801               $12,215
12/29/98          $12,339                $11,886               $12,288
12/30/98          $12,384                $11,924               $12,340
12/31/98          $12,403                $11,946               $12,333
1/4/99            $12,273                $11,817               $12,280
1/5/99            $12,146                $11,710               $12,226
1/6/99            $12,257                $11,777               $12,282
1/7/99            $12,116                $11,686               $12,248
1/8/99            $11,973                $11,633               $12,132
1/11/99           $11,914                $11,588               $12,082
1/12/99           $12,021                $11,695               $12,150
1/13/99           $12,151                $11,828               $12,248
1/14/99           $12,334                $11,930               $12,375
1/15/99           $12,222                $11,895               $12,334
1/19/99           $12,213                $11,843               $12,279
1/20/99           $12,134                $11,784               $12,229
1/21/99           $12,217                $11,833               $12,308
1/22/99           $12,349                $11,928               $12,395
1/25/99           $12,290                $11,888               $12,379
1/26/99           $12,269                $11,861               $12,368
1/27/99           $12,265                $11,855               $12,370
1/28/99           $12,320                $11,895               $12,405
1/29/99           $12,364                $11,932               $12,447
2/1/99            $12,151                $11,757               $12,325
2/2/99            $12,081                $11,659               $12,235
2/3/99            $12,006                $11,633               $12,203
2/4/99            $11,897                $11,553               $12,143
2/5/99            $11,836                $11,495               $12,087
2/8/99            $11,811                $11,464               $12,104
2/9/99            $11,880                $11,517               $12,146
2/10/99           $11,844                $11,486               $12,151
2/11/99           $11,843                $11,482               $12,144
2/12/99           $11,542                $11,233               $11,947
2/16/99           $11,662                $11,327               $12,018
2/17/99           $11,744                $11,393               $12,075
2/18/99           $11,656                $11,313               $12,026
2/19/99           $11,642                $11,290               $11,997
2/22/99           $11,703                $11,340               $12,053
2/23/99           $11,592                $11,218               $11,984
2/24/99           $11,381                $11,085               $11,883
2/25/99           $11,208                $10,921               $11,755
2/26/99           $11,289                $10,986               $11,831
3/1/99            $11,116                $10,829               $11,704
3/2/99            $11,198                $10,894               $11,778
3/3/99            $11,088                $10,800               $11,723
3/4/99            $11,059                $10,784               $11,691
3/5/99            $11,195                $10,908               $11,770
3/8/99            $11,236                $10,835               $11,789
3/9/99            $11,342                $11,034               $11,878
3/10/99           $11,303                $11,002               $11,860
3/11/99           $11,298                $10,982               $11,843
3/12/99           $11,363                $11,036               $11,888
3/15/99           $11,422                $11,077               $11,932
3/16/99           $11,488                $11,137               $11,988
3/17/99           $11,421                $11,085               $11,957
3/18/99           $11,446                $11,108               $11,963
3/19/99           $11,352                $11,023               $11,922
3/22/99           $11,296                $10,977               $11,847
3/23/99           $11,309                $10,989               $11,854
3/24/99           $11,357                $11,036               $11,899
3/25/99           $11,263                $10,946               $11,853
3/26/99           $11,243                $10,923               $11,824
3/29/99           $11,169                $10,858               $11,769
3/30/99           $11,292                $10,957               $11,855
3/31/99           $11,210                $10,887               $11,804
4/1/99            $11,116                $10,802               $11,757
4/2/99            $11,116                $10,926               $11,799
4/5/99            $11,279                $10,933               $11,858
4/6/99            $11,414                $11,052               $11,965
4/7/99            $11,416                $11,074               $11,961
4/8/99            $11,585                $11,192               $12,087
4/9/99            $11,548                $11,165               $12,053
4/12/99           $11,561                $11,171               $12,070
4/13/99           $11,464                $11,085               $12,027
4/14/99           $11,448                $11,072               $12,006
4/15/99           $11,404                $11,045               $11,986
4/16/99           $11,327                $10,975               $11,928
4/19/99           $11,389                $11,018               $11,971
4/20/99           $11,442                $11,077               $12,013
4/21/99           $11,437                $11,077               $12,003
4/22/99           $11,261                $10,917               $11,887
4/23/99           $11,275                $10,926               $11,906
4/26/99           $11,334                $10,973               $11,937
4/27/99           $11,383                $11,011               $11,968
4/28/99           $11,325                $10,957               $11,942
4/29/99           $11,432                $11,043               $12,020
4/30/99           $11,137                $10,797               $11,834
5/3/99            $11,171                $10,829               $11,841
5/4/99            $11,069                $10,746               $11,772
5/5/99            $11,089                $10,757               $11,801
5/6/99            $10,930                $10,626               $11,675
5/7/99            $10,896                $10,588               $11,645
5/10/99           $10,954                $10,639               $11,690
5/11/99           $10,841                $10,545               $11,625
5/12/99           $10,880                $10,574               $11,651
5/13/99           $11,042                $10,703               $11,790
5/14/99           $10,734                $10,444               $11,583
5/17/99           $10,745                $10,461               $11,573
5/18/99           $10,765                $10,477               $11,603
5/19/99           $10,908                $10,613               $11,689
5/20/99           $10,881                $10,588               $11,661
5/21/99           $10,969                $10,660               $11,726
5/24/99           $10,990                $10,675               $11,720
5/25/99           $11,000                $10,684               $11,724
5/26/99           $10,916                $10,613               $11,673
5/27/99           $10,842                $10,552               $11,604
5/28/99           $10,856                $10,556               $11,607
6/1/99            $10,687                $10,421               $11,493
6/2/99            $10,688                $10,410               $11,512
6/3/99            $10,680                $10,401               $11,519
6/4/99            $10,646                $10,367               $11,500
6/7/99            $10,647                $10,358               $11,511
6/8/99            $10,600                $10,327               $11,482
6/9/99            $10,573                $10,300               $11,437
6/10/99           $10,499                $10,243               $11,399
6/11/99           $10,360                $10,117               $11,284
6/14/99           $10,427                $10,173               $11,326
6/15/99           $10,419                $10,166               $11,340
6/16/99           $10,468                $10,212               $11,358
6/17/99           $10,678                $10,381               $11,521
6/18/99           $10,643                $10,358               $11,478
6/21/99           $10,540                $10,266               $11,413
6/22/99           $10,494                $10,229               $11,374
6/23/99           $10,391                $10,137               $11,305
6/24/99           $10,325                $10,081               $11,259
6/25/99           $10,357                $10,103               $11,277
6/28/99           $10,454                $10,178               $11,356
6/29/99           $10,512                $10,229               $11,408
6/30/99           $10,637                $10,335               $11,518
7/1/99            $10,590                $10,299               $11,490
7/2/99            $10,614                $10,302               $11,501
7/6/99            $10,549                $10,250               $11,496
7/7/99            $10,522                $10,223               $11,447
7/8/99            $10,627                $10,313               $11,532
7/9/99            $10,621                $10,313               $11,536
7/12/99           $10,793                $10,459               $11,654
7/13/99           $10,804                $10,466               $11,684
7/14/99           $10,757                $10,444               $11,657
7/15/99           $10,767                $10,452               $11,663
7/16/99           $10,817                $10,480               $11,690
7/19/99           $10,818                $10,477               $11,715
7/20/99           $10,829                $10,486               $11,703
7/21/99           $10,811                $10,468               $11,684
7/22/99           $10,689                $10,372               $11,583
7/23/99           $10,598                $10,290               $11,532
7/26/99           $10,580                $10,268               $11,507
7/27/99           $10,620                $10,300               $11,560
7/28/99           $10,621                $10,308               $11,558
7/29/99           $10,527                $10,221               $11,497
7/30/99           $10,464                $10,160               $11,472
8/2/99            $10,455                $10,149               $11,450
8/3/99            $10,390                $10,088               $11,420
8/4/99            $10,458                $10,149               $11,441
8/5/99            $10,554                $10,243               $11,495
8/6/99            $10,387                $10,095               $11,383
8/9/99            $10,283                 $9,997               $11,282
8/10/99           $10,255                 $9,971               $11,280
8/11/99           $10,304                $10,006               $11,296
8/12/99           $10,239                 $9,944               $11,293
8/13/99           $10,357                $10,038               $11,378
8/16/99           $10,348                $10,035               $11,395
8/17/99           $10,464                $10,135               $11,464
8/18/99           $10,485                $10,183               $11,495
8/19/99           $10,457                $10,149               $11,484
8/20/99           $10,499                $10,196               $11,498
8/23/99           $10,510                $10,216               $11,506
8/24/99           $10,578                $10,243               $11,533
8/25/99           $10,723                $10,377               $11,632
8/26/99           $10,705                $10,352               $11,630
8/27/99           $10,546                $10,227               $11,540
8/30/99           $10,394                $10,090               $11,460
8/31/99           $10,376                $10,082               $11,408
9/1/99            $10,349                $10,058               $11,423
9/2/99            $10,264                 $9,988               $11,339
9/3/99            $10,451                $10,152               $11,447
9/7/99            $10,356                $10,074               $11,412
9/8/99            $10,386                $10,090               $11,426
9/9/99            $10,331                $10,046               $11,386
9/10/99           $10,440                $10,146               $11,466
9/13/99           $10,393                $10,096               $11,430
9/14/99           $10,308                $10,027               $11,362
9/15/99           $10,319                $10,032               $11,379
9/16/99           $10,368                $10,074               $11,389
9/17/99           $10,430                $10,108               $11,459
9/20/99           $10,383                $10,077               $11,450
9/21/99           $10,355                $10,043               $11,427
9/22/99           $10,366                $10,055               $11,439
9/23/99           $10,463                $10,177               $11,511
9/24/99           $10,611                $10,252               $11,605
9/27/99           $10,497                $10,157               $11,545
9/28/99           $10,411                $10,094               $11,502
9/29/99           $10,307                $10,010               $11,420
9/30/99           $10,423                $10,100               $11,500
10/1/99           $10,282                 $9,974               $11,379
10/4/99           $10,360                $10,049               $11,441
10/5/99           $10,236                 $9,943               $11,358
10/6/99           $10,238                 $9,933               $11,367
10/7/99           $10,219                 $9,918               $11,355
10/8/99           $10,223                 $9,916               $11,365
10/11/99          $10,223                 $9,902               $11,365
10/12/99          $10,177                 $9,872               $11,328
10/13/99          $10,082                 $9,792               $11,291
10/14/99          $10,035                 $9,730               $11,226
10/15/99          $10,125                 $9,817               $11,306
10/18/99          $10,069                 $9,777               $11,276
10/19/99          $10,003                 $9,713               $11,215
10/20/99          $10,004                 $9,713               $11,224
10/21/99           $9,986                 $9,694               $11,214
10/22/99           $9,989                 $9,703               $11,209
10/25/99           $9,990                 $9,705               $11,214
10/26/99           $9,963                 $9,675               $11,202
10/27/99          $10,041                 $9,739               $11,264
10/28/99          $10,168                 $9,833               $11,355
10/29/99          $10,325                 $9,968               $11,491
11/1/99           $10,268                 $9,925               $11,473
11/2/99           $10,347                 $9,989               $11,512
11/3/99           $10,348                 $9,989               $11,531
11/4/99           $10,426                $10,050               $11,582
11/5/99           $10,516                $10,126               $11,631
11/8/99           $10,478                $10,097               $11,619
11/9/99           $10,470                $10,080               $11,619
11/10/99          $10,432                $10,046               $11,594
11/11/99          $10,432                $10,049               $11,594
11/12/99          $10,541                $10,143               $11,674
11/15/99          $10,533                $10,136               $11,687
11/16/99          $10,495                $10,100               $11,669
11/17/99          $10,370                 $9,993               $11,730
11/18/99          $10,314                 $9,943               $11,554
11/19/99          $10,326                 $9,953               $11,565
11/22/99          $10,279                 $9,913               $11,545
11/23/99          $10,280                 $9,914               $11,543
11/24/99          $10,263                 $9,897               $11,527
11/26/99          $10,217                 $9,858               $11,499
11/29/99          $10,093                 $9,760               $11,408
11/30/99          $10,142                 $9,794               $11,417
12/1/99           $10,114                 $9,780               $11,406
12/2/99           $10,076                 $9,746               $11,383
12/3/99           $10,186                 $9,825               $11,462
12/6/99           $10,206                 $9,842               $11,493
12/7/99           $10,275                 $9,897               $11,544
12/8/99           $10,228                 $9,863               $11,519
12/9/99           $10,258                 $9,882               $11,533
12/10/99          $10,348                 $9,957               $11,612
12/13/99          $10,310                 $9,908               $11,594
12/14/99          $10,127                 $9,766               $11,457
12/15/99          $10,080                 $9,720               $11,411
12/16/99           $9,984                 $9,655               $11,345
12/17/99           $9,997                 $9,666               $11,337
12/20/99           $9,920                 $9,592               $11,268
12/21/99           $9,902                 $9,578               $11,259
12/22/99           $9,893                 $9,566               $11,244
12/27/99           $9,895                 $9,570               $11,274
12/28/99           $9,867                 $9,544               $11,260
12/29/99           $9,916                 $9,583               $11,299
12/30/99           $9,937                 $9,606               $11,315
12/31/99           $9,869                 $9,539               $11,260

--------------------------------------------------------------------------------------------------------
                                                             TOTAL ANNUALIZED INVESTMENT RETURNS FOR THE
                                                                            PERIOD ENDED
                                                             -------------------------------------------
                                                                 FISCAL YEAR        SINCE INCEPTION OF
                                                                    ENDED          CONTINUOUS OPERATIONS
                                                                  12-31-99          8-18-97 TO 12-31-99
--------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                                              -20.45%                 -0.53%
Price movement of the 30-year Treasury Bond                            -20.15%                 -5.48%
Lehman Brothers Long T-Bond Index                                       -8.70%                  5.14%
--------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON AUGUST 18, 1997. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 29, 1997 TO JUNE 5, 1997 1.50%; JUNE 24, 1997 TO JULY 14, 1997 2.20%; AND JULY 29, 1997 TO AUGUST 12, 1997 -3.30%. FOR
PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

JUNO FUND

BENCHMARK: INVERSE (OPPOSITE) OF THE PRICE MOVEMENT OF THE CURRENT LONG TREASURY BOND

To achieve its objective, the Juno Fund establishes short positions in U.S Treasury Bond futures contracts and purchases put options on U.S Treasury Bond futures contracts that are traded on the Chicago Board of Trade. The Juno Fund posted a 19.66% total return for the reporting period as compared to the -20.15% return for the 30-year Treasury Bond. The Treasury Bond futures will generally possess a high correlation to the 30-year Treasury Bond. The Fund's return over the entire reporting period differed from its benchmark due to the mathematical effects of negative compounding.

         CUMULATIVE FUND PERFORMANCE: MARCH 3, 1998--DECEMBER 31, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          JUNO FUND  PRICE MOVEMENT OF THE  LEHMAN BROTHERS LONG
                     30-YEAR TREASURY BOND      T-BOND INDEX
3/3/98      $10,000                $10,000               $10,000
3/4/98       $9,986                $10,036               $10,017
3/5/98      $10,017                 $9,994                $9,995
3/6/98       $9,968                $10,062               $10,044
3/9/98       $9,904                $10,140               $10,107
3/10/98      $9,902                $10,136               $10,117
3/11/98      $9,866                $10,192               $10,155
3/12/98      $9,796                $10,281               $10,225
3/13/98      $9,818                $10,243               $10,207
3/16/98      $9,780                $10,304               $10,251
3/17/98      $9,813                $10,248               $10,219
3/18/98      $9,829                $10,226               $10,200
3/19/98      $9,831                $10,223               $10,195
3/20/98      $9,807                $10,257               $10,217
3/23/98      $9,800                $10,257               $10,227
3/24/98      $9,801                $10,264               $10,230
3/25/98      $9,865                $10,180               $10,175
3/26/98      $9,895                $10,158               $10,153
3/27/98      $9,902                $10,152               $10,142
3/30/98      $9,924                $10,121               $10,121
3/31/98      $9,883                $10,180               $10,169
4/1/98       $9,840                $10,236               $10,223
4/2/98       $9,784                $10,310               $10,283
4/3/98       $9,705                $10,409               $10,361
4/6/98       $9,748                $10,341               $10,315
4/7/98       $9,762                $10,313               $10,298
4/8/98       $9,821                $10,231               $10,235
4/9/98       $9,805                $10,262               $10,251
4/13/98      $9,870                $10,186               $10,194
4/14/98      $9,838                $10,229               $10,231
4/15/98      $9,809                $10,256               $10,257
4/16/98      $9,787                $10,276               $10,269
4/17/98      $9,774                $10,260               $10,268
4/20/98      $9,819                $10,205               $10,228
4/21/98      $9,865                $10,155               $10,190
4/22/98      $9,869                $10,153               $10,186
4/23/98      $9,888                $10,129               $10,175
4/24/98      $9,837                $10,175               $10,204
4/27/98     $10,057                 $9,998               $10,075
4/28/98     $10,065                $10,000               $10,071
4/29/98     $10,073                 $9,989               $10,069
4/30/98      $9,820                $10,163               $10,201
5/1/98       $9,802                $10,183               $10,221
5/4/98       $9,780                $10,174               $10,227
5/5/98       $9,825                $10,135               $10,193
5/6/98       $9,787                $10,175               $10,226
5/7/98       $9,773                $10,166               $10,224
5/8/98       $9,787                $10,132               $10,195
5/11/98      $9,878                $10,031               $10,132
5/12/98      $9,769                $10,155               $10,217
5/13/98      $9,754                $10,172               $10,234
5/14/98      $9,781                $10,126               $10,202
5/15/98      $9,768                $10,144               $10,210
5/18/98      $9,713                $10,211               $10,264
5/19/98      $9,719                $10,189               $10,252
5/20/98      $9,682                $10,248               $10,300
5/21/98      $9,717                $10,194               $10,262
5/22/98      $9,707                $10,233               $10,282
5/26/98      $9,660                $10,307               $10,340
5/27/98      $9,649                $10,340               $10,371
5/28/98      $9,635                $10,329               $10,362
5/29/98      $9,612                $10,371               $10,396
6/1/98       $9,583                $10,409               $10,432
6/2/98       $9,594                $10,384               $10,413
6/3/98       $9,586                $10,374               $10,412
6/4/98       $9,603                $10,357               $10,391
6/5/98       $9,565                $10,391               $10,418
6/8/98       $9,563                $10,388               $10,431
6/9/98       $9,558                $10,381               $10,431
6/10/98      $9,462                $10,519               $10,525
6/11/98      $9,402                $10,598               $10,599
6/12/98      $9,391                $10,592               $10,600
6/15/98      $9,344                $10,667               $10,653
6/16/98      $9,400                $10,589               $10,598
6/17/98      $9,519                $10,454               $10,489
6/18/98      $9,453                $10,529               $10,537
6/19/98      $9,425                $10,552               $10,563
6/22/98      $9,412                $10,581               $10,583
6/23/98      $9,373                $10,605               $10,609
6/24/98      $9,387                $10,586               $10,595
6/25/98      $9,384                $10,588               $10,601
6/26/98      $9,359                $10,608               $10,620
6/29/98      $9,375                $10,602               $10,620
6/30/98      $9,347                $10,633               $10,645
7/1/98       $9,342                $10,626               $10,643
7/2/98       $9,303                $10,670               $10,678
7/6/98       $9,306                $10,701               $10,710
7/7/98       $9,304                $10,673               $10,685
7/8/98       $9,336                $10,640               $10,654
7/9/98       $9,307                $10,662               $10,679
7/10/98      $9,316                $10,640               $10,660
7/13/98      $9,388                $10,549               $10,602
7/14/98      $9,430                $10,495               $10,563
7/15/98      $9,422                $10,509               $10,577
7/16/98      $9,446                $10,484               $10,553
7/17/98      $9,460                $10,451               $10,527
7/20/98      $9,418                $10,504               $10,573
7/21/98      $9,368                $10,561               $10,621
7/22/98      $9,371                $10,543               $10,616
7/23/98      $9,345                $10,580               $10,641
7/24/98      $9,372                $10,541               $10,625
7/27/98      $9,190                $10,519               $10,608
7/28/98      $9,429                $10,462               $10,573
7/29/98      $9,441                $10,419               $10,541
7/30/98      $9,387                $10,474               $10,580
7/31/98      $9,382                $10,484               $10,597
8/3/98       $9,323                $10,580               $10,666
8/4/98       $9,304                $10,602               $10,688
8/5/98       $9,308                $10,577               $10,692
8/6/98       $9,332                $10,557               $10,673
8/7/98       $9,279                $10,633               $10,727
8/10/98      $9,274                $10,636               $10,730
8/11/98      $9,247                $10,679               $10,772
8/12/98      $9,259                $10,650               $10,748
8/13/98      $9,290                $10,609               $10,715
8/14/98      $9,244                $10,670               $10,772
8/17/98      $9,252                $10,660               $10,763
8/18/98      $9,258                $10,645               $10,755
8/19/98      $9,260                $10,636               $10,749
8/20/98      $9,224                $10,718               $10,799
8/21/98      $9,176                $10,801               $10,883
8/24/98      $9,176                $10,775               $10,856
8/25/98      $9,141                $10,851               $10,907
8/26/98      $9,117                $10,861               $10,921
8/27/98      $9,081                $10,928               $10,983
8/28/98      $9,071                $10,968               $10,982
8/31/98      $9,029                $11,059               $11,072
9/1/98       $9,049                $11,007               $11,039
9/2/98       $9,031                $10,989               $11,013
9/3/98       $8,995                $11,056               $11,078
9/4/98       $8,972                $11,103               $11,088
9/8/98       $8,997                $10,984               $11,047
9/9/98       $8,955                $11,101               $11,133
9/10/98      $8,920                $11,254               $11,281
9/11/98      $8,938                $11,171               $11,219
9/14/98      $8,933                $11,168               $11,187
9/15/98      $8,939                $11,136               $11,165
9/16/98      $8,915                $11,197               $11,181
9/17/98      $8,904                $11,254               $11,258
9/18/98      $8,899                $11,314               $11,278
9/21/98      $8,870                $11,351               $11,262
9/22/98      $8,855                $11,291               $11,236
9/23/98      $8,841                $11,277               $11,281
9/24/98      $8,817                $11,312               $11,298
9/25/98      $8,803                $11,349               $11,316
9/28/98      $8,818                $11,302               $11,278
9/29/98      $8,776                $11,391               $11,301
9/30/98      $8,746                $11,608               $11,491
10/1/98      $8,674                $11,770               $11,603
10/2/98      $8,648                $11,839               $11,659
10/5/98      $8,574                $12,097               $11,772
10/6/98      $8,594                $12,027               $11,738
10/7/98      $8,684                $11,876               $11,602
10/8/98      $8,957                $11,581               $11,371
10/9/98      $9,350                $11,358               $11,155
10/12/98     $9,350                $11,270               $11,155
10/13/98     $9,300                $11,383               $11,156
10/14/98     $9,173                $11,576               $11,085
10/15/98     $9,187                $11,539               $11,268
10/16/98     $9,086                $11,634               $11,372
10/19/98     $9,098                $11,593               $11,370
10/20/98     $9,175                $11,468               $11,271
10/21/98     $9,190                $11,448               $11,252
10/22/98     $9,237                $11,344               $11,220
10/23/98     $9,276                $11,272               $11,160
10/26/98     $9,191                $11,343               $11,225
10/27/98     $9,117                $11,421               $11,367
10/28/98     $9,123                $11,344               $11,351
10/29/98     $9,073                $11,406               $11,388
10/30/98     $9,157                $11,297               $11,298
11/2/98      $9,286                $11,163               $11,184
11/3/98      $9,260                $11,193               $11,184
11/4/98      $9,341                $11,005               $11,069
11/5/98      $9,325                $10,987               $11,086
11/6/98      $9,419                $10,851               $11,003
11/9/98      $9,311                $10,995               $11,113
11/10/98     $9,289                $10,995               $11,178
11/12/98     $9,271                $11,061               $11,211
11/13/98     $9,268                $11,036               $11,202
11/16/98     $9,275                $11,024               $11,188
11/17/98     $9,293                $10,975               $11,175
11/18/98     $9,167                $11,061               $11,200
11/19/98     $9,162                $11,055               $11,221
11/20/98     $9,119                $11,101               $11,239
11/23/98     $9,163                $11,046               $11,195
11/24/98     $9,139                $11,099               $11,217
11/25/98     $9,089                $11,158               $11,252
11/27/98     $9,064                $11,196               $11,271
11/30/98     $9,008                $11,346               $11,385
12/1/98      $9,001                $11,386               $11,420
12/2/98      $8,995                $11,436               $11,476
12/3/98      $9,001                $11,458               $11,470
12/4/98      $9,010                $11,402               $11,411
12/7/98      $9,038                $11,402               $11,380
12/8/98      $8,967                $11,490               $11,468
12/9/98      $8,928                $11,547               $11,516
12/10/98     $8,934                $11,562               $11,516
12/11/98     $9,007                $11,446               $11,441
12/14/98     $8,972                $11,500               $11,476
12/15/98     $9,045                $11,415               $11,412
12/16/98     $8,996                $11,455               $11,446
12/17/98     $8,995                $11,465               $11,463
12/18/98     $9,004                $11,445               $11,462
12/21/98     $9,076                $11,362               $11,390
12/22/98     $9,151                $11,258               $11,305
12/23/98     $9,236                $11,137               $11,216
12/24/98     $9,271                $11,106               $11,180
12/28/98     $9,199                $11,193               $11,259
12/29/98     $9,141                $11,274               $11,327
12/30/98     $9,120                $11,310               $11,375
12/31/98     $9,130                $11,331               $11,369
1/4/99       $9,149                $11,208               $11,319
1/5/99       $9,200                $11,106               $11,270
1/6/99       $9,134                $11,170               $11,321
1/7/99       $9,208                $11,084               $11,290
1/8/99       $9,312                $11,034               $11,183
1/11/99      $9,346                $10,991               $11,137
1/12/99      $9,294                $11,093               $11,200
1/13/99      $9,240                $11,219               $11,290
1/14/99      $9,175                $11,315               $11,407
1/15/99      $9,182                $11,282               $11,369
1/19/99      $9,172                $11,232               $11,318
1/20/99      $9,212                $11,177               $11,273
1/21/99      $9,146                $11,224               $11,346
1/22/99      $9,068                $11,313               $11,426
1/25/99      $9,089                $11,275               $11,410
1/26/99      $9,074                $11,250               $11,400
1/27/99      $9,071                $11,244               $11,403
1/28/99      $9,035                $11,282               $11,435
1/29/99      $9,020                $11,317               $11,473
2/1/99       $9,111                $11,151               $11,361
2/2/99       $9,196                $11,058               $11,278
2/3/99       $9,220                $11,034               $11,249
2/4/99       $9,382                $10,958               $11,193
2/5/99       $9,427                $10,903               $11,141
2/8/99       $9,414                $10,873               $11,157
2/9/99       $9,371                $10,923               $11,196
2/10/99      $9,385                $10,894               $11,200
2/11/99      $9,382                $10,891               $11,194
2/12/99      $9,590                $10,654               $11,012
2/16/99      $9,519                $10,744               $11,078
2/17/99      $9,459                $10,806               $11,131
2/18/99      $9,507                $10,730               $11,085
2/19/99      $9,556                $10,708               $11,059
2/22/99      $9,481                $10,756               $11,110
2/23/99      $9,557                $10,640               $11,047
2/24/99      $9,691                $10,513               $10,953
2/25/99      $9,909                $10,358               $10,835
2/26/99      $9,824                $10,420               $10,906
3/1/99       $9,861                $10,271               $10,788
3/2/99       $9,812                $10,333               $10,857
3/3/99       $9,887                $10,244               $10,806
3/4/99       $9,916                $10,229               $10,776
3/5/99       $9,838                $10,346               $10,849
3/8/99       $9,830                $10,276               $10,867
3/9/99       $9,765                $10,466               $10,949
3/10/99      $9,778                $10,435               $10,932
3/11/99      $9,775                $10,416               $10,917
3/12/99      $9,743                $10,467               $10,958
3/15/99      $9,694                $10,507               $10,998
3/16/99      $9,647                $10,563               $11,050
3/17/99      $9,686                $10,513               $11,022
3/18/99      $9,664                $10,536               $11,027
3/19/99      $9,709                $10,455               $10,989
3/22/99      $9,732                $10,411               $10,920
3/23/99      $9,723                $10,423               $10,927
3/24/99      $9,578                $10,467               $10,969
3/25/99      $9,647                $10,382               $10,926
3/26/99      $9,651                $10,360               $10,899
3/29/99      $9,695                $10,298               $10,848
3/30/99      $9,608                $10,392               $10,927
3/31/99      $9,660                $10,326               $10,881
4/1/99       $9,710                $10,246               $10,837
4/2/99       $9,710                $10,363               $10,876
4/5/99       $9,569                $10,370               $10,931
4/6/99       $9,531                $10,483               $11,029
4/7/99       $9,519                $10,503               $11,025
4/8/99       $9,490                $10,616               $11,142
4/9/99       $9,515                $10,590               $11,110
4/12/99      $9,507                $10,595               $11,126
4/13/99      $9,570                $10,513               $11,086
4/14/99      $9,582                $10,501               $11,067
4/15/99      $9,616                $10,476               $11,048
4/16/99      $9,672                $10,409               $10,995
4/19/99      $9,621                $10,450               $11,034
4/20/99      $9,633                $10,507               $11,073
4/21/99      $9,637                $10,507               $11,064
4/22/99      $9,752                $10,355               $10,957
4/23/99      $9,742                $10,363               $10,975
4/26/99      $9,702                $10,408               $11,003
4/27/99      $9,669                $10,443               $11,032
4/28/99      $9,697                $10,392               $11,008
4/29/99      $9,620                $10,474               $11,080
4/30/99      $9,824                $10,241               $10,908
5/3/99       $9,812                $10,271               $10,915
5/4/99       $9,876                $10,193               $10,851
5/5/99       $9,854                $10,203               $10,878
5/6/99       $9,963                $10,078               $10,761
5/7/99       $9,974                $10,043               $10,734
5/10/99      $9,930                $10,090               $10,775
5/11/99      $9,996                $10,002               $10,715
5/12/99      $9,963                $10,029               $10,739
5/13/99      $9,843                $10,152               $10,867
5/14/99     $10,072                 $9,906               $10,677
5/17/99     $10,072                 $9,922               $10,668
5/18/99     $10,072                 $9,937               $10,696
5/19/99      $9,996                $10,067               $10,774
5/20/99     $10,017                $10,043               $10,749
5/21/99      $9,963                $10,111               $10,809
5/24/99      $9,941                $10,125               $10,803
5/25/99      $9,941                $10,133               $10,806
5/26/99      $9,996                $10,067               $10,760
5/27/99     $10,061                $10,009               $10,696
5/28/99     $10,028                $10,012               $10,699
6/1/99      $10,169                 $9,884               $10,594
6/2/99      $10,169                 $9,874               $10,611
6/3/99      $10,180                 $9,865               $10,618
6/4/99      $10,180                 $9,833               $10,601
6/7/99      $10,180                 $9,824               $10,611
6/8/99      $10,235                 $9,795               $10,583
6/9/99      $10,245                 $9,770               $10,543
6/10/99     $10,311                 $9,715               $10,507
6/11/99     $10,463                 $9,596               $10,402
6/14/99     $10,387                 $9,649               $10,440
6/15/99     $10,387                 $9,642               $10,453
6/16/99     $10,354                 $9,686               $10,470
6/17/99     $10,180                 $9,847               $10,619
6/18/99     $10,224                 $9,824               $10,580
6/21/99     $10,311                 $9,737               $10,520
6/22/99     $10,354                 $9,702               $10,484
6/23/99     $10,419                 $9,615               $10,421
6/24/99     $10,474                 $9,562               $10,378
6/25/99     $10,452                 $9,582               $10,395
6/28/99     $10,354                 $9,654               $10,468
6/29/99     $10,311                 $9,702               $10,516
6/30/99     $10,213                 $9,802               $10,617
7/1/99      $10,245                 $9,768               $10,591
7/2/99      $10,224                 $9,771               $10,601
7/6/99      $10,267                 $9,722               $10,596
7/7/99      $10,300                 $9,696               $10,551
7/8/99      $10,202                 $9,782               $10,630
7/9/99      $10,213                 $9,782               $10,634
7/12/99     $10,082                 $9,920               $10,743
7/13/99     $10,072                 $9,927               $10,770
7/14/99     $10,104                 $9,906               $10,745
7/15/99     $10,104                 $9,913               $10,751
7/16/99     $10,061                 $9,940               $10,775
7/19/99     $10,061                 $9,937               $10,799
7/20/99     $10,039                 $9,945               $10,788
7/21/99     $10,061                 $9,928               $10,770
7/22/99     $10,180                 $9,838               $10,677
7/23/99     $10,245                 $9,760               $10,629
7/26/99     $10,245                 $9,739               $10,607
7/27/99     $10,213                 $9,770               $10,656
7/28/99     $10,202                 $9,777               $10,654
7/29/99     $10,267                 $9,695               $10,598
7/30/99     $10,311                 $9,637               $10,574
8/2/99      $10,300                 $9,626               $10,555
8/3/99      $10,321                 $9,568               $10,527
8/4/99      $10,311                 $9,626               $10,546
8/5/99      $10,245                 $9,715               $10,596
8/6/99      $10,376                 $9,575               $10,493
8/9/99      $10,441                 $9,482               $10,400
8/10/99     $10,441                 $9,458               $10,398
8/11/99     $10,398                 $9,490               $10,412
8/12/99     $10,430                 $9,432               $10,409
8/13/99     $10,332                 $9,521               $10,488
8/16/99     $10,343                 $9,518               $10,504
8/17/99     $10,245                 $9,613               $10,568
8/18/99     $10,235                 $9,659               $10,595
8/19/99     $10,267                 $9,626               $10,586
8/20/99     $10,245                 $9,671               $10,598
8/23/99     $10,256                 $9,690               $10,605
8/24/99     $10,202                 $9,715               $10,631
8/25/99     $10,082                 $9,843               $10,722
8/26/99     $10,082                 $9,819               $10,720
8/27/99     $10,191                 $9,700               $10,638
8/30/99     $10,311                 $9,570               $10,563
8/31/99     $10,343                 $9,562               $10,516
9/1/99      $10,354                 $9,540               $10,530
9/2/99      $10,441                 $9,473               $10,452
9/3/99      $10,289                 $9,629               $10,551
9/7/99      $10,387                 $9,555               $10,519
9/8/99      $10,365                 $9,570               $10,532
9/9/99      $10,414                 $9,528               $10,495
9/10/99     $10,347                 $9,623               $10,569
9/13/99     $10,381                 $9,576               $10,536
9/14/99     $10,458                 $9,510               $10,473
9/15/99     $10,447                 $9,515               $10,489
9/16/99     $10,403                 $9,555               $10,498
9/17/99     $10,336                 $9,587               $10,563
9/20/99     $10,369                 $9,558               $10,555
9/21/99     $10,392                 $9,525               $10,533
9/22/99     $10,369                 $9,537               $10,544
9/23/99     $10,281                 $9,653               $10,611
9/24/99     $10,182                 $9,724               $10,697
9/27/99     $10,259                 $9,633               $10,642
9/28/99     $10,358                 $9,574               $10,603
9/29/99     $10,447                 $9,494               $10,527
9/30/99     $10,347                 $9,580               $10,600
10/1/99     $10,480                 $9,460               $10,489
10/4/99     $10,414                 $9,531               $10,546
10/5/99     $10,524                 $9,430               $10,469
10/6/99     $10,513                 $9,421               $10,477
10/7/99     $10,502                 $9,407               $10,467
10/8/99     $10,513                 $9,405               $10,476
10/11/99    $10,513                 $9,392               $10,476
10/12/99    $10,546                 $9,364               $10,442
10/13/99    $10,623                 $9,288               $10,408
10/14/99    $10,667                 $9,229               $10,348
10/15/99    $10,590                 $9,312               $10,421
10/18/99    $10,645                 $9,273               $10,394
10/19/99    $10,689                 $9,212               $10,337
10/20/99    $10,667                 $9,212               $10,346
10/21/99    $10,700                 $9,194               $10,336
10/22/99    $10,700                 $9,203               $10,332
10/25/99    $10,700                 $9,205               $10,336
10/26/99    $10,711                 $9,177               $10,326
10/27/99    $10,645                 $9,237               $10,383
10/28/99    $10,535                 $9,326               $10,467
10/29/99    $10,381                 $9,454               $10,592
11/1/99     $10,436                 $9,414               $10,576
11/2/99     $10,392                 $9,475               $10,612
11/3/99     $10,392                 $9,475               $10,629
11/4/99     $10,336                 $9,533               $10,676
11/5/99     $10,259                 $9,604               $10,721
11/8/99     $10,270                 $9,577               $10,710
11/9/99     $10,270                 $9,561               $10,711
11/10/99    $10,292                 $9,528               $10,687
11/11/99    $10,292                 $9,531               $10,687
11/12/99    $10,226                 $9,620               $10,761
11/15/99    $10,215                 $9,614               $10,772
11/16/99    $10,226                 $9,580               $10,756
11/17/99    $10,347                 $9,478               $10,813
11/18/99    $10,392                 $9,430               $10,650
11/19/99    $10,381                 $9,441               $10,660
11/22/99    $10,403                 $9,402               $10,642
11/23/99    $10,414                 $9,404               $10,640
11/24/99    $10,447                 $9,387               $10,625
11/26/99    $10,502                 $9,350               $10,600
11/29/99    $10,656                 $9,257               $10,516
11/30/99    $10,612                 $9,289               $10,524
12/1/99     $10,645                 $9,276               $10,513
12/2/99     $10,689                 $9,243               $10,492
12/3/99     $10,557                 $9,319               $10,566
12/6/99     $10,524                 $9,335               $10,594
12/7/99     $10,458                 $9,387               $10,641
12/8/99     $10,513                 $9,355               $10,618
12/9/99     $10,480                 $9,372               $10,631
12/10/99    $10,381                 $9,444               $10,704
12/13/99    $10,425                 $9,398               $10,687
12/14/99    $10,612                 $9,263               $10,560
12/15/99    $10,678                 $9,220               $10,518
12/16/99    $10,788                 $9,157               $10,457
12/17/99    $10,788                 $9,168               $10,450
12/20/99    $10,876                 $9,098               $10,387
12/21/99    $10,898                 $9,085               $10,379
12/22/99    $10,898                 $9,073               $10,364
12/27/99    $10,865                 $9,077               $10,392
12/28/99    $10,898                 $9,052               $10,379
12/29/99    $10,865                 $9,089               $10,415
12/30/99    $10,843                 $9,111               $10,429
12/31/99    $10,920                 $9,048               $10,379

---------------------------------------------------------------------------------------------------------
                                                             TOTAL ANNUALIZED INVESTMENT RETURNS FOR THE
                                                                             PERIOD ENDED
                                                             --------------------------------------------
                                                                 FISCAL YEAR         SINCE INCEPTION OF
                                                                    ENDED          CONTINUOUS OPERATIONS
                                                                  12-31-99           3-3-98 TO 12-31-99
---------------------------------------------------------------------------------------------------------
Juno Fund                                                              19.66%                   4.93%
Price movement of the 30-year Treasury Bond                           -20.15%                 -10.11%
Lehman Brothers Long T-Bond Index                                      -8.70%                   2.05%
---------------------------------------------------------------------------------------------------------

THE FUND COMMENCED CONTINUOUS OPERATIONS ON MARCH 3, 1998. PRIOR TO THAT TIME, DUE TO THE NATURE OF THE FUND'S INVESTMENT ACTIVITY, THE FUND EXPERIENCED PERIODS WITH ZERO NET ASSETS. PERIODS OF OPERATION, INCLUDING RETURNS FOR EACH DISCRETE PERIOD, WERE AS FOLLOWS: MAY 7, 1997 TO JUNE 3, 1997 -1.40%; JUNE 16, 1997 TO JULY 2, 1997 -0.31%; JULY 7, 1997 -0.52%; JULY 24, 1997 TO AUGUST 11,
1997 2.87%; AUGUST 26, 1997 TO OCTOBER 19, 1997 -2.06%; OCTOBER 22, 1997 TO
DECEMBER 11, 1997 -5.16%; JANUARY 19, 1998 TO JANUARY 25, 1998 2.93%;
FEBRUARY 1, 1998 TO FEBRUARY 2, 1998 0.45%; FEBRUARY 22, 1998 TO FEBRUARY 24, 1998 1.22%; AND MARCH 1, 1998 TO MARCH 2, 1998 0.88%. FOR PERIODS PRIOR TO NOVEMBER 1998, THE FUND'S PERFORMANCE REFLECTED INSURANCE RELATED CHARGES THAT HAD THE EFFECT OF REDUCING RETURNS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE LEHMAN BROTHERS LONG TREASURY INDEX IS AN UNMANAGED BOND INDEX AND, UNLIKE THE FUND, HAS NO MANAGEMENT FEES OR OTHER OPERATING EXPENSES TO REDUCE ITS REPORTED RETURN. THE PRICE MOVEMENT OF THE 30-YEAR TREASURY BOND REPRESENTS A CUMULATIVE PERCENTAGE CHANGE IN ITS CLOSING PRICE. RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN PRINCIPAL AND REINVESTED DIVIDENDS AND CAPITAL GAINS.

                              RYDEX VARIABLE TRUST

                                   NOVA FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                    MARKET
                                                                                     VALUE
                                                                  CONTRACTS       (NOTE 1)
                                                                -----------    -----------
OPTIONS PURCHASED 12.2%
Call Options on:
  S&P 500 March 2000 Futures Contracts, Expiring March 2000
    with strike 1000........................................             87    $10,531,350
Put Options on:
  S&P 500 March 2000 Futures Contracts, Expiring
    January 2000 with strike 900............................            200             --
                                                                               -----------
    Total Options Purchased (Cost $9,729,403)...............                    10,531,350
                                                                               -----------

                                                                FACE AMOUNT
                                                                -----------
U.S. TREASURY OBLIGATIONS 6.9%
U.S. Treasury Bill 5.04% 02/10/2000.........................    $ 6,000,000      5,966,400
                                                                               -----------
    Total U.S. Treasury Obligations (Cost $5,966,400).......                     5,966,400
                                                                               -----------
FEDERAL AGENCY DISCOUNT NOTES 69.1%
  Federal Farm Credit Banks 4.00% 01/10/2000................     25,000,000     24,975,000
  Federal Farm Credit Banks 4.75% 01/13/2000................     25,000,000     24,960,417
  Federal Home Loan Banks 4.33% 01/27/2000..................     10,000,000      9,968,728
                                                                               -----------
    Total U. S. Treasury & U.S. Agency Obligations (Cost
      $59,904,145)..........................................                    59,904,145
                                                                               -----------
REPURCHASE AGREEMENTS 11.8%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  2.50% 01/03/2000 (Note 5).................................      7,663,718      7,663,718
  3.00% 01/03/2000 (Note 5).................................      2,577,366      2,577,366
                                                                               -----------
    Total Repurchase Agreements (Cost $10,241,084)..........                    10,241,084
                                                                               -----------
    Total Investments 100% (Cost $85,841,032)...............                   $86,642,979
                                                                               ===========
------------------------------------------------------------------------------------------

                                                                                UNREALIZED
                                                                                      GAIN
                                                                  CONTRACTS       (NOTE 1)
                                                                -----------    -----------
FUTURES CONTRACTS PURCHASED
S&P 500 Futures Contracts Expiring March 2000
  (Underlying Face Amount at Market Value $108,346,600).....            292    $ 3,352,535
                                                                               ===========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                   URSA FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                    MARKET
                                                                                     VALUE
                                                                  CONTRACTS       (NOTE 1)
                                                                -----------    -----------
OPTIONS PURCHASED 2.1%
Put Options on:
  S&P 500 March 2000 Futures Contracts, Expiring March 2000
    with strike 1700........................................             12    $   648,900
                                                                               -----------
    Total Options Purchased (Cost $794,490).................                       648,900
                                                                               -----------

                                                                FACE AMOUNT
                                                                -----------
FEDERAL AGENCY DISCOUNT NOTES 63.7%
  Fannie Mae 5.00% 01/20/2000...............................    $10,000,000      9,973,611
  Federal Home Loan Banks 4.80% 01/18/2000..................     10,000,000      9,977,333
                                                                               -----------
    Total Federal Agency Discount Notes (Cost
      $19,950,944)..........................................                    19,950,944
                                                                               -----------
REPURCHASE AGREEMENTS 34.2%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  2.50% 01/03/2000 (Note 5).................................      8,001,075      8,001,075
  3.00% 01/03/2000 (Note 5).................................      2,690,821      2,690,821
                                                                               -----------
    Total Repurchase Agreements (Cost $10,691,896)..........                    10,691,896
                                                                               -----------
    Total Investments 100% (Cost $31,437,330)...............                   $31,291,740
                                                                               ===========

------------------------------------------------------------------------------------------

                                                                                UNREALIZED
                                                                                      LOSS
                                                                  CONTRACTS       (NOTE 1)
                                                                -----------    -----------
FUTURES CONTRACTS SOLD SHORT
  S&P 500 E-Mini Futures Contracts Expiring March 2000......             34    $  (100,980)
  S&P 500 Futures Contracts Expiring March 2000.............             69       (867,543)
                                                                               -----------
    (Total Underlying Face Amount at Market Value
      $28,125,590)..........................................                   $  (968,523)
                                                                               ===========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                       U.S. GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                    MARKET
                                                                                     VALUE
                                                                FACE AMOUNT       (NOTE 1)
                                                                -----------    -----------
U.S. TREASURY OBLIGATIONS 10.2%
U.S. Treasury Bill 3.00% 01/06/2000.........................    $10,000,000    $ 9,995,833
                                                                               -----------
    Total U.S. Treasury Obligations (Cost $9,995,833).......                     9,995,833
                                                                               -----------
FEDERAL AGENCY DISCOUNT NOTES 70.5%
  Fannie Mae 5.70% 02/22/2000...............................     10,000,000      9,917,668
  Federal Farm Credit Banks 4.00% 01/14/2000................     10,000,000      9,985,556
  Federal Farm Credit Banks 5.78% 02/02/2000................     10,000,000      9,948,622
  Federal Home Loan Banks 5.50% 01/10/2000..................     10,000,000      9,986,250
  Federal Home Loan Banks 5.65% 07/28/2000..................     10,000,000      9,671,986
  Freddie Mac 5.60% 01/11/2000..............................     10,000,000      9,984,444
  Freddie Mac 5.56% 03/30/2000..............................     10,000,000      9,862,544
                                                                               -----------
    Total Federal Agency Discount Notes (Cost
      $69,357,070)..........................................                    69,357,070
                                                                               -----------
REPURCHASE AGREEMENTS 19.3%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  2.50% 01/03/2000 (Note 5).................................     14,175,881     14,175,881
  3.00% 01/03/2000 (Note 5).................................      4,767,455      4,767,455
                                                                               -----------
    Total Repurchase Agreements (Cost $18,943,336)..........                    18,943,336
                                                                               -----------
    Total Investments 100% (Cost $98,296,239)...............                   $98,296,239
                                                                               ===========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                  SHARES         (NOTE 1)
                               ---------    -------------
COMMON STOCKS 95.7%
Microsoft Corp.*...........      332,979    $ 38,875,298
QUALCOMM, Inc.*............      149,245      26,285,776
Cisco Systems, Inc.*.......      220,957      23,670,019
Intel Corp.................      219,360      18,056,070
Oracle Corp.*..............      111,242      12,466,057
Yahoo! Inc.*...............       23,727      10,266,375
MCI WorldCom, Inc.*........      191,442      10,158,391
Sun Microsystems, Inc.*....      128,335       9,937,942
Dell Computer Corp.*.......      176,028       8,977,428
Nextel Communications,
  Inc., Class A*...........       84,238       8,687,044
JDS Uniphase Corp.*........       52,572       8,480,521
Global Crossing, Ltd.*.....      156,832       7,841,600
Veritas Software Corp.*....       49,372       7,066,367
CMGI, Inc.*................       24,250       6,714,219
Amgen, Inc.*...............       89,363       5,367,365
Applied
  Materials, Inc.*.........       36,694       4,648,671
Immunex Corp.*.............       42,251       4,626,484
Apple Computer, Inc.*......       41,971       4,315,143
Level 3 Communications,
  Inc.*....................       44,455       3,639,753
Xilinx, Inc.*..............       79,338       3,607,400
Siebel Systems, Inc.*......       41,585       3,493,140
Maxim Integrated Products,
  Inc.*....................       71,846       3,390,233
Comcast Corp., Special
  Class A..................       65,776       3,325,799
Amazon.com, Inc.*..........       42,391       3,227,015
LM Ericsson Telephone Co.,
  Class B, Sponsored ADR...       46,139       3,030,756
i2 Technologies, Inc.*.....       15,517       3,025,815
Novell, Inc.*..............       74,640       2,980,935
Biogen, Inc.*..............       34,614       2,924,883
                                                   MARKET
                                                    VALUE
                                  SHARES         (NOTE 1)
                               ---------    -------------
Intuit, Inc.*..............       46,775    $  2,803,577
Linear Technology Corp.....       38,671       2,767,393
BMC Software, Inc.*........       34,598       2,765,678
Tellabs, Inc.*.............       42,990       2,759,421
VoiceStream Wireless
  Corp.*...................       19,263       2,741,366
BroadVision, Inc.*.........       15,870       2,698,892
Conexant Systems, Inc.*....       40,658       2,698,675
Altera Corp.*..............       52,604       2,607,186
NTL, Inc.*.................       20,521       2,559,995
ADC Telecommunications,
  Inc.*....................       35,122       2,548,540
Citrix Systems, Inc.*......       19,962       2,455,326
Network
  Appliance, Inc.*.........       29,279       2,431,987
KLA-Tencor Corp.*..........       20,438       2,276,282
eBay, Inc.*................       18,087       2,264,266
PMC-Sierra, Inc.*..........       14,072       2,255,917
Gemstar International
  Group, Ltd.*.............       31,552       2,248,080
PanAmSat Corp.*............       37,726       2,239,981
At Home Corp.,
  Series A*................       51,352       2,201,717
MedImmune, Inc.*...........       12,696       2,105,949
EchoStar Communications
  Corp., Class A*..........       21,025       2,049,937
Chiron Corp.*..............       47,635       2,018,533
Comverse
  Technology, Inc.*........       13,875       2,008,406
Costco Wholesale Corp.*....       21,908       1,999,105
Metromedia Fiber Network,
  Inc., Class A*...........       40,794       1,955,562
Parametric Technology
  Corp.*...................       68,683       1,858,734
Lycos, Inc.*...............       22,410       1,782,996
CIENA Corp.*...............       30,579       1,758,292
Paychex, Inc...............       43,863       1,754,520

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (CONTINUED)
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                   MARKET
                                                    VALUE
                                  SHARES         (NOTE 1)
                               ---------    -------------
Vitesse Semiconductor
  Corp.*...................       31,219    $  1,637,046
USA Networks, Inc.*........       29,220       1,614,405
RealNetworks, Inc.*........       13,135       1,580,305
Compuware Corp.*...........       41,621       1,550,382
3Com Corp.*................       32,837       1,543,339
SDL, Inc.*.................        6,870       1,497,660
Adelphia Communications
  Corp., Class A*..........       22,787       1,495,397
Applied Micro Circuits
  Corp.*...................       11,748       1,494,933
Network
  Solutions, Inc.*.........        6,830       1,485,952
Adobe Systems, Inc.........       22,087       1,485,351
Peoplesoft, Inc.*..........       65,074       1,386,890
Cintas Corp................       24,991       1,327,647
NEXTLINK Communications,
  Inc., Class A*...........       15,759       1,308,982
American Power Conversion
  Corp.*...................       47,651       1,256,795
Bed Bath &
  Beyond, Inc.*............       35,261       1,225,320
Staples, Inc.*.............       57,871       1,200,823
Legato Systems, Inc.*......       17,367       1,195,067
Sanmina Corp.*.............       11,798       1,178,325
RF Micro Devices, Inc.*....       16,932       1,158,784
Starbucks Corp.*...........       47,435       1,150,299
Biomet, Inc................       28,485       1,139,400
Concord EFS, Inc.*.........       43,499       1,120,099
                                                   MARKET
                                                    VALUE
                                  SHARES         (NOTE 1)
                               ---------    -------------
QLogic Corp.*..............        6,986    $  1,116,887
Fiserv, Inc.*..............       28,761       1,101,906
Synopsys, Inc.*............       15,393       1,027,483
Electronic Arts, Inc.*.....       11,947       1,003,548
Smurfit-Stone Container
  Corp.*...................       40,019         980,465
CNET, Inc.*................       15,685         890,124
Genzyme Corp. - General
  Division*................       19,776         889,920
Atmel Corp.*...............       28,345         837,949
Molex, Inc.................       14,463         819,871
Adaptec, Inc.*.............       15,748         785,431
PACCAR, Inc................       16,461         729,428
Network
  Associates, Inc.*........       27,030         721,363
VISX, Inc.*................       13,829         715,651
Sigma-Aldrich Corp.........       19,902         598,304
Quintiles Transnational
  Corp.*...................       30,229         564,904
Dollar Tree
  Stores, Inc.*............       10,605         513,680
PacifiCare Health
  Systems,Inc.*............        7,475         396,175
Northwest Airlines
  Corp.*...................       13,063         290,652
Apollo Group, Inc.,
  Class A*.................       13,393         268,697
McLeodUSA, Inc.,
  Class A*.................        2,353         138,533
                                            ------------
    Total Common Stocks
      (Cost $233,962,083)..                 $358,126,984
                                            ------------

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                    OTC FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                      MARKET
                                                                                       VALUE
                                                                FACE AMOUNT         (NOTE 1)
                                                                -----------    -------------
REPURCHASE AGREEMENTS 4.3%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  2.50% 01/03/2000 (Note 5).................................    $11,971,316    $ 11,971,316
  3.00% 01/03/2000 (Note 5).................................      4,026,043       4,026,043
                                                                               ------------
    Total Repurchase Agreements (Cost $15,997,359)..........                     15,997,359
                                                                               ------------
    Total Investments 100% (Cost $249,959,442)..............                   $374,124,343
                                                                               ============

--------------------------------------------------------------------------------------------

                                                                                  UNREALIZED
                                                                                        GAIN
                                                                  CONTRACTS         (NOTE 1)
                                                                -----------    -------------
FUTURES CONTRACTS PURCHASED
NASDAQ 100 Futures Contracts, Expiring March 2000
  (Underlying Face Amount at Market Value $11,262,600)......             30    $  1,558,890
                                                                               ============

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                              PRECIOUS METALS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                MARKET
                                                                                 VALUE
                                                                  SHARES      (NOTE 1)
                                                                --------    ----------
COMMON STOCKS 99.5 %
  Barrick Gold Corp.........................................    120,837     $2,137,305
  Newmont Mining Corp.......................................     51,368      1,258,516
  Placer Dome, Inc..........................................     99,793      1,072,775
  Freeport-McMoRan Copper & Gold, Inc., Class B*............     50,105      1,058,468
  Homestake Mining Co.......................................     79,868        623,969
  AngloGold Ltd., Sponsored ADR.............................     12,729        326,976
  Stillwater Mining Co.*....................................      5,759        183,568
  Battle Mountain Gold Co.*.................................     70,550        145,509
  Ashanti Goldfields Co., Ltd., Sponsored GDR...............     33,160         87,045
  Hecla Mining Co.*.........................................     20,660         32,281
  Coeur d'Alene Mines Corp.*................................      8,949         30,762
                                                                            ----------
    Total Common Stocks (Cost $6,703,984)...................                 6,957,174
                                                                            ----------

                                                                    FACE
                                                                  AMOUNT
                                                                --------
REPURCHASE AGREEMENTS 0.5%
Repurchase Agreements Collateralized by
  U.S. Treasury Obligations--(Note 5)
  2.50% 01/03/2000..........................................    $23,869         23,869
  3.00% 01/03/2000..........................................      8,027          8,027
                                                                            ----------
    Total Repurchase Agreements (Cost $31,896)..............                    31,896
                                                                            ----------
    Total Investments 100% (Cost $6,735,880)................                $6,989,070
                                                                            ==========

* NON-INCOME PRODUCING SECURITIES
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                           U.S. GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                  MARKET
                                                                                   VALUE
                                                                 CONTRACTS       (NOTE1)
                                                                ----------    ----------
OPTIONS PURCHASED 10.7%
Call Options on:
  March 2000 U.S. Treasury Bond Futures Contracts,
    Expiring March 2000, with strike 80.....................             9    $   98,438
                                                                              ----------
    Total Options Purchased (Cost $114,632).................                      98,438
                                                                              ----------

                                                                FACE AMOUNT
                                                                -----------
U.S. TREASURY OBLIGATIONS 50.7%
  U.S. Treasury Bond 6.125% 08/15/2029......................    $  489,000        466,077
                                                                               ----------
    Total U. S. Treasury Obligations (Cost $498,434)........                      466,077
                                                                               ----------
REPURCHASE AGREEMENTS 38.6%
Repurchase Agreements Collateralized by U.S. Treasury
  Obligations:
  2.50% 01/03/2000 (Note 5).................................       265,851        265,851
  3.00% 01/03/2000 (Note 5).................................        89,408         89,408
                                                                               ----------
    Total Repurchase Agreements (Cost $355,259).............                      355,259
                                                                               ----------
    Total Investments 100% (Cost $968,325)..................                   $  919,774
                                                                               ==========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

                                   JUNO FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                                December 31,1999

--------------------------------------------------------------------------------

                                                                                MARKET
                                                                                 VALUE
                                                                CONTRACTS     (NOTE 1)
                                                                ---------    ---------
OPTIONS PURCHASED 5.9%
Put Options on:
  February 2000 U.S. Treasury Bond Futures Contracts,
    Expiring February 2000, with strike 93..................           2     $  4,563
  March 2000 U.S. Treasury Bond Futures Contracts, Expiring
    March 2000, with strike 100.............................           2       18,125
                                                                             --------
    Total Options Purchased (Cost $21,523)..................                   22,688
                                                                             --------

                                                                     FACE
                                                                   AMOUNT
                                                                ---------
REPURCHASE AGREEMENTS 94.1%
  Repurchase Agreements Collateralized by U.S. Treasury
    Obligations:
  2.50% due 01/03/2000 (Note 5).............................    $270,229      270,229
  3.00% due 01/03/2000 (Note 5).............................      90,880       90,880
                                                                             --------
    Total Repurchase Agreements (Cost $361,109).............                  361,109
                                                                             --------
    Total Investments 100% (Cost $382,632)..................                 $383,797
                                                                             ========

--------------------------------------------------------------------------------------

                                                                             UNREALIZED
                                                                                   GAIN
                                                                CONTRACTS      (NOTE 1)
                                                                ---------    ----------
FUTURES CONTRACTS SOLD SHORT
  U. S. Treasury Bond Futures Contracts, Expiring
    March 2000
    (Underlying Face Amount at Market Value $181,875).......           2      $    481
                                                                              ========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                                                  U.S.
                                                                            GOVERNMENT
                                                                                 MONEY
                                                      NOVA          URSA        MARKET             OTC
                                                      FUND          FUND          FUND            FUND
                                               -----------   -----------   -----------   -------------
ASSETS
  Repurchase Agreements......................  $10,241,084   $10,691,896   $18,943,336   $ 15,997,359
  Investment Securities......................   76,401,895    20,599,844    79,352,903    358,126,984
                                               -----------   -----------   -----------   ------------
  Securities at Value (Note 1)--See
    Accompanying Schedules...................   86,642,979    31,291,740    98,296,239    374,124,343
  Segregated Cash with Broker................           --     1,422,750            --        576,000
  Receivable for Futures Contracts
    Settlement...............................      221,830            --            --         59,100
  Investment Income Receivable...............          746           780         1,382         28,206
  Receivable for Shares Purchased............    6,198,839            --     1,208,473      2,512,664
  Unamortized Organization Costs (Note 1)....       64,543        54,115        67,907         60,955
  Other Assets...............................       15,018        89,814            --              7
                                               -----------   -----------   -----------   ------------
    Total Assets.............................   93,143,955    32,859,199    99,574,001    377,361,275
                                               -----------   -----------   -----------   ------------
LIABILITIES
  Payable for Securities Purchased...........           --            --            --      2,726,456
  Payable for Futures Contracts Settlement...           --        65,363            --             --
  Payable for Shares Redeemed................        1,001       335,153            --        683,358
  Organizational Expense Payable to Advisor
    (Note 1).................................       67,304        55,263        70,258         69,387
  Investment Advisory Fee Payable (Note 6)...       66,630        30,080        36,928        199,958
  Transfer Agent Fee Payable (Note 6)........       22,210         8,355        14,771         53,322
  Service Fee Payable (Note 6)...............       22,210         8,355        18,464         66,652
  Other Liabilities..........................       42,453        46,316        37,870        104,617
                                               -----------   -----------   -----------   ------------
    Total Liabilities........................      221,808       548,885       178,291      3,903,750
                                               -----------   -----------   -----------   ------------
NET ASSETS...................................  $92,922,147   $32,310,314   $99,395,710   $373,457,525
                                               ===========   ===========   ===========   ============
Shares Outstanding...........................    5,003,270     6,038,228    99,409,181      9,695,910
                                               ===========   ===========   ===========   ============
Net Asset Value Per Share....................       $18.57         $5.35         $1.00         $38.52
                                               ===========   ===========   ===========   ============

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF ASSETS AND LIABILITIES (CONCLUDED)
--------------------------------------------------------------------------------
                                                               December 31, 1999

--------------------------------------------------------------------------------

                                                             PRECIOUS          U.S.
                                                               METALS    GOVERNMENT           JUNO
                                                                 FUND     BOND FUND           FUND
                                                          -----------    ----------    -----------
ASSETS
  Repurchase Agreements...............................    $    31,896    $  355,259    $   361,109
  Investment Securities...............................      6,957,174       564,515         22,688
                                                          -----------    ----------    -----------
  Securities at Value (Note 1)--See Accompanying
    Schedules.........................................      6,989,070       919,774        383,797
  Receivable for Securities Sold......................             --       283,212             --
  Receivable for Futures Contracts Settlement.........             --            --          1,000
  Investment Income Receivable........................            349        11,763             25
  Unamortized Organization Costs (Note 1).............         54,049        55,300         53,803
  Other Assets........................................          8,161         6,925          4,727
                                                          -----------    ----------    -----------
    Total Assets......................................      7,051,629     1,276,974        443,352
                                                          -----------    ----------    -----------
LIABILITIES
  Payable for Securities Purchased....................             --        21,988             --
  Payable for Shares Redeemed.........................             13        61,931             --
  Organizational Expense Payable to Advisor (Note
    1)................................................         54,182        55,339         53,808
  Investment Advisory Fee Payable (Note 6)............          3,426           625            151
  Transfer Agent Fee Payable (Note 6).................            914           250             42
  Service Fee Payable (Note 6)........................          1,142           313             42
  Other Liabilities...................................             --           795          1,181
                                                          -----------    ----------    -----------
    Total Liabilities.................................         59,677       141,241         55,224
                                                          -----------    ----------    -----------
NET ASSETS............................................    $ 6,991,952    $1,135,733    $   388,128
                                                          ===========    ==========    ===========
Shares Outstanding....................................      1,288,836       111,688         39,168
                                                          ===========    ==========    ===========
Net Asset Value Per Share.............................          $5.43        $10.17          $9.91
                                                          ===========    ==========    ===========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                                U.S.
                                                                          GOVERNMENT
                                                                               MONEY
                                                  NOVA            URSA        MARKET              OTC
                                                  FUND            FUND          FUND             FUND
                                           -----------    ------------    ----------    -------------
INVESTMENT INCOME
  Interest.............................    $ 2,699,377    $  1,613,308    $3,399,206    $    327,345
  Dividends, net of foreign tax
    withheld...........................          2,917              --            --          67,604
                                           -----------    ------------    ----------    ------------
    Total Income.......................      2,702,294       1,613,308     3,399,206         394,949
                                           -----------    ------------    ----------    ------------
EXPENSES
  Advisory Fees (Note 6)...............        454,768         286,828       337,723         928,141
  Transfer Agent Fees (Note 6).........        151,589          79,674       135,089         247,504
  Organizational Expenses (Note 1).....         39,181          16,926        52,697          60,465
  Servicing Fees (Note 6)..............         98,587          59,059       100,201         235,009
  Custodian Fees.......................          8,163           5,159        11,947         177,538
  Audit and Outside Services...........         14,685           5,022        19,479          18,742
  Accounting Fees......................         36,057          21,586        40,020          46,399
  Legal................................         20,079          13,622        29,391          43,855
  Miscellaneous........................        111,164          52,719       126,791         177,754
  Expenses Previously Waived (Note
    6).................................          6,285           9,693        86,952              --
                                           -----------    ------------    ----------    ------------
    Total Expenses.....................        940,558         550,288       940,290       1,935,407
                                           -----------    ------------    ----------    ------------
Net Investment Income (Loss)...........      1,761,736       1,063,020     2,458,916      (1,540,458)
                                           -----------    ------------    ----------    ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities................      3,903,355        (183,392)       (1,351)      2,356,857
  Futures Contracts....................      7,689,410     (10,307,490)           --       3,158,421
  Securities Sold Short................             --        (326,726)           --              --
                                           -----------    ------------    ----------    ------------
    Total Net Realized Gain (Loss).....     11,592,765     (10,817,608)       (1,351)      5,515,278
                                           -----------    ------------    ----------    ------------
Net Change in Unrealized Appreciation
  (Depreciation) on:
  Investment Securities................       (784,820)       (145,590)           --     118,863,355
  Futures Contracts....................      2,719,900        (968,439)           --       1,487,175
  Securities Sold Short................             --          85,890            --              --
                                           -----------    ------------    ----------    ------------
    Net Change in Unrealized
      Appreciation (Depreciation)......      1,935,080      (1,028,139)           --     120,350,530
                                           -----------    ------------    ----------    ------------
    Net Gain (Loss) on Investments.....     13,527,845     (11,845,747)       (1,351)    125,865,808
                                           -----------    ------------    ----------    ------------
  Net Increase (Decrease) in Net Assets
    from Operations....................    $15,289,581    $(10,782,727)   $2,457,565    $124,325,350
                                           ===========    ============    ==========    ============

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF OPERATIONS (CONCLUDED)
--------------------------------------------------------------------------------
                                                    Year Ended December 31, 1999

--------------------------------------------------------------------------------

                                                                 PRECIOUS          U.S.
                                                                   METALS    GOVERNMENT        JUNO
                                                                     FUND     BOND FUND        FUND
                                                               ----------    ----------    --------
INVESTMENT INCOME
  Interest.................................................    $    4,315    $  143,248    $ 13,582
  Dividends, net of foreign tax withheld...................        11,353            --          --
                                                               ----------    ----------    --------
    Total Income...........................................        15,668       143,248      13,582
                                                               ----------    ----------    --------
EXPENSES
  Advisory Fees (Note 6)...................................        15,807        14,155       2,898
  Transfer Agent Fees (Note 6).............................         4,215         5,662         805
  Organizational Expenses (Note 1).........................         1,623         3,067         323
  Servicing Fees (Note 6)..................................         3,312         3,499         386
  Custodian Fees...........................................        14,765         4,765         640
  Audit and Outside Services...............................           386           676         177
  Accounting Fees..........................................         1,715         3,024         227
  Legal....................................................           568         1,455         155
  Miscellaneous............................................            --         6,577         453
  Expenses Previously Waived (Note 6)......................         1,612            --       1,239
                                                               ----------    ----------    --------
    Total Expenses.........................................        44,003        42,880       7,303
                                                               ----------    ----------    --------
Net Investment Income (Loss)...............................       (28,335)      100,368       6,279
                                                               ----------    ----------    --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
  Investment Securities....................................      (355,377)     (861,132)     24,160
  Written Options..........................................            --            --         150
  Futures Contracts........................................            --            --      23,422
                                                               ----------    ----------    --------
    Total Net Realized Loss................................      (355,377)     (861,132)     47,732
                                                               ----------    ----------    --------
Net Change in Unrealized Appreciation (Depreciation) on:
  Investment Securities....................................       204,315       (27,848)        268
  Futures Contracts........................................            --            --         481
                                                               ----------    ----------    --------
    Net Change in Unrealized Appreciation (Depreciation)...       204,315       (27,848)        749
                                                               ----------    ----------    --------
    Net Loss on Investments................................      (151,062)     (888,980)     48,481
                                                               ----------    ----------    --------
Net Increase (Decrease) in Net Assets from Operations......    $ (179,397)   $ (788,612)   $ 54,760
                                                               ==========    ==========    ========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                NOVA FUND                                 URSA FUND
                                 ---------------------------------------   ---------------------------------------
                                               YEAR ENDED                                YEAR ENDED
                                  DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999    DECEMBER 31, 1998
                                 ------------------   ------------------   ------------------   ------------------
CHANGES FROM OPERATIONS
  Net Investment Income........     $ 1,761,736          $    44,655          $ 1,063,020           $   50,423
  Net Realized Gain (Loss) on
    Investments................      11,592,765            1,400,415          (10,817,608)          (1,659,085)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............       1,935,080            2,020,484           (1,028,139)              (8,651)
                                    -----------          -----------          -----------           ----------
  Net Increase (Decrease) in
    Net Assets from
    Operations.................      15,289,581            3,465,554          (10,782,727)          (1,617,313)
DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (NOTE 1)
  Net Investment Income........         (53,580)                  --              (12,321)                  --
  Net Realized Capital Gains...      (3,746,536)                  --                   --                   --
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS (NOTE
  10)..........................      52,174,988           15,344,104           37,596,382            4,247,449
                                    -----------          -----------          -----------           ----------
  Net Increase in Net Assets...      63,664,453           18,809,658           26,801,334            2,630,136
                                    -----------          -----------          -----------           ----------
NET ASSETS--Beginning of Year..      29,257,694           10,448,036            5,508,980            2,878,844
                                    -----------          -----------          -----------           ----------
NET ASSETS--End of Year........     $92,922,147          $29,257,694          $32,310,314           $5,508,980
                                    ===========          ===========          ===========           ==========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    U.S. GOVERNMENT MONEY MARKET FUND                     OTC FUND
                                 ---------------------------------------   ---------------------------------------
                                         YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                  DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999    DECEMBER 31, 1998
                                 ------------------   ------------------   ------------------   ------------------
CHANGES FROM OPERATIONS
  Net Investment Income
    (Loss).....................     $ 2,458,916          $   739,817          $ (1,540,458)        $  (357,606)
  Net Realized Gain (Loss) on
    Investments................          (1,351)                  --             5,515,278           2,999,243
  Net Change in Unrealized
    Appreciation on
    Investments................              --                   --           120,350,530           5,479,062
                                    -----------          -----------          ------------         -----------
    Net Increase in Net Assets
      from Operations..........       2,457,565              739,817           124,325,350           8,120,699
DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (NOTE 1)
  Net Investment Income........      (2,472,993)            (215,212)                   --                  --
  Net Realized Capital Gains...              --                   --            (4,739,037)                 --
NET INCREASE IN NET ASSETS FROM
  SHARE TRANSACTIONS
  (NOTE 10)....................      58,440,511           22,542,650           231,833,530          11,549,578
                                    -----------          -----------          ------------         -----------
    Net Increase in Net
      Assets...................      58,425,083           23,067,255           351,419,843          19,670,277
                                    -----------          -----------          ------------         -----------
NET ASSETS--Beginning of Year..      40,970,627           17,903,372            22,037,682           2,367,405
                                    -----------          -----------          ------------         -----------
NET ASSETS--End of Year........     $99,395,710          $40,970,627          $373,457,525         $22,037,682
                                    ===========          ===========          ============         ===========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                          PRECIOUS METALS FUND                    U.S. GOVERNMENT BOND FUND
                                 ---------------------------------------   ---------------------------------------
                                         YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                  DECEMBER 31, 1999    DECEMBER 31, 1998    DECEMBER 31, 1999    DECEMBER 31, 1998
                                 ------------------   ------------------   ------------------   ------------------
CHANGES FROM OPERATIONS
  Net Investment Income
    (Loss).....................      $  (28,335)          $  (23,094)         $   100,368           $   38,298
  Net Realized Loss on
    Investments................        (355,377)            (355,959)            (861,132)             (25,441)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............         204,315                8,971              (27,848)             (37,336)
                                     ----------           ----------          -----------           ----------
    Net Decrease in Net Assets
      from Operations..........        (179,397)            (370,082)            (788,612)             (24,479)
DISTRIBUTIONS TO SHAREHOLDERS
  FROM: (NOTE 1)
  Net Investment Income........            (250)                  --             (101,492)             (18,864)
  Net Realized Capital Gains...        (121,417)                  --                   --                   --
NET INCREASE (DECREASE) IN NET
  ASSETS FROM SHARE
  TRANSACTIONS (NOTE 10).......       4,597,986            2,547,202           (2,946,879)           4,124,040
                                     ----------           ----------          -----------           ----------
    Net Increase (Decrease) in
      Net Assets...............       4,296,922            2,177,120           (3,836,983)           4,080,697
                                     ----------           ----------          -----------           ----------
NET ASSETS--Beginning of Year..       2,695,030              517,910            4,972,716              892,019
                                     ----------           ----------          -----------           ----------
NET ASSETS--End of Year........      $6,991,952           $2,695,030          $ 1,135,733           $4,972,716
                                     ==========           ==========          ===========           ==========

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

STATEMENT OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                 JUNO
                                                               -----------------------------------------
                                                                       YEAR ENDED           PERIOD ENDED
                                                                DECEMBER 31, 1999     DECEMBER 31, 1998*
                                                               ------------------    -------------------
CHANGES FROM OPERATIONS
  Net Investment Income....................................         $  6,279              $  2,935
  Net Realized Gain (Loss) on Investments..................           47,732               (19,931)
  Net Change in Unrealized Appreciation on Investments.....              749                   897
                                                                    --------              --------
    Net Increase (Decrease) in Net Assets from
      Operations...........................................           54,760               (16,099)
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
  Net Investment Income....................................             (420)                   --
  Net Realized Capital Gains...............................             (839)                   --
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS
  (NOTE 10)................................................          265,827                84,899
                                                                    --------              --------
    Net Increase in Net Assets.............................          319,328                68,800
                                                                    --------              --------
NET ASSETS--Beginning of Period............................           68,800                    --
                                                                    --------              --------
NET ASSETS--End of Period..................................         $388,128              $ 68,800
                                                                    ========              ========

* COMMENCEMENT OF OPERATIONS: SEPTEMBER 3, 1998
See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                               NOVA FUND                                       URSA FUND
                             ---------------------------------------------   ---------------------------------------------
                                      YEAR            YEAR          PERIOD            YEAR            YEAR        JUNE 10,
                                     ENDED           ENDED           ENDED           ENDED           ENDED         1997 TO
                              DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                      1999            1998           1997*            1999            1998           1997+
                             -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE OPERATING
  PERFORMANCE:++
NET ASSET VALUE--BEGINNING
  OF PERIOD                     $ 15.88         $ 12.21        $  10.00        $   6.30        $   8.07        $   9.36
                                -------         -------        --------        --------        --------        --------
  Net Investment Income....         .49             .04             .07             .20             .06            (.01)
  Net Realized and
    Unrealized Gains on
    Securities.............        3.10            3.63            2.14           (1.15)          (1.83)          (1.28)
                                -------         -------        --------        --------        --------        --------
  Net Increase in Net Asset
    Value Resulting From
    Operations.............        3.59            3.67            2.21            (.95)          (1.77)          (1.29)
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net Investment Income....        (.01)             --              --              --              --              --
  Net Realized Capital
    Gains..................        (.89)             --              --              --              --              --
                                -------         -------        --------        --------        --------        --------
Net Increase in Net Asset
  Value....................        2.69            3.67            2.21            (.95)          (1.77)          (1.29)
                                -------         -------        --------        --------        --------        --------
NET ASSET VALUE--END OF
  PERIOD...................     $ 18.57         $ 15.88        $  12.21        $   5.35        $   6.30        $   8.07
                                =======         =======        ========        ========        ========        ========
TOTAL INVESTMENT RETURN....      23.28%          30.06%                        (15.06)%        (21.93)%
RATIOS TO AVERAGE NET
  ASSETS
  Gross Expenses...........       1.55%           3.26%           9.09%**         1.73%           3.76%           9.21%**
  Net Expenses.............       1.55%           3.22%           2.80%**         1.73%           3.59%           2.90%**
  Net Investment Income
    (Loss).................       2.90%           0.27%           0.91%**         3.34%           0.89%         (0.27)%**
SUPPLEMENTARY DATA:
Portfolio Turnover
  Rate***..................          0%              0%            178%              0%              0%              0%
Net Assets, End of Period
  (000's omitted)..........     $92,922         $29,258        $ 10,448        $ 32,310        $  5,509        $  2,879

                                  URSA FUND
                             -------------------
                              MAY 24,     MAY 7,
                              1997 TO    1997 TO
                              JUNE 3,    MAY 21,
                                1997+     1997+*
                             --------   --------
PER SHARE OPERATING
  PERFORMANCE:++
NET ASSET VALUE--BEGINNING
  OF PERIOD                  $   9.57   $  10.00
                             --------   --------
  Net Investment Income....        --       (.04)
  Net Realized and
    Unrealized Gains on
    Securities.............       .01       (.33)
                             --------   --------
  Net Increase in Net Asset
    Value Resulting From
    Operations.............       .01       (.37)
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net Investment Income....        --         --
  Net Realized Capital
    Gains..................        --         --
                             --------   --------
Net Increase in Net Asset
  Value....................       .01       (.37)
                             --------   --------
NET ASSET VALUE--END OF
  PERIOD...................  $   9.58   $   9.63
                             ========   ========
TOTAL INVESTMENT RETURN....
RATIOS TO AVERAGE NET
  ASSETS
  Gross Expenses...........    85.10%**   13.62%**
  Net Expenses.............     2.90%**    2.90%**
  Net Investment Income
    (Loss).................     2.76%** (10.05)%**
SUPPLEMENTARY DATA:
Portfolio Turnover
  Rate***..................        0%         0%
Net Assets, End of Period
  (000's omitted)..........  $     --   $     --

                    * COMMENCEMENT OF OPERATIONS: MAY 7, 1997
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND
                      EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL
                      HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS
                      GREATER THAN ZERO.
                   ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                U.S. GOVERNMENT MONEY
                                                     MARKET FUND                                      OTC FUND
                                    ---------------------------------------------   ---------------------------------------------
                                       YEAR ENDED      YEAR ENDED    PERIOD ENDED      YEAR ENDED      YEAR ENDED    PERIOD ENDED
                                     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                             1999            1998           1997*            1999            1998           1997*
                                    -------------   -------------   -------------   -------------   -------------   -------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF
  PERIOD..........................     $  1.00         $ 10.32         $ 10.00        $  19.57         $ 10.65         $ 10.00
                                       -------         -------         -------        --------         -------         -------
  Net Investment Income (Loss)....         .04             .08             .31            (.33)           (.40)           (.09)
  Net Realized and Unrealized
    Gains on Securities...........          --              --             .01           19.88            9.32             .74
                                       -------         -------         -------        --------         -------         -------
  Net Increase in Net Asset
    Value.........................         .04             .08             .32           19.55            8.92             .65
DISTRIBUTIONS TO SHAREHOLDERS
  FROM:
  Net Investment Income...........        (.04)           (.01)             --              --              --              --
  Net Realized Capital Gains......          --              --                            (.60)
Adjustment due to Reorganization
  (Note 1)........................          --           (9.39)             --              --              --              --
                                       -------         -------         -------        --------         -------         -------
Net Increase (Decrease) in Net
  Asset Value.....................          --           (9.32)            .32           18.95            8.92             .65
                                       -------         -------         -------        --------         -------         -------
NET ASSET VALUE--END OF PERIOD....     $  1.00         $  1.00         $ 10.32        $  38.52         $ 19.57         $ 10.65
                                       =======         =======         =======        ========         =======         =======
TOTAL INVESTMENT RETURN...........       3.92%           2.22%                         101.32%          83.76%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses..................       1.39%           2.99%           6.82%**         1.55%           2.96%           9.07%**
  Net Expenses....................       1.39%           2.67%           2.20%**         1.55%           2.96%           2.80%**
  Net Investment Income (Loss)....       3.64%           2.61%           3.34%**       (1.24)%         (2.67)%         (1.22)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***........          0%              0%              0%            953%          1,077%            450%
Net Assets, End of Period (000's
  omitted)........................     $99,396         $40,971         $17,903        $373,458         $22,038         $ 2,367

                    * COMMENCEMENT OF OPERATIONS: MAY 7, 1997
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                   ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                             PRECIOUS METALS FUND
                                                                -----------------------------------------------
                                                                   YEAR ENDED       YEAR ENDED     PERIOD ENDED
                                                                 DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                                                         1999             1998            1997*
                                                                -------------    -------------    -------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD........................       $  5.81         $   7.02         $  10.00
                                                                   -------         --------         --------
  Net Investment Loss.......................................          (.07)            (.16)            (.11)
  Net Realized and Unrealized Losses on Securities..........          (.14)           (1.05)           (2.87)
                                                                   -------         --------         --------
  Net Decrease in Net Asset Value Resulting from
    Operations..............................................          (.21)           (1.21)           (2.98)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Realized Capital Gains................................          (.17)              --               --
                                                                   -------         --------         --------
Net Decrease in Net Asset Value.............................          (.38)           (1.21)           (2.98)
                                                                   -------         --------         --------
NET ASSET VALUE--END OF PERIOD..............................       $  5.43         $   5.81         $   7.02
                                                                   =======         ========         ========
TOTAL INVESTMENT RETURN.....................................       (3.58)%         (17.24)%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses............................................         2.17%            3.39%            9.76%**
  Net Expenses..............................................         2.17%            3.23%            2.80%**
  Net Investment Loss.......................................       (1.39)%          (2.31)%          (2.19)%**
SUPPLEMENTARY DATA:
  Portfolio Turnover Rate***................................        1,239%           1,739%             914%
  Net Assets, End of Period (000's omitted).................       $ 6,992         $  2,695         $    518

                    * COMMENCEMENT OF OPERATIONS: MAY 29, 1997
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                   ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                        U. S. GOVERNMENT BOND FUND
                                            ----------------------------------------------------------------------------------
                                                                               AUGUST 18,      JULY 29,    JUNE 24,    MAY 29,
                                               YEAR ENDED      YEAR ENDED         1997 TO       1997 TO     1997 TO    1997 TO
                                             DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    AUGUST 12,    JULY 14,    JUNE 5,
                                                     1999            1998           1997+         1997+       1997+     1997+*
                                            -------------   -------------   -------------   -----------   ---------   --------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD......    $  13.28         $11.82          $10.70         $ 10.92      $10.44      $10.00
                                              --------         ------          ------         -------      ------      ------
  Net Investment Income...................         .41            .24             .15             .02         .10          --
  Net Realized and Unrealized Gains
    (Losses) on Securities................       (3.09)          1.28             .97            (.38)        .13         .15
                                              --------         ------          ------         -------      ------      ------
  Net Increase (Decrease) in Net Asset
    Value Resulting from Operations.......       (2.68)          1.52            1.12            (.36)        .23         .15
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income...................        (.43)          (.06)             --              --          --          --
                                              --------         ------          ------         -------      ------      ------
Net Increase (Decrease) in Net Asset
  Value...................................       (3.11)          1.46            1.12            (.36)        .23         .15
                                              --------         ------          ------         -------      ------      ------
NET ASSET VALUE--END OF PERIOD............    $  10.17         $13.28          $11.82         $ 10.56      $10.67      $10.15
                                              ========         ======          ======         =======      ======      ======
  TOTAL INVESTMENT RETURN.................    (20.45)%         12.86%
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses........................       1.52%          2.71%           8.47%**        49.63%**    12.68%**     5.43%**
    Net Expenses..........................       1.52%          2.71%           2.40%**         2.40%**     2.40%**     2.40%**
    Net Investment Income.................       3.55%          1.92%           3.49%**         3.80%**     7.94%**     1.86%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***................      1,611%         1,463%            761%              0%          0%          0%
Net Assets, End of Period (000's
  omitted)................................    $  1,136         $4,973          $  892         $    --      $   --      $   --

                    * COMMENCEMENT OF OPERATIONS: MAY 29, 1997
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND
                      EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL
                      HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS
                      GREATER THAN ZERO.
                   ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              JUNO FUND
                                       ---------------------------------------------------------------------------------------
                                                            MARCH 3,    MARCH 1,    FEBRUARY 22,    FEBRUARY 1,    JANUARY 19,
                                          YEAR ENDED         1998 TO     1998 TO         1998 TO        1998 TO        1998 TO
                                        DECEMBER 31,    DECEMBER 31,    MARCH 2,    FEBRUARY 24,    FEBRUARY 2,    JANUARY 25,
                                                1999           1998+       1998+           1998+          1998+          1998+
                                       -------------   -------------   ---------   -------------   ------------   ------------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF
  PERIOD.............................     $ 8.40          $  9.20       $  9.09       $  9.03          $8.98          $8.88
                                          ------          -------       -------       -------          -----          -----
  Net Investment Income (Loss).......        .17             (.05)           --            --             --             --
  Net Realized and Unrealized Gains
    (Losses) on Securities...........       1.47             (.75)          .08           .11            .04            .26
                                          ------          -------       -------       -------          -----          -----
  Net Increase (Decrease) in Net
    Asset Value Resulting from
    Operations.......................       1.64             (.80)          .08           .11            .04            .26
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net Investment Income..............       (.04)              --            --            --             --             --
  Net Realized Capital Gains.........       (.09)              --            --            --             --             --
                                          ------          -------       -------       -------          -----          -----
Net Increase (Decrease) in Net Asset
  Value..............................       1.51             (.80)          .08           .11            .04            .26
                                          ------          -------       -------       -------          -----          -----
NET ASSET VALUE--END OF PERIOD.......     $ 9.91          $  8.40       $  9.17       $  9.14          $9.02          $9.14
                                          ======          =======       =======       =======          =====          =====
TOTAL INVESTMENT RETURN..............     19.66%          (8.70)%         0.88%         1.22%          0.45%          2.93%
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.....................      2.26%            5.72%**      13.10%**       4.39%**        4.42%**        4.42%**
  Net Expenses.......................      2.26%            3.52%**      11.01%**       3.68%**        3.68%**        3.67%**
  Net Investment Income (Loss).......      1.95%          (1.10)%**     (5.32)%**       1.60%**        1.92%**        1.73%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***...........         0%               0%            0%            0%             0%             0%
Net Assets, End of Period (000's
  omitted)...........................     $  388          $    69       $    --       $    --          $  --          $  --

                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND
                      EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL
                      HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS
                      GREATER THAN ZERO.
                   ++ CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE PERIOD.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                              JUNO FUND
                                            ------------------------------------------------------------------------------
                                              OCTOBER 22,     AUGUST 26,      JULY 24,               JUNE 16,       MAY 7,
                                                  1997 TO        1997 TO       1997 TO                1997 TO      1997 TO
                                             DECEMBER 11,    OCTOBER 19,    AUGUST 11,    JULY 7,     JULY 2,      JUNE 3,
                                                    1997+          1997+         1997+      1997+       1997+       1997+*
                                            -------------   ------------   -----------   --------   ---------   ----------
PER SHARE OPERATING PERFORMANCE:++
NET ASSET VALUE--BEGINNING OF PERIOD.....      $ 9.50          $ 9.72        $ 9.41      $  9.59     $ 9.71     $   10.00
                                               ------          ------        ------      -------     ------     ---------
  Net Investment Income..................         .11             .01           .01           --         --            --
  Net Realized and Unrealized Gains
    (Losses) on Securities...............        (.60)           (.21)          .26         (.05)      (.03)         (.14)
                                               ------          ------        ------      -------     ------     ---------
Net Increase (Decrease) in Net Asset
  Value..................................        (.49)           (.20)          .27         (.05)      (.03)         (.14)
                                               ------          ------        ------      -------     ------     ---------
NET ASSET VALUE--END OF PERIOD...........      $ 9.01          $ 9.52        $ 9.68      $  9.54     $ 9.68     $    9.86
                                               ======          ======        ======      =======     ======     =========
RATIOS TO AVERAGE NET ASSETS:
  Gross Expenses.........................      19.73%**         7.88%**       3.23%**    111.10%**    5.71%**       6.13%**
  Net Expenses...........................       2.90%**         2.90%**       2.90%**      2.90%**    2.90%**       2.90%**
  Net Investment Income (Loss)...........       8.68%**         0.80%**       1.50%**      0.74%**    1.29%**     (0.37)%**
SUPPLEMENTARY DATA:
Portfolio Turnover Rate***...............          0%              0%            0%           0%         0%            0%
Net Assets, End of Period (000's
  omitted)...............................      $   --          $   --        $   --      $    --     $   --     $      --

                    * COMMENCEMENT OF OPERATIONS: MAY 7, 1997
                   ** ANNUALIZED
                  *** PORTFOLIO TURNOVER RATIO IS CALCULATED WITHOUT REGARD TO
                      SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE
                      YEAR.
                    + DUE TO THE NATURE OF THE INVESTMENT ACTIVITY, THE FUND
                      EXPERIENCED PERIODS WITH ZERO NET ASSETS. FINANCIAL
                      HIGHLIGHTS ARE PRESENTED ONLY FOR PERIODS WITH NET ASSETS
                      GREATER THAN ZERO.
                   ++ THE PER SHARE DATA OF THE FINANCIAL HIGHLIGHTS TABLE IS
                      CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR
                      THE YEAR.

See Notes to Financial Statements.

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1.  SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of shares. The Trust currently has seven operating Funds: the Nova Fund, the Ursa Fund, the U.S. Government Money Market Fund, the OTC Fund, the Precious Metals Fund, the U.S. Government Bond Fund, and the Juno Fund (collectively the "Funds"), and is managed by PADCO Advisors II, Inc. ("PADCO"). PADCO Financial Services, Inc. ("PFSI") acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the Funds of the Trust (the "Separate Account Restructuring"). Shares of the Funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each Fund, except for U.S. Government Money Market Fund shares which were adjusted to $1.00, was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with generally accepted accounting principles and are consistently followed by the Trust.

SECURITY VALUATION

Securities listed on an exchange are valued at the latest quoted sales price as of 4:00 P.M. on the valuation date. Securities not traded on an exchange are valued at their last sales price. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more securities dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees or by PADCO using methods established or ratified by the Board of Trustees.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date for financial reporting purposes and realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries, and subsequently adjusted to reflect actual holdings on the record date. Interest income is accrued on a daily basis.

ORGANIZATION COSTS

Deferred organization costs, which totaled approximately $821,573, represent expenses incurred and paid on behalf of the Trust by PADCO. These initial costs were allocated to the Funds within the Trust and are being amortized on a straight line basis over a five year period beginning with the commencement of operations. These amortized costs are then allocated to the Funds daily and reconciled and settled monthly between the Funds on the basis of the relative net assets of each Fund to the total net assets of the Trust. The monthly amortized amount is reimbursed to PADCO. An additional $35,000 of organization costs associated with the Separate Account Restructuring were incurred by the Trust and allocated to the Funds during the year ended December 31, 1998. These costs are being amortized over the remaining amortization period of the initial organization costs. At December 31, 1999, accrued organization costs payable by the Trust were $425,541.

DISTRIBUTIONS

Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets were not affected by this adjustment.

OPTIONS AND FUTURES

Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

When a Fund writes (sells) an option, an amount equal to the premium received is entered into the Fund's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

SHORT SALES

When the Trust engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Trust maintains a segregated account of the securities as collateral for the short sales. The Trust is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

2.  FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize options and futures. The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve to varying degrees, risk of loss in excess of the option value reflected in the Statement of Assets and Liabilities. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

In conjunction with the use of options and futures, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate depending upon the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, or the repurchase agreements allocated to each Fund.

3.  FEDERAL INCOME TAXES

The Trust intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no Federal income tax provision is required.

4.  USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

5.  REPURCHASE AGREEMENTS

The Trust transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury obligations. The collateral is in the possession of the Trust's custodian and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. As of December 31, 1999, the collateral for the repurchase agreements, entered into on December 31, 1999, with

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Fuji Securities, Lehman Brothers, Inc., PaineWebber, Inc., and Salomon Smith Barney, Inc. in the joint account was as follows:

SECURITY TYPE                                         RANGE OF RATES      PAR VALUE    MARKET VALUE
-------------                                         --------------    -----------    ------------
U.S. Treasury Notes...............................    6.125%-7.875%     $27,849,000    $28,121,938
U.S. Treasury Bonds...............................    6.375%-8.000%     $27,445,000    $28,500,000

6.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays PADCO investment advisory fees calculated at an annual percentage rate of one-half of one percent (0.50%) of the average daily net assets of the U.S. Government Money Market Fund and the U.S. Government Bond Fund, three-quarters of one percent (0.75%) of the average daily net assets of the Nova Fund, the Precious Metals Fund, and the OTC Fund, and nine-tenths of one percent (0.90%) of the average daily net assets of the Ursa Fund and the Juno Fund. Certain officers and trustees of the Trust are also officers and directors of PADCO.

PADCO Service Company, Inc., (the "Servicer") provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of two-tenths of one percent (0.20%) of the average daily net assets of the U.S. Government Money Market Fund, the U.S. Government Bond Fund, the Precious Metals Fund, and the OTC Fund; and at an annual percentage rate of one-quarter of one percent (0.25%) of the average daily net assets of the Nova Fund, the Ursa Fund, and the Juno Fund. Certain officers and trustees of the Trust are also officers and directors of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, if applicable.

In 1997 and 1998, PADCO and the Servicer voluntarily agreed to waive certain fees and, if necessary, to reimburse any Fund expenses which would cause the ratio of expenses to average net assets to exceed certain predetermined expense ratio limits. Each Fund remained liable to PADCO and the Servicer for such expenses so long as any recapture would not cause the Fund's daily expense ratio to exceed the amount of the expense ratio limits. The period for which PADCO and the Servicer could recapture prior period waivers and expense reimbursements expired on October 24, 1999. Recaptured expenses paid to PADCO and the Servicer are recognized in the Statement of Operations as Expenses Previously Waived.

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

The Trust has adopted an Investor Services Plan for which PFSI (an affiliated entity) and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to PFSI at an annual rate not to exceed one-quarter of one percent (0.25%) of average daily net assets. PFSI, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate itself for shareholder services it performs.

7.  SECURITIES TRANSACTIONS

During the year ended December 31, 1999, purchases and sales of investment securities, excluding short-term and temporary cash investments, were:

                                                      U.S.
                                                GOVERNMENT                                         U.S.
                                                     MONEY                       PRECIOUS    GOVERNMENT
                              NOVA       URSA       MARKET              OTC        METALS          BOND       JUNO
                              FUND       FUND         FUND             FUND          FUND          FUND       FUND
                        ----------   --------   ----------   --------------   -----------   -----------   --------
Purchases............   $       --     $ --      $    --     $1,245,407,403   $32,529,005   $38,574,718    $   --
Sales................   $1,204,575     $ --      $    --     $1,029,514,949   $26,372,319   $41,964,815    $   --

8.  NET UNREALIZED APPRECIATION (DEPRECIATION) OF SECURITIES

At December 31, 1999 unrealized appreciation (depreciation) and cost of investment securities for Federal income tax purposes was:

                                                                            U.S.
                                                                      GOVERNMENT                                          U.S.
                                                                           MONEY                       PRECIOUS     GOVERNMENT
                                              NOVA           URSA         MARKET              OTC        METALS           BOND
                                              FUND           FUND           FUND             FUND          FUND           FUND
                                       -----------    -----------    -----------    -------------    ----------    -----------
Gross Unrealized Appreciation......    $   808,447    $        --    $        --    $ 99,599,762     $  192,619    $       --
Gross Unrealized (Depreciation)....         (6,500)      (145,590)            --      (1,161,439)      (203,890)      (99,378)
                                       -----------    -----------    -----------    ------------     ----------    ----------
Net Unrealized Appreciation
  (Depreciation)...................    $   801,947    $  (145,590)   $        --    $ 98,438,323     $  (11,271)   $  (99,378)
                                       ===========    ===========    ===========    ============     ==========    ==========
Cost of Investments for Federal
  Income Tax Purposes..............    $85,841,032    $31,437,330    $98,296,239    $275,686,020     $7,000,341    $1,019,152


                                          JUNO
                                          FUND
                                     ---------
Gross Unrealized Appreciation......  $  1,165
Gross Unrealized (Depreciation)....        --
                                     --------
Net Unrealized Appreciation
  (Depreciation)...................  $  1,165
                                     ========
Cost of Investments for Federal
  Income Tax Purposes..............  $382,632

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

9.  NET ASSETS

At December 31, 1999, net assets consisted of:

                                                                            U.S.
                                                                      GOVERNMENT                                          U.S.
                                                                           MONEY                       PRECIOUS     GOVERNMENT
                                              NOVA           URSA         MARKET              OTC        METALS           BOND
                                              FUND           FUND           FUND             FUND          FUND           FUND
                                       -----------    -----------    -----------    -------------    ----------    -----------
Paid-In-Capital....................    $77,270,546    $43,657,813    $99,347,334    $246,008,158     $7,571,515    $2,182,408
Undistributed Net Investment Income
  (Loss)...........................      1,799,917      1,078,946         49,727      (1,475,095)            --         2,076
Accumulated Net Realized Gain
  (Loss) on Investments............      9,697,202    (11,312,332)        (1,351)      3,200,671       (832,753)   (1,000,200)
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts....      4,154,482     (1,114,113)            --     125,723,791        253,190       (48,551)
                                       -----------    -----------    -----------    ------------     ----------    ----------
Net Assets.........................    $92,922,147    $32,310,314    $99,395,710    $373,457,525     $6,991,952    $1,135,733
                                       ===========    ===========    ===========    ============     ==========    ==========


                                          JUNO
                                          FUND
                                     ---------
Paid-In-Capital....................  $334,045
Undistributed Net Investment Income
  (Loss)...........................     5,602
Accumulated Net Realized Gain
  (Loss) on Investments............    46,835
Net Unrealized Appreciation
  (Depreciation) on Investments,
  Options and Futures Contracts....     1,646
                                     --------
Net Assets.........................  $388,128
                                     ========

10. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of shares. Transactions in shares for the year ended December 31, 1999 were:

                                                                          U.S.
                                                                    GOVERNMENT                                          U.S.
                                                                         MONEY                       PRECIOUS     GOVERNMENT
                                        NOVA             URSA           MARKET             OTC         METALS           BOND
                                        FUND             FUND             FUND            FUND           FUND           FUND
                                ------------    -------------    -------------    ------------    -----------    -----------
Shares Purchased............      50,447,660      118,125,659      657,452,748      49,107,688      5,585,040     2,712,269
Purchased through Dividend
  Reinvestment..............         229,476            2,147        2,472,993         180,810         22,870         8,675
                                ------------    -------------    -------------    ------------    -----------    -----------
Total Purchased.............      50,677,136      118,127,806      659,925,741      49,288,498      5,607,910     2,720,944
Shares Redeemed.............     (47,515,999)    (112,963,885)    (601,487,187)    (40,718,690)    (4,783,248)   (2,983,727)
                                ------------    -------------    -------------    ------------    -----------    -----------
Net Shares Purchased
  (Redeemed)................       3,161,137        5,163,921       58,438,554       8,569,808        824,662      (262,783)
                                ============    =============    =============    ============    ===========    ===========


                                     JUNO
                                     FUND
                              -----------
Shares Purchased............    1,724,023
Purchased through Dividend
  Reinvestment..............          133
                              -----------
Total Purchased.............    1,724,156
Shares Redeemed.............   (1,693,175)
                              -----------
Net Shares Purchased
  (Redeemed)................       30,981
                              ===========

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in shares for the year ended December 31,1998 were:

                                                                      U.S.
                                                                GOVERNMENT                                       U.S.
                                                                     MONEY                     PRECIOUS    GOVERNMENT
                                       NOVA           URSA          MARKET            OTC        METALS          BOND        JUNO
                                       FUND           FUND            FUND           FUND          FUND          FUND        FUND
                               ------------   ------------   -------------   ------------   -----------   -----------   ---------
Shares Purchased............     30,899,625     38,101,331     131,244,147     12,540,353     2,877,138    1,880,535      688,698
Purchased through Dividend
  Reinvestment..............             --             --         215,212             --            --        1,435           --
                               ------------   ------------   -------------   ------------   -----------   -----------   ---------
Total Purchased.............     30,899,625     38,101,331     131,459,359     12,540,353     2,877,138    1,881,970      688,698
Shares Issued for
  Restructuring*............             --             --      29,078,048             --            --           --           --
Shares Redeemed.............    (29,913,354)   (37,583,808)   (121,301,754)   (11,636,468)   (2,486,791)  (1,582,992)    (680,511)
                               ------------   ------------   -------------   ------------   -----------   -----------   ---------
Net Shares Purchased........        986,271        517,523      39,235,653        903,885       390,347      298,978        8,187
                               ============   ============   =============   ============   ===========   ===========   =========

*Additional shares in U.S. Government Money Market Fund were issued as a result of the Separate Account Restructuring on November 2, 1998 (refer to Note 1).

Transactions in dollars for the year ended December 31, 1999 were:

                                                                     U.S.
                                                               GOVERNMENT                                            U.S.
                                                                    MONEY                         PRECIOUS     GOVERNMENT
                                     NOVA            URSA          MARKET               OTC         METALS           BOND
                                     FUND            FUND            FUND              FUND           FUND           FUND
                            -------------   -------------   -------------   ---------------   ------------   ------------
Shares Purchased.........   $ 857,924,176   $ 693,165,161   $ 657,452,736   $ 1,297,846,511   $ 31,346,340   $ 32,066,740
Purchased through
  Dividend Reinvestment..       3,800,116          12,321       2,472,993         4,739,037        121,667        100,795
                            -------------   -------------   -------------   ---------------   ------------   ------------
Total Purchased..........     861,724,292     693,177,482     659,925,729     1,302,585,548     31,468,007     32,167,535
Shares Redeemed..........    (809,549,304)   (655,581,100)   (601,485,218)   (1,070,752,018)   (26,870,021)   (35,114,414)
                            -------------   -------------   -------------   ---------------   ------------   ------------
Net Shares Purchased
  (Redeemed).............   $  52,174,988   $  37,596,382   $  58,440,511   $   231,833,530   $  4,597,986   $ (2,946,879)
                            =============   =============   =============   ===============   ============   ============


                                   JUNO
                                   FUND
                           ------------
Shares Purchased.........  $ 15,465,223
Purchased through
  Dividend Reinvestment..         1,259
                           ------------
Total Purchased..........    15,466,482
Shares Redeemed..........   (15,200,655)
                           ------------
Net Shares Purchased
  (Redeemed).............  $    265,827
                           ============

                              RYDEX VARIABLE TRUST

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Transactions in dollars for the year ended December 31, 1998 were:

                                                                      U.S.
                                                                GOVERNMENT                                          U.S.
                                                                     MONEY                       PRECIOUS     GOVERNMENT
                                      NOVA            URSA          MARKET             OTC         METALS           BOND
                                      FUND            FUND            FUND            FUND           FUND           FUND
                             -------------   -------------   -------------   -------------   ------------   ------------
Shares Purchased..........   $ 419,952,323   $ 276,426,278   $ 559,383,619   $ 178,243,785   $ 19,872,131   $ 24,089,105
Purchased through Dividend
  Reinvestment............              --              --         215,212              --             --         18,864
                             -------------   -------------   -------------   -------------   ------------   ------------
Total Purchased...........     419,952,323     276,426,278     559,598,831     178,243,785     19,872,131     24,107,969
Shares Redeemed...........    (404,608,219)   (272,178,829)   (537,056,181)   (166,694,207)   (17,324,929)   (19,983,929)
                             -------------   -------------   -------------   -------------   ------------   ------------
Net Shares Purchased......   $  15,344,104   $   4,247,449   $  22,542,650   $  11,549,578   $  2,547,202   $  4,124,040
                             =============   =============   =============   =============   ============   ============


                                   JUNO
                                   FUND
                            -----------
Shares Purchased..........  $ 6,011,996
Purchased through Dividend
  Reinvestment............           --
                            -----------
Total Purchased...........    6,011,996
Shares Redeemed...........   (5,927,097)
                            -----------
Net Shares Purchased......  $    84,899
                            ===========

                              RYDEX VARIABLE TRUST

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

11. OPTION CONTRACTS WRITTEN

During the year ended December 31, 1999, the Trust wrote the following contracts:

Put Options Written:

                                                                      JUNO FUND
                                                                ---------------------
                                                                NUMBER OF     INITIAL
                                                                CONTRACTS    PREMIUMS
                                                                ---------    --------
Outstanding at Beginning of Year............................         0       $     --
Options Written.............................................         2         21,294
Options Terminated..........................................        (2)       (21,294)
                                                                   ---       --------
Outstanding at End of Year..................................         0       $     --
                                                                   ===       ========

12. LOSS CARRYFORWARD -- FEDERAL INCOME TAX

At December 31, 1999, for Federal income tax purposes, the following funds have capital loss carryovers which may be applied against future net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

EXPIRES                                                 U.S. GOVERNMENT    PRECIOUS METALS    U.S. GOVERNMENT
DECEMBER 31                              URSA FUND    MONEY MARKET FUND               FUND          BOND FUND
-----------                             ----------    -----------------    ---------------    ---------------
2006................................    $  494,808               --                 --            $141,347
2007................................     9,952,323              719            568,292             798,692

                          INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees,
Rydex Variable Trust:

We have audited the accompanying statements of assets and liabilities of the Nova, Ursa, U.S. Government Money Market, OTC, Precious Metals, U.S. Government Bond, and Juno Funds (the "Funds") of the Rydex Variable Trust (the "Trust"), including the schedules of investments, as of December 31, 1999, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Rydex Advisor Variable Annuity Account for the periods ended December 31, 1997 were audited by other auditors whose report, dated March 6, 1998, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Nova, Ursa, U.S. Government Money Market, OTC, Precious Metals, U.S. Government Bond, and Juno Funds of the Rydex Variable Trust as of December 31, 1999, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Princeton, New Jersey
February 8, 2000

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF OUR SHAREHOLDER. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

                                     [LOGO]

                              RYDEX VARIABLE TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 1999

         NOVA FUND
         URSA FUND
         U.S. GOVERNMENT
           MONEY MARKET FUND
         OTC FUND
         PRECIOUS METALS FUND
         U.S. GOVERNMENT BOND FUND
         JUNO FUND